SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

File No. 002-37707
File No. 811-02071

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /

Post-Effective Amendment No.	72	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	72

DELAWARE GROUP INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800)523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Public Offering:	November 28, 2007

It is proposed that this filing will become effective:

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on November 28, 2007 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 72 to Registration File No. 002-37707 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Prospectuses

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

Prospectus

Fixed Income

Delaware Corporate Bond Fund
(Class A, Class B, Class C, Class R)

Delaware Extended Duration Bond Fund
(Class A, Class B, Class C, Class R)

November 28, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund profiles	page 1
Delaware Corporate Bond Fund	1
Delaware Extended Duration Bond Fund	1

How we manage the Funds	page 8
Our investment strategies	8
The securities we typically invest in	9
The risks of investing in the Funds	14
Disclosure of portfolio holdings information	17

Who manages the Funds	page 18
Investment manager	18
Portfolio managers	18
Manager of managers structure	20
Who’s who?	20

About your account	page 22
Investing in the Funds	22
Choosing a share class	22
Dealer compensation	27
Payments to intermediaries	28
How to reduce your sales charge	29
How to buy shares	33
Fair valuation	34
Retirement plans	35
Document delivery	35
How to redeem shares	35
Account minimums	37
Special services	37
Exchanges	38
Frequent trading of Fund shares	39
Dividends, distributions and taxes	42
Certain management considerations	43

Financial highlights	page 44

Glossary	page 61

Additional information	page 65

Profile

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

What is the Funds’ investment objective?

The Funds seek to provide investors with total return. Although each Fund will strive to meet its goal, there is no assurance that it will.

What are the Funds’ main investment strategies?
We invest primarily in corporate bonds. Our focus is on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds we select for the portfolio are typically rated BBB and above by Standard and Poor’s (S & P) or Baa and above by Moody’s Investors Service, Inc. (Moody’s). We may also invest in unrated bonds, if we believe their credit quality is comparable to those that have investment grade ratings.

The most significant difference between the two Funds is in their return potential and their risk profiles as determined by the average duration of the bonds in each Fund’s portfolio. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates. We generally keep Delaware Corporate Bond Fund’s duration between four and seven years. This is a more conservative strategy than that of Delaware Extended Duration Bond Fund, which will typically have a duration between eight and eleven years.

Under normal circumstances, each Fund will invest at least 80% of its net assets in corporate bonds. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Funds?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment will increase and decrease according to changes in the value of the securities in the Funds’ portfolio. These Funds will be affected by changes in bond prices, particularly as a result of changes in interest rates. They may also be affected by economic conditions which may hinder a company’s ability to make interest and principal payments on its debt.

For a more complete discussion of risk, please see “The risks of investing in the Funds” on page 14.

Who should invest in the funds

  Investors with medium or long-range goals

  Investors seeking a bond investment to help balance their investments in stocks or more aggressive securities

  Investors who are seeking an income investment that can provide total return opportunities through the automatic reinvestment of income dividends

Who should not invest in the funds

  Investors with very short-term financial goals

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

  Investors seeking long-term growth of capital

1

Profile

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in either Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

How have the Funds performed?

The bar charts and tables can help you evaluate the risks of investing in the Funds. We show how annual returns for the Funds’ Class A shares have varied over the past eight calendar years, as well as average annual returns of Class A, B, C and R shares for one-year, five-year and lifetime periods, as applicable. A Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 6 for additional information about expense caps.

Year-by-year total return (Class A)

As of September 30, 2007, the Delaware Corporate Bond Fund’s Class A shares had a calendar year-to-date return of 1.86%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 6.43% for the quarter ended June 30, 2003 and its lowest quarterly return was -3.60% for the quarter ended June 30, 2004.

As of September 30, 2007, the Delaware Extended Duration Bond Fund’s Class A shares had a calendar year-to-date return of 0.64%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 8.30% for the quarter ended June 30, 2003 and its lowest quarterly return was -5.54% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

2

Average annual returns for periods ending 12/31/06

Delaware Corporate Bond Fund	1 year	5 years	lifetime **
Class A return before taxes	1.89%	6.76%	6.25%
Class A return after taxes on distributions	(0.06)%	4.46%	3.84%
Class A return after taxes on distributions
and sale of Fund shares	1.17%	4.42%	3.85%
Class B return before taxes*	1.62%	6.68%	6.09%
Class C return before taxes*	4.80%	6.95%	6.07%
Class R return before taxes*	6.33%	N/A	4.70%
Lehman Brothers U.S. Credit Index (reflects no
deduction for fees, expenses, or taxes)	4.26%	5.90%	5.75%

The Fund’s returns above are compared to the performance of the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Credit Index is an index based on all publicly issued intermediate fixed-rate, non-convertible investment grade domestic corporate bonds and Yankee issues. You should remember that, unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at the end of the period. The 10 year return for Class B shares reflects conversion to Class A shares after approximately 8 years. If shares were not redeemed, the returns before taxes for Class B would be 5.62%, 6.91% and 6.09% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, the returns before taxes for Class C would be 5.80%, 6.95% and 6.07% for the one-year, five-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. The returns shown for Class A, Class B, Class C, and Class R shares are for the lifetime period because the inception date for Class A, Class B and Class C shares of the Fund was September 15, 1998, and Class R shares was June 2, 2003. The Index return is for the Fund’s Class A lifetime period. The Index return for the Class R lifetime period was 3.36%. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for Class R shares lifetime reflects the return from June 30, 2003 through December 31, 2006.

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Profile

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Average annual returns for periods ending 12/31/06

Delaware Extended Duration Bond Fund	1 year	5 years	lifetime **
Class A return before taxes	0.59%	8.15%	7.00%
Class A return after taxes on distributions	(1.40)%	5.59%	4.40%
Class A return after taxes on distributions
and sale of Fund shares	0.32%	5.50%	4.39%
Class B return before taxes*	0.75%	8.14%	6.81%
Class C return before taxes*	3.74%	8.35%	6.82%
Class R return before taxes*	5.16%	N/A	4.08%
Lehman Brothers Long U.S. Credit Index (reflects no
deduction for fees, expenses, or taxes)	3.47%	7.73%	6.57%

The Fund’s returns above are compared to the performance of the Lehman Brothers Long U.S. Credit Index. The Lehman Brothers Long U.S. Credit Index is a total return index of all publicly issued, fixed-rate, non-convertible investment grade domestic corporate bonds and Yankee issues. All bonds have maturities of at least 10 years or more. You should remember that, unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Total returns assume redemption of shares at the end of the period. The 10 year return for Class B shares reflects conversion to Class A shares after approximately 8 years. If shares were not redeemed, the returns before taxes for Class B would be 4.74%, 8.36% and 6.81% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, the returns before taxes for Class C would be 4.73%, 8.35% and 6.82% for the one-year, five-year and lifetime periods, respectively.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. The returns shown for Class A, Class B, Class C, and Class R shares are for the lifetime period because the inception date for Class A, Class B and Class C shares of the Fund was September 15, 1998, and Class R shares was October 1, 2005. The Index return is for the Fund’s Class A lifetime period. The Index return for the Class R lifetime period was 5.72%. The Index reports returns on a monthly basis as of the last day of the month. As a result, the returns for Class R shares’ lifetime reflect the return from October 31, 2005 through December 31, 2006.

4

Fees and expenses

What are the Funds’ fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of each Fund. You do not pay sales charges when you buy or sell Class R shares.

Maximum sales charge (load) imposed
on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge
(load) as a percentage of original purchase price
or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]	none
Maximum sales charge (load) imposed
on reinvested dividends	none	none	none	none
Redemption fees	none	none	none	none
Exchange fees[4]	none	none	none	none

1  A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within the first two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2  If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1% during the sixth year, and 0% thereafter.

3  Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4  Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

5

Profile

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Annual fund operating expenses are deducted from each Fund’s assets.

Class	A	B	C	R
Delaware Corporate Bond Fund
Management fees[1]	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.30%[2]	1.00%	1.00%	0.60	% [2]
Other expenses	0.26%	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.06%	1.76%	1.76%	1.36%
Fee waivers and payments	(0.16%)	(0.11%)	(0.11%)	(0.21%)
Net expenses	0.90%	1.65%	1.65%	1.15%
Delaware Extended Duration Bond Fund
Management fees[1]	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.30%[2]	1.00%	1.00%	0.60	% [2]
Other expenses	0.35%	0.35%	0.35%	0.35%
Total annual fund operating expenses	1.20%	1.90%	1.90%	1.50%
Fee waivers and payments	(0.30%)	(0.25%)	(0.25%)	(0.35%)
Net expenses	0.90%	1.65%	1.65%	1.15%

1  The investment manager (Manager) has contracted to waive fees all or a portion of its investment advisory fees and pay/or reimburse expenses from December 1, 2007 through November 30, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to those relating reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine” expenses)) from exceeding 0.65% of each Fund’s respective average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

2  The Funds’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares’ 12b-1 fee for each Fund from December 1, 2007 through November 30, 2008 to no more than 0.25% and 0.50% of average daily net assets, respectively.

6

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with the expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

			if redeemed	if redeemed
Class	A	B1	B1	C	C	R
Delaware Corporate Bond Fund
1 year	$538	$168	$568	$168	$268	$117
3 years	$757	$543	$768	$543	$543	$410
5 years	$994	$944	$1,094	$944	$944	$725
10 years	$1,672	$1,879	$1,879	$2,064	$2,064	$1,617
Delaware Extended Duration Bond Fund
1 year	$538	$168	$568	$168	$268	$117
3 years	$785	$573	$798	$573	$573	$440
5 years	$1,052	$1,003	$1,153	$1,003	$1,003	$785
10 years	$1,814	$2,019	$2,019	$2,202	$2,202	$1,761

1 The Class B example reflects the conversion of Class B shares to Class A shares after approximately 8 years. Information for the ninth and tenth years reflects expenses of the Class A shares.

7

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. The following are descriptions of how the portfolio manager pursues the Funds’ investment goals.

The Funds strive to provide shareholders with total return through a combination of income and capital appreciation from the bonds in their portfolios. We invest primarily in corporate bonds, with a strong emphasis on those that are rated in the four highest credit categories by an NRSRO. We may also invest in high-yielding, lower quality corporate bonds (also called “junk bonds”). These may involve greater risk because the companies issuing the bonds have lower credit ratings and may have difficulty making interest and principal payments. We may invest up to 25% of each Fund’s total assets in foreign securities. Securities of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

In selecting bonds, we conduct a careful analysis of economic factors, industry-related information and the underlying financial stability of the company issuing the bond.

Choosing between Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund
We manage both Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund using the same fundamental strategy. The main difference between the two Funds is in their return potential and the corresponding risk associated with each Fund. Delaware Corporate Bond Fund is the more conservative of the two Funds and might be appropriate for investors who desire less potential for fluctuation of their share price. We generally keep Delaware Corporate Bond Fund’s duration between four and seven years. Delaware Extended Duration Bond Fund will typically have a duration between eight and eleven years. This longer duration gives Delaware Extended Duration Bond Fund greater income potential as well as greater appreciation potential when interest rates decline.

Each Fund’s investment objective is non-fundamental. This means that the Board of Trustees may change a Fund’s objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change in the objective became effective.

8

The securities we typically invest in

Fixed income securities generally offer the potential for greater income payments than stocks, and also may provide capital appreciation.

Corporate bonds

Debt obligations issued by a corporation.

Debt securities within the top three categories comprise what are known as high-grade bonds and are regarded as having a strong ability to pay principal and interest. Securities in the fourth category are known as medium-grade bonds and are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics.

How the Funds use them: Under normal circumstances, we will invest at least 80% of each Fund’s net assets in corporate bonds. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

High-yield corporate bonds

Debt obligations issued by a corporation and rated lower than investment grade by an NRSRO such as S&P or Moody’s. High-yield bonds, also known as “junk bonds,” are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

How the Funds use them: We may invest up to 20% of each Fund’s net assets in high-yield corporate bonds.

We carefully evaluate an individual company’s financial situation, its management, the prospects for its industry and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

9

How we manage the Funds

U.S. Government securities

Direct U.S. obligations including bills, notes and bonds, as well as other debt securities, issued by the U.S. Treasury and securities of U.S. government agencies or instrumentalities. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the “full faith and credit” of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for the ultimate repayment.

How the Funds use them: We may invest in direct U.S. government obligations; however, these securities will typically be a smaller percentage of the portfolio because they generally do not offer as high a level of current income as other fixed-income securities the Funds may invest in.

Zero coupon and pay-in-kind bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore, they are issued and traded at a discount from their face amounts or par value. Pay-in-kind (PIK) bonds pay interest through the issuance to holders of additional securities.

How the Funds use them: We may invest in zero coupon bonds and PIK bonds, consistent with each Fund’s investment objective. We expect PIK bonds to be a less significant component of our strategy. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. They may have certain tax consequences which, under certain conditions, could be adverse to the Funds.

Foreign corporate and government securities

Debt obligations issued by a foreign corporation and securities issued by foreign governments.

A supranational entity is an entity established or financially supported by the national governments of one or more countries. The International Bank for Reconstruction and Development (more commonly known as the World Bank) is one example of a supranational entity.

How the Funds use them: We may invest up to 25% of each Fund’s total assets in securities of issuers domiciled in foreign countries including both established countries and those with emerging markets.

10

Corporate commercial paper

Short-term debt obligations with maturities ranging from two to 270 days, issued by companies.

How the Funds use them: We may invest in commercial paper that is rated P-1 or P-2 by Moody’s and/or A-1 or A-2 by S&P. We may also invest in unrated commercial paper if we determine its quality is comparable to these quality ratings.

Short-term debt or money market instruments

Very short-term debt securities generally considered to be equivalent to cash.

How the Funds use them: We may hold short-term debt or money market securities pending an investment in other securities or when the manager feels that it is prudent to do so because of market conditions. All short-term instruments held by the Funds must be of the highest quality as rated by an NRSRO or determined to be of comparable quality by the Funds’ manager.

Repurchase agreements

An agreement between a buyer of securities, such as a Fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: We may use repurchase agreements as a short-term investment for a Fund’s cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

Restricted securities

Privately-placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: We may invest in privately-placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.”

Restricted securities that are determined to be illiquid may not exceed each Fund’s 15% limit on illiquid securities.

11

How we manage the Funds

Interest rate swap, index swap and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index. In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Interest rate swaps, index swaps and credit default swaps may be considered to be illiquid.

How the Funds use them: We may use interest rate swaps to adjust a Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in, such as the corporate bond market. We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. We may enter into credit default swaps in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Loan participations

An interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Funds use them: Each Fund may invest without restriction in loan participations that meet the credit standards established by the portfolio managers. The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower’s assets, and the general quality and creditworthiness of the borrower. Each Fund may invest in loan participations in order to enhance total return, to affect diversification, or to earn additional income. Each Fund will not use loan participations for reasons inconsistent with its investment objective.

12

Illiquid securities

Securities that do not have a ready market and cannot be easily sold, within seven days, at approximately the price that a Fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Funds use them: We may invest up to 15% of each Fund’s net assets in illiquid securities.

We may also invest in other types of income-producing securities including common stocks, preferred stocks, warrants, futures, options and forward contracts. Please see the Statement of Additional Information (SAI) for additional descriptions on these securities as well as those listed in the table above.

Lending securities

Each Fund may lend up to 25% of its assets to qualified broker/dealers and institutional investors for their use in securities transactions. Borrowers of the Funds’ securities must provide collateral to the Funds and adjust the amount of collateral each day to reflect changes in the value of loaned securities. These transactions, if any, may generate additional income for the Funds.

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemption requests. The Funds will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Funds being unable to meet their investment objective. The Funds will not borrow money in excess of one-third of the value of its net assets.

Purchasing securities on a when-issued or delayed delivery basis

Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. Each Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

Temporary defensive positions

For temporary defensive purposes, a Fund may hold a substantial part of its assets in cash or cash equivalents. To the extent that a Fund holds these securities, the Fund may be unable to achieve its investment objective.

Portfolio turnover

It is possible that each Fund’s annual portfolio turnover may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, a Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

13

How we manage the Funds

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when you invest in the Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

The risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of factors such as economic conditions, future expectations or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: We maintain a long-term investment approach and focus on high quality individual bonds that we believe can provide a steady stream of income regardless of interim fluctuations in the bond market. We generally do not buy and sell securities for short-term purposes.

In evaluating the use of an index swap, we carefully consider how market changes could affect the swap and how that compares to us investing directly in the market the swap is intended to represent.

Interest rate risk

The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. Investments in equity securities issued by small- and medium-size companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated. For example, if a fund holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

How the Funds strive to manage it: Interest rate risk is a significant risk for these Funds. In striving to manage this risk, we monitor economic conditions and the interest rate environment and may adjust each Fund’s duration or average maturity as a defensive measure against interest rate risk.

Each business day we will calculate the amount a Fund must pay for any swaps it holds and will designate enough cash or other liquid securities to cover that amount.

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Credit risk

The possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high-yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds.

How the Funds strive to manage it: We strive to minimize credit risk by investing primarily in higher quality, investment grade corporate bonds.

Any portion of a portfolio that is invested in high-yielding, lower quality corporate bonds is subject to greater credit risk. We strive to manage that risk through careful bond selection, by limiting the percentage of the portfolio that can be invested in lower quality bonds and by maintaining a diversified portfolio of bonds representing a variety of industries and issuers.

When selecting dealers with whom we would make interest rate or index swap agreements, we focus on those with high quality ratings and do careful credit analysis before investing.

Loans and other direct indebtedness risk

Involve the risk that a fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a fund may be required to rely upon another lending institution to collect and pass onto the fund amounts payable with respect to the loan and to enforce the fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans

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How we manage the Funds

and other direct indebtedness may involve additional risk to the fund.

How the Funds strive to manage it: These risks may not be completely eliminated, but we will attempt to reduce these risks through portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets. Should we determine that any of these securities are illiquid, these would be subject to each Fund’s restrictions on illiquid securities.

Foreign risk

The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

How the Funds strive to manage it: We carefully evaluate the reward and risk associated with each foreign security that we consider.

We may invest up to 25% of each Fund’s total assets in securities of foreign issuers.

Liquidity risk

The possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

How the Funds strive to manage it: We limit the percentage of a Fund that can be invested in illiquid securities.

U.S. Treasuries and other U.S. Government debt securities are typically the most liquid securities available. Therefore, liquidity risk may not be a significant risk for these Funds.

Derivatives risk

The possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving interest rate swaps, index swaps and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification or to earn additional income. We will not use derivatives for reasons inconsistent with the Funds’ respective investment objectives. We also research and continually monitor the creditworthiness of current or potential counterparties.

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Portfolio turnover rates

Reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the fund. The higher the amount of portfolio activity, the higher the brokerage costs and other transaction costs of the fund are likely to be. The amount of portfolio activity will also affect the amount of taxes payable by the fund’s shareholders that are subject to federal income tax, as well as the character (ordinary income vs. capital gains) of such tax obligations.

How the Funds strive to manage them: Each Fund will normally experience an annual portfolio turnover rate exceeding 100%.

Disclosure of portfolio holdings information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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Who manages the Funds

Investment manager

The Funds are managed by Delaware Management Company (the Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Funds, manages the

Funds’ business affairs and provides daily administrative services. For these services to each Fund, the Manager was paid an aggregate fee, net of waivers, of daily net assets for the last fiscal year as follows:

Investment management fees

	Delaware Corporate	Delaware Extended
	Bond	Duration Bond
	Fund	Fund
As a percentage of average daily net assets	0.31%	0.28%

A discussion of the basis for the Board’s approval of the investment advisory contract of each Fund is available in the Funds’ annual	report to shareholders for the period ended July 31, 2007.

Portfolio managers

Thomas H. Chow, Roger A. Early, and Kevin P. Loome have primary responsibility for making day-to-day investment decisions for the Funds.

Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Chow is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. His experience includes exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at

Conseco Capital Management from 1989 to 1997. Mr. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow, Life Management Institute.

Roger A. Early, CPA, CFA, CFP, Senior Vice President, Senior Portfolio Manager
Mr. Early is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. Mr. Early re-joined Delaware Investments in March 2007. During his previous tenure at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. Mr. Early most recently worked at Chartwell Investment Partners, where he served as a senior portfolio manager in fixed income from 2003 to 2007. He also worked at Turner Investments from 2002 to 2003, where he

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served as chief investment officer for fixed income, and Rittenhouse Financial from 2001 to 2002. He joined Delaware Investments in 1994 after 10 years at Federated Investors. Mr. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of The CFA Society of Philadelphia.

Kevin P. Loome, CFA, Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Mr. Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Mr. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

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Who manages the Funds

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds’ Board, for overseeing the Funds’ sub-advisors and recommending to the Board the hiring, termination, or replacement of sub-advisors. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds’ portfolio.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

Board of trustees: A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Funds rely on certain exemptive rules adopted by the Securities and Exchange Commission (SEC) that require their Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

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Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler: Pursuant to a contractual arrangement with a fund’s distributor, a financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors: Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the Distributor. Selling broker/dealers and financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 fees and/or service fees deducted from the Funds’ assets.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Funds

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class:

Class A

  Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares.

  If you invest $100,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reductions in sales charges, and, under certain circumstances the sales charge may be waived, as described in “How to reduce your sales charge” below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R shares. See “Dealer compensation” below for further information.

  Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending the then-current net asset value (NAV), the percentage of sales charge and rounding.

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	Sales charge	Sales charge
Amount of purchase	as % of offering price	as % of amount invested
Less than $100,000	4.50%	4.71%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $1 million	2.00%	2.04%
$1 million or more	None*	None*

*There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class B

As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), are allowed in Class B shares of Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.	For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of May 31, 2007, the reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Funds’ or their Distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or

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About your account

reduction of such sales charges and fees. The Funds may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.
  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1% during the sixth year and 0% thereafter.

  In determining whether the contingent deferred sales charge applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the contingent deferred sales charge is determined, please see “Calculation of Contingent Deferred Sales Charges – Class B and Class C” below.

  Under certain circumstances the contingent deferred sales charge may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Approximately eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.30% (currently limited to 0.25%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fees apply.

  You may purchase only up to $100,000 of Class B shares at any one time. Orders that exceed $100,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

Class C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

  In determining whether the contingent deferred sales charge applies to a redemption of Class B Shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment

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of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the contingent deferred sales charge is determined, please see “Calculation of Contingent Deferred Sales Charges – Class B and Class C” below.

  Under certain circumstances the contingent deferred sales charge may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the Distributor, dealers or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Unlike Class B shares, Class C shares do not automatically convert into another class.

  You may purchase only up to $1,000,000 of Class C shares at any one time. Orders that exceed $1,000,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

Class R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a contingent deferred sales charge.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Unlike Class B shares, Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457 and non-

custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and, (ii) to IRA rollovers from plans maintained on the Delaware Investments® retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP/ IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Any account holding Class A shares as of June 1, 2003 (the date Class R shares were made available for Delaware Corporate Bond Fund) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

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About your account

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund’s assets on an ongoing	basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of contingent deferred sales charges – Class B and Class C

Contingent deferred sales charges are charged as a percentage of the dollar amount subject to the contingent deferred sales charge. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No contingent deferred sales charge will be imposed on increases in NAV above the initial purchase price, nor will a contingent deferred sales charge be assessed on redemptions of shares	acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

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Dealer compensation

The financial advisor that sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Class A1	Class B2	Class C3	Class R4
Commission (%)	—	4.00%	1.00%	—
Investment less than $100,000	4.00%	—	—	—
$100,000 – but less than $250,000	3.00%	—	—	—
$250,000 – but less than $500,000	2.00%	—	—	—
$500,000 – but less than $1,000,000	1.60%	—	—	—
$1,000,000 – but less than $5,000,000	1.00%	—	—	—
$5,000,000 – but less than $25,000,000	0.50%	—	—	—
$25,000,000 or more	0.25%	—	—	—
12b-1 Fee to Dealer	0.30%	0.25%	1.00%	0.60%

[1] On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares is 0.30%, however the Distributor has contracted to limit this amount to 0.25% from December 1, 2007 through November 30, 2008.

[2] On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 of up to 0.25% from the date of purchase. After approximately 8 years, Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

[3] On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up front commission of 1.00%, but may receive the full 1.00% 12b-1 fee upon sale of Class C shares.

[4] On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.50% from December 1, 2007 through November 30, 2008. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

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About your account

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Funds with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Funds’ shares.

For more information, please see the Funds’ SAI.

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How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other account, including retirement accounts held indirectly or through an intermediary and the names of qualifying family members and their holdings. Class R shares have no upfront sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Letter of Intent and Rights of Accumulation

Class A: For Class A, you will not have to pay an additional front-end sales charge.

Class B: For Class B, your account will be credited with the CDSC you previously paid on the amount you are reinvesting. Your schedule for CDSC and conversion to Class A will not start over again; it will pick up from the point at which you redeemed your shares.

Class C: Not available

SIMPLE IRA, SEP/IRA, SAR/SEP, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans

How they work: These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSC on Class A shares.

Classes B and C: There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

How they work:

Class A: Through a Letter of Intent you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

Through Right of Accumulation you can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge) as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

Classes B and C: Although the Letter of Intent and Rights of Accumulation do not apply to the purchase of Class B and Class C shares, you can combine your purchase of Class A shares with your purchase of Class B and Class C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.

Reinvestment of Redeemed Shares

How it works: Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

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About your account

Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager’s current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer’s agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/ dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment managers if such brokers, dealers, or investment managers have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs.
  Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund’s Institutional Class, if applicable.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV
  Agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

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Waivers of contingent deferred sales charges

Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Classes A*, B, and C: Available

Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Classes A*, B, and C: Available

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code).

Class A*: Available

Classes B and C: Not available

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.

Class A*: Available

Classes B and C: Not available

Periodic distributions from an individual retirement account (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP or SEP/IRA) or a qualified plan** (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing

Plan, Money Purchase Plan or 401(k) Defined Contribution Plan) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. § 1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code.

Classes A*, B, and C: Available

Returns of excess contributions due to any regulatory limit from an individual retirement account (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP or SEP/IRA) or a qualified plan (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan or 401(k) Defined Contribution Plan).

Classes A*, B, and C: Available

Distributions by other employee benefit plans to pay benefits.

Class A*: Available

Classes B and C: Not available

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. § 1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.

Classes A*, B, and C: Available

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Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

Classes A*, B, and C: Available

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

Classes A* and C: Available

Class B: Not available

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at Net Asset Value” above.

Class A*: Available

Classes B and C: Not available

* The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

**Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the Funds’ SAI, which is available on request.

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How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250, and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings Account (formerly an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is

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normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of each Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of each Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, events affecting the value of the fund’s portfolio securities may occur on days when the fund does not value its shares and when shareholders will not be able to purchase or redeem fund shares. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed-income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader market indices. The price of securities used by the Fund to calculate their respective NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Funds’ Board has delegated responsibility for valuing the Funds’ assets to a Pricing

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Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA and Coverdell Education Savings Account, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of a Fund’s prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Funds. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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About your account

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments. com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

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Account minimums

If you redeem shares and your account balance falls below each Fund’s required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days’ written notice to you.

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan

The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit

With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery

With Delaware eDelivery, you can receive your Fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports and other Fund materials online, in a secure environment at any time, from anywhere.

Online Account Access

Account access is a password protected area of the Delaware Investments Web site that gives you access to your account information and allows you to perform transactions in a secure environment.

Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments® Fund. The shares that you purchase through

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the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class in another Delaware Investments® Fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, a Fund would be unable to invest effectively in accordance with their investment objective and policies or would otherwise potentially be adversely affected.

MoneyLine On Demand Service

Through our MoneyLine On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine On Demand Service has a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service

Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited contingent deferred sales charge for Class A shares and contingent deferred sales charge for Class B and Class C shares redeemed via a Systematic Withdrawal Plan will be waived

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if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal

Plan is established, all redemptions under the Plan will be subject to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds’ Board has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund

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shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
 By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds, asset-backed securities or municipal bonds.

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Transaction monitoring procedures
Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/ dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds’ policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
 Shareholders seeking to engage in market timing may employ a variety of strategies

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to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes

Dividends and Distributions
Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As such, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund may also distribute net capital gains, if any, twice a year. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements
Every January, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information. In this case, use the information on your corrected Form 1099-DIV for tax returns.

Avoid “Buying A Dividend”
If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations
In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Either none or only a nominal portion of the dividends paid by a Fund will be qualified dividend income because the Funds invest primarily in debt instruments.

Sale or Redemption of Fund Shares
A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes,

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an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup Withholding
By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other
Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Funds to non-U.S. investors will terminate and no longer be available for dividends paid by the Funds with respect to their taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent.

This discussion of “Dividends, distributions and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Funds may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Funds may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

43

Financial highlights

Delaware Corporate Bond Fund Class A shares

Class A Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended July 31, 2007, 2006, 2005 and 2004.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

44

The financial highlights tables are intended to help you understand each Fund’s financial performance. All “per share” information reflects financial results for a single Fund share.

Year ended
				7/31
2007	2006	2005	2004	2003
$5.490	$5.780	$5.700	$5.620	$5.220

0.301	0.276	0.260	0.296	0.339
0.046	(0.239)	0.174	0.183	0.410
0.347	0.037	0.434	0.479	0.749

(0.317)	(0.306)	(0.286)	(0.307)	(0.349)
–	(0.021)	(0.068)	(0.092)	–
(0.317)	(0.327)	(0.354)	(0.399)	(0.349)

$5.520	$5.490	$5.780	$5.700	$5.620

6.35%	0.70%	7.76%	8.65%	14.61%

$304,255	$256,776	$115,456	$73,867	$34,707
0.82%	0.81%	0.82%	0.80%	0.80%

1.06%	1.05%	1.08%	1.17%	1.32%
5.35%	4.95%	4.48%	5.09%	5.98%

5.11%	4.71%	4.22%	4.72%	5.46%
244%	173%	232%	300%	861%

This information has been audited by Ernst & Young, LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request by calling 800 523-1918.

45

Financial highlights

Delaware Corporate Bond Fund Class B shares

Class B Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended July 31, 2007, 2006, 2005 and 2004.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

46

Year ended
				7/31
2007	2006	2005	2004	2003
$5.480	$5.770	$5.700	$5.620	$5.220

0.259	0.234	0.216	0.253	0.298
0.055	(0.239)	0.164	0.183	0.410
0.314	(0.005)	0.380	0.436	0.708

(0.274)	(0.264)	(0.242)	(0.264)	(0.308)
–	(0.021)	(0.068)	(0.092)	–
(0.274)	(0.285)	(0.310)	(0.356)	(0.308)

$5.520	$5.480	$5.770	$5.700	$5.620

5.56%	0.13%	6.77%	7.85%	13.78%

$22,694	$23,792	$23,963	$20,510	$18,551
1.57%	1.56%	1.57%	1.55%	1.55%

1.76%	1.75%	1.78%	1.87%	2.03%
4.60%	4.20%	3.73%	4.33%	5.23%

4.41%	4.01%	3.52%	4.01%	4.75%
244%	173%	232%	300%	861%

47

Financial highlights

Delaware Corporate Bond Fund Class C shares

Class C Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended July 31, 2007, 2006, 2005 and 2004.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

48

Year ended
				7/31
2007	2006	2005	2004	2003
$5.490	$5.780	$5.700	$5.620	$5.220

0.259	0.234	0.216	0.253	0.297
0.045	(0.239)	0.174	0.183	0.410
0.304	(0.005)	0.390	0.436	0.707

(0.274)	(0.264)	(0.242)	(0.264)	(0.307)
–	(0.021)	(0.068)	(0.092)	–
(0.274)	(0.285)	(0.310)	(0.356)	(0.307)

$5.520	$5.490	$5.780	$5.700	$5.620

5.55%	(0.05% )	6.95%	7.86%	13.77%

$67,693	$48,425	$33,013	$21,139	$18,313
1.57%	1.56%	1.57%	1.55%	1.55%

1.76%	1.75%	1.78%	1.87%	2.03%
4.60%	4.20%	3.73%	4.33%	5.23%

4.41%	4.01%	3.52%	4.01%	4.75%
244%	173%	232%	300%	861%

49

Financial highlights

Delaware Corporate Bond Fund Class R shares

Class R Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended July 31, 2007, 2006, 2005 and 2004.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4] Portfolio turnover is representative of the Fund for the entire year.

50

				Period
				6/2/03 [3]
				through
2007	2006	2005	2004	7/31/03
$5.490	$5.780	$5.700	$5.620	$5.930

0.287	0.262	0.240	0.273	0.030
0.045	(0.239)	0.174	0.188	(0.300)
0.332	0.023	0.414	0.461	(0.270)

(0.302)	(0.292)	(0.266)	(0.289)	(0.040)
–	(0.021)	(0.068)	(0.092)	–
(0.302)	(0.313)	(0.334)	(0.381)	(0.040)

$5.520	$5.490	$5.780	$5.700	$5.620

6.07%	0.45%	7.38%	8.33%	(4.58% )

$15,802	$6,048	$2,608	$869	$0
1.07%	1.06%	1.17%	1.15%	1.15%

1.36%	1.35%	1.38%	1.47%	1.57%
5.10%	4.70%	4.13%	4.73%	4.93%

4.81%	4.41%	3.92%	4.41%	4.51%
244%	173%	232%	300%	861% [4]

51

Financial highlights

Delaware Extended Duration Bond Fund Class A shares

Class A Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended July 31, 2007, 2006, 2005 and 2004.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the Manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

52

				Year ended
				7/31
2007	2006	2005	2004	2003
$5.410	$5.940	$5.770	$5.550	$5.050

0.306	0.299	0.292	0.334	0.373
0.065	(0.468)	0.390	0.322	0.500
0.371	(0.169)	0.682	0.656	0.873

(0.321)	(0.309)	(0.312)	(0.339)	(0.373)
–	(0.052)	(0.200)	(0.097)	–
(0.321)	(0.361)	(0.512)	(0.436)	(0.373)

$5.460	$5.410	$5.940	$5.770	$5.550

6.82%	(2.89% )	12.17%	11.99%	17.55%

$180,853	$92,132	$58,003	$19,439	$9,539
0.88%	0.80%	0.84%	0.80%	0.80%

1.20%	1.22%	1.31%	1.30%	1.24%
5.44%	5.35%	4.92%	5.72%	6.65%

5.12%	4.93%	4.45%	5.22%	6.21%
276%	184%	233%	267%	789%

53

Financial highlights

Delaware Extended Duration Bond Fund Class B shares

Class B Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended July 31, 2007, 2006, 2005 and 2004.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the Manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

54

				Year ended
				7/31
2007	2006	2005	2004	2003
$5.410	$5.930	$5.760	$5.550	$5.050

0.264	0.257	0.247	0.291	0.332
0.054	(0.458)	0.391	0.312	0.500
0.318	(0.201)	0.638	0.603	0.832

(0.278)	(0.267)	(0.268)	(0.296)	(0.332)
–	(0.052)	(0.200)	(0.097)	–
(0.278)	(0.319)	(0.468)	(0.393)	(0.332)

$5.450	$5.410	$5.930	$5.760	$5.550

5.84%	(3.45% )	11.35%	10.98%	16.70%

$5,959	$6,371	$6,964	$5,597	$5,375
1.63%	1.55%	1.59%	1.55%	1.55%

1.90%	1.92%	2.01%	2.00%	1.95%
4.69%	4.60%	4.17%	4.97%	5.90%

4.42%	4.23%	3.75%	4.52%	5.50%
276%	184%	233%	267%	789%

55

Financial highlights

Delaware Extended Duration Bond Fund Class C shares

Class C Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended July 31, 2007, 2006, 2005 and 2004.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the Manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

56

				Year ended
				7/31
2007	2006	2005	2004	2003
$5.410	$5.930	$5.760	$5.550	$5.050

0.264	0.257	0.248	0.291	0.331
0.064	(0.458)	0.390	0.312	0.500
0.328	(0.201)	0.638	0.603	0.831

(0.278)	(0.267)	(0.268)	(0.296)	(0.331)
–	(0.052)	(0.200)	(0.097)	–
(0.278)	(0.319)	(0.468)	(0.393)	(0.331)

$5.460	$5.410	$5.930	$5.760	$5.550

6.03%	(3.45% )	11.35%	10.98%	16.67%

$20,156	$11,021	$8,196	$5,025	$4,751
1.63%	1.55%	1.59%	1.55%	1.55%

1.90%	1.92%	2.01%	2.00%	1.95%
4.69%	4.60%	4.17%	4.97%	5.90%

4.42%	4.23%	3.75%	4.52%	5.50%
276%	184%	233%	267%	789%

57

Financial highlights

Delaware Extended Duration Bond Fund Class R shares

Class R Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended July 31, 2007, 2006, 2005 and 2004.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the Manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4] Portfolio turnover is representative of the Fund for the entire year.

58

Period
10/1/05
through
2007	7/31/06 [3]
$5.410	$5.820

0.293	0.236
0.064	(0.391)
0.357	(0.155)

(0.307)	(0.203)
–	(0.052)
(0.307)	(0.255)

$5.460	$5.410

6.75%	(2.67% )

$250	$23
1.13%	1.05%

1.50%	1.52%
5.19%	5.12%

4.82%	4.65%
276%	184% [4]

59

Financial highlights

How to read the financial highlights

Net investment loss
Net investment loss includes dividend and interest income earned from a fund’s investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions–Distributions from Net investment income.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

60

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed-Income Securities.”

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade.

Bonds rated Ba/BB or lower are commonly known as junk bonds. See also “Nationally recognized statistical rating organization.”

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

61

Glossary

Corporate bond
A debt security issued by a corporation. See “Bond.”

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment’s value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund’s portfolio of securities.

Duration
A measurement of a fixed-income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund’s portfolio of securities and distributing its shares. They are paid from the fund’s assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant, planner or insurance agent)

who analyzes clients’ finances and prepares personalized programs to meet objectives.

FINRA
The Financial Industry Regulatory Authority is the largest non-governmental regulator for all securities firms doing business in the United States.

Fixed Income Securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bond.”

Government securities
Securities issued by the U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of

62

shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s (S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a Fund’s portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount of money you invest (also called capital). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
A commission that is charged on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (U.S. Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

63

Glossary

Statement of Additional Information (SAI)
A document that provides more information about a fund’s organization, management, investments, policies and risks.

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high volatility” investments.

64

Additional information

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund

Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the period covered by the report. You can find more information about the Funds in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call toll-free 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

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Contact Information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Shareholder Service Center: 800 523-1918
Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:
–	For fund information, literature, price, yield, and performance figures.
–	For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.
  Delaphone Service: 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.
Delaware Investments Fund symbols

Delaware Corporate Bond Fund	CUSIP	Nasdaq
Class A	245908785	DGCAX
Class B	245908777	DGCBX
Class C	245908769	DGCCX
Class R	245908744	DGCRX

Delaware Extended Duration Bond Fund	CUSIP	Nasdaq
Class A	245908835	DEEAX
Class B	245908827	DEEBX
Class C	245908819	DEECX
Class R	245908728	DEERX

Investment Company Act file number: 811-02071

PR-460 [7/07] CGI 11/07	MF-07-10-351 PO 12389

Prospectus

Fixed Income

Delaware Corporate Bond Fund
(Institutional Class)

Delaware Extended Duration Bond Fund
(Institutional Class)

November 28, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund profiles	page 1
Delaware Corporate Bond Fund	1
Delaware Extended Duration Bond Fund	1

How we manage the Funds	page 7
Our investment strategies	7
The securities we typically invest in	8
The risks of investing in the Funds	13
Disclosure of portfolio holdings information	16

Who manages the Funds	page 17
Investment manager	17
Portfolio managers	17
Manager of managers structure	20
Who’s who?	20

About your account	page 22
Investing in the Funds	22
Payments to intermediaries	22
How to buy shares	23
Fair valuation	24
Document delivery	25
How to redeem shares	25
Account minimum	26
Exchanges	26
Frequent trading of Fund shares	26
Dividends, distributions and taxes	29
Certain management considerations	31

Financial highlights	page 32

Glossary	page 37

Additional information	page 41

Profile

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

What is the Funds’ investment objective?

The Funds seek to provide investors with total return. Although each Fund will strive to meet its goal, there is no assurance that it will.

What are the Funds’ main investment strategies?
We invest primarily in corporate bonds. Our focus is on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds we select for the portfolio are typically rated BBB and above by Standard and Poor’s (S & P) or Baa and above by Moody’s Investors Service, Inc. (Moody’s). We may also invest in unrated bonds, if we believe their credit quality is comparable to those that have investment grade ratings.

The most significant difference between the two Funds is in their return potential and their risk profiles as determined by the average duration of the bonds in each Fund’s portfolio. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates. We generally keep Delaware Corporate Bond Fund’s duration between four and seven years. This is a more conservative strategy than that of Delaware Extended Duration Bond Fund, which will typically have a duration between eight and eleven years.

Under normal circumstances, each Fund will invest at least 80% of its net assets in corporate bonds. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Funds?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment will increase and decrease according to changes in the value of the securities in the Funds’ portfolio. These Funds will be affected by changes in bond prices, particularly as a result of changes in interest rates. They may also be affected by economic conditions which may hinder a company’s ability to make interest and principal payments on its debt.

For a more complete discussion of risk, please see “The risks of investing in the Funds” on page 13.

Who should invest in the funds

  Investors with medium or long-range goals

  Investors seeking a bond investment to help balance their investments in stocks or more aggressive securities

  Investors who are seeking an income investment that can provide total return opportunities through the automatic reinvestment of income dividends

Who should not invest in the funds

  Investors with very short-term financial goals

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

  Investors seeking long-term growth of capital

1

Profile

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in either Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

How have the Funds performed?

The bar chart and table can help you evaluate the risks of investing in the Funds. We show how annual returns for the Funds’ Institutional Class shares have varied over the past eight calendar years, as well as the average annual returns of the Institutional Class shares for the one-year, five-year and lifetime periods. A Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 5 for additional information about expense caps.

Year-by-year total return (Institutional Class)

As of September 30, 2007, the Delaware Corporate Bond Fund’s Institutional Class shares had a calendar year-to-date return of 2.24%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 6.51% for the quarter ended June 30, 2003 and its lowest quarterly return was -3.54% for the quarter ended June 30, 2004.

As of September 30, 2007, the Delaware Extended Duration Bond Fund’s Institutional Class shares had a calendar year-to-date return of 0.84%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 8.37% for the quarter ended June 30, 2003 and its lowest quarterly return was -5.48% for the quarter ended June 30, 2004.

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Average annual returns for periods ending 12/31/06

			lifetime
Delaware Corporate Bond Fund	1 year	5 years	(9/15/98)*
Return before taxes	6.68%	7.98%	7.09%
Return after taxes on distributions	4.55%	5.56%	4.57%
Return after taxes on distributions
and sale of Fund shares	4.28%	5.40%	4.51%
Lehman Brothers U.S. Credit Index
(reflects no deduction for fees, expenses or taxes)	4.26%	5.90%	5.75%

The Fund’s returns above are compared to the performance of the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Credit Index is an index based on all publicly issued intermediate fixed-rate, non-convertible investment grade domestic corporate bonds and Yankee issues. You should remember that unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Lehman Brothers U.S. Credit Index reports returns on a monthly basis as of the last day of the month. Index returns for the lifetime period reflects the return from September 30, 1998 through December 31, 2006.

Average annual returns for periods ending 12/31/06

			lifetime
Delaware Extended Duration Bond Fund	1 year	5 years	(9/15/98)*
Return before taxes	5.78%	9.44%	7.87%
Return after taxes on distributions	3.60%	6.76%	5.15%
Return after taxes on distributions
and sale of Fund shares	3.68%	6.56%	5.08%
Lehman Brothers Long U.S. Credit Index
(reflects no deduction for fees, expenses or taxes)	3.47%	7.73%	6.57%

The Fund’s returns above are compared to the performance of the Lehman Brothers Long U.S. Credit Index. The Lehman Brothers Long U.S. Credit Index is a total return index of all publicly issued, fixed-rate, non-convertible investment grade domestic corporate bonds and Yankee issues. All bonds have maturities of at least 10 years or more. You should remember that unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Lehman Brothers Long U.S. Credit Index reports returns on a monthly basis as of the end of month. Index returns for the lifetime period reflects the return from September 30, 1998 through December 31, 2006.

3

Profile

Fees and expenses

What are the Funds’ fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

Institutional Class
Maximum sales charge (load) imposed on purchases
as a percentage of offering price	none
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or redemption price,
whichever is lower	none
Maximum sales charge (load) imposed
on reinvested dividends	none
Redemption fees	none
Exchange fees[1]	none

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

4

Annual fund operating expenses are deducted from each Fund’s assets.

	Institutional Class
Delaware Corporate Bond Fund
Management fees[1]	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.76%
Fee waivers and payments	(0.11%	)
Net expenses	0.65%
Delaware Extended Duration Bond Fund
Management fees[1]	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	0.90%
Fee waivers and payments	(0.25%	)
Net expenses	0.65%

1 The investment manager (Manager) has contracted to waive fees all or a portion of its investment advisory fees and pay/or reimburse expenses from December 1, 2007 through November 30, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to those relating reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine” expenses)) from exceeding 0.65% of each Fund’s respective average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

5

Profile

Fees and expenses

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with the expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

Institutional Class
Delaware Corporate Bond Fund
1 year	$66
3 years	$232
5 years	$412
10 years	$932
Delaware Extended Duration Bond Fund
1 year	$66
3 years	$262
5 years	$474
10 years	$1,085

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How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our Investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. The following are descriptions of how the portfolio manager pursues the Funds’ investment goals.

The Funds strive to provide shareholders with total return through a combination of income and capital appreciation from the bonds in their portfolios. We invest primarily in corporate bonds, with a strong emphasis on those that are rated in the four highest credit categories by an NRSRO. We may also invest in high-yielding, lower quality corporate bonds (also called “junk bonds”). These may involve greater risk because the companies issuing the bonds have lower credit ratings and may have difficulty making interest and principal payments. We may invest up to 25% of each Fund’s total assets in foreign securities. Securities of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

In selecting bonds, we conduct a careful analysis of economic factors, industry-related information and the underlying financial stability of the company issuing the bond.

Choosing Between Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund
We manage both Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund using the same fundamental strategy. The main difference between the two Funds is in their return potential and the corresponding risk associated with each Fund. Delaware Corporate Bond Fund is the more conservative of the two Funds and might be appropriate for investors who desire less potential for fluctuation of their share price. We generally keep Delaware Corporate Bond Fund’s duration between four and seven years. Delaware Extended Duration Bond Fund will typically have a duration between eight and eleven years. This longer duration gives Delaware Extended Duration Bond Fund greater income potential as well as greater appreciation potential when interest rates decline.

Each Fund’s investment objective is non-fundamental. This means that the Board of Trustees may change a Fund’s objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change in the objective became effective.

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How we manage the Funds

The securities we typically invest in

Fixed income securities generally offer the potential for greater income payments than stocks, and also may provide capital appreciation.

Corporate bonds

Debt obligations issued by a corporation.

Debt securities within the top three categories comprise what are known as high-grade bonds and are regarded as having a strong ability to pay principal and interest. Securities in the fourth category are known as medium-grade bonds and are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics.

How the Funds use them: Under normal circumstances, we will invest at least 80% of each Fund’s net assets in corporate bonds. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

High-yield corporate bonds

Debt obligations issued by a corporation and rated lower than investment grade by an NRSRO such as S&P or Moody’s. High-yield bonds, also known as “junk bonds,” are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

How the Funds use them: We may invest up to 20% of each Fund’s net assets in high-yield corporate bonds.

We carefully evaluate an individual company’s financial situation, its management, the prospects for its industry and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

8

U.S. Government securities

Direct U.S. obligations including bills, notes and bonds, as well as other debt securities, issued by the U.S. Treasury and securities of U.S. government agencies or instrumentalities. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the “full faith and credit” of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for the ultimate repayment.

How the Funds use them: We may invest in direct U.S. government obligations; however, these securities will typically be a smaller percentage of the portfolio because they generally do not offer as high a level of current income as other fixed-income securities the Funds may invest in.

Zero coupon and pay-in-kind bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore, they are issued and traded at a discount from their face amounts or par value. Pay-in-kind (PIK) bonds pay interest through the issuance to holders of additional securities.

How the Funds use them: We may invest in zero coupon bonds and PIK bonds, consistent with each Fund’s investment objective. We expect PIK bonds to be a less significant component of our strategy. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. They may have certain tax consequences which, under certain conditions, could be adverse to the Funds.

Foreign corporate and government securities

Debt obligations issued by a foreign corporation and securities issued by foreign governments.

A supranational entity is an entity established or financially supported by the national governments of one or more countries. The International Bank for Reconstruction and Development (more commonly known as the

World Bank) is one example of a supranational entity.

How the Funds use them: We may invest up to 25% of each Fund’s total assets in securities of issuers domiciled in foreign countries including both established countries and those with emerging markets.

9

How we manage the Funds

Corporate commercial paper

Short-term debt obligations with maturities ranging from two to 270 days, issued by companies.

How the Funds use them: We may invest in commercial paper that is rated P-1 or P-2 by Moody’s and/or A-1 or A-2 by S&P. We may also invest in unrated commercial paper if we determine its quality is comparable to these quality ratings.

Short-term debt or money market instruments

Very short-term debt securities generally considered to be equivalent to cash.

How the Funds use them: We may hold short-term debt or money market securities pending an investment in other securities or when the manager feels that it is prudent to do so because of market conditions. All short-term instruments held by the Funds must be of the highest quality as rated by an NRSRO or determined to be of comparable quality by the Funds’ manager.

Repurchase agreements

An agreement between a buyer of securities, such as a Fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: We may use repurchase agreements as a short-term investment for a Fund’s cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

Restricted securities

Privately-placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: We may invest in privately-placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.”

Restricted securities that are determined to be illiquid may not exceed each Fund’s 15% limit on illiquid securities.

10

Interest rate swap, index swap and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index. In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Interest rate swaps, index swaps and credit default swaps may be considered to be illiquid.

How the Funds use them: We may use interest rate swaps to adjust a Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in, such as the corporate bond market. We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. We may enter into credit default swaps in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Loan participations

An interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Funds use them: Each Fund may invest without restriction in loan participations that meet the credit standards established by the portfolio managers. The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower’s assets, and the general quality and creditworthiness of the borrower. Each Fund may invest in loan participations in order to enhance total return, to affect diversification, or to earn additional income. Each Fund will not use loan participations for reasons inconsistent with its investment objective.

11

How we manage the Funds

Illiquid securities

Securities that do not have a ready market and cannot be easily sold, within seven days, at approximately the price that a Fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Funds use them: We may invest up to 15% of each Fund’s net assets in illiquid securities.

We may also invest in other types of income-producing securities including common stocks, preferred stocks, warrants, futures, options and forward contracts. Please see the Statement of Additional Information (SAI) for additional descriptions on these securities as well as those listed in the table above.

Lending securities

Each Fund may lend up to 25% of its assets to qualified broker/dealers and institutional investors for their use in securities transactions. Borrowers of the Funds’ securities must provide collateral to the Funds and adjust the amount of collateral each day to reflect changes in the value of loaned securities. These transactions, if any, may generate additional income for the Funds.

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemption requests. The Funds will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Funds being unable to meet their investment objective. The Funds will not borrow money in excess of one-third of the value of its net assets.

Purchasing securities on a when-issued or delayed delivery basis

Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. Each Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

Temporary defensive positions

For temporary defensive purposes, a Fund may hold a substantial part of its assets in cash or cash equivalents. To the extent that a Fund holds these securities, the Fund may be unable to achieve its investment objective.

Portfolio turnover

It is possible that each Fund’s annual portfolio turnover may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, a Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded in a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

12

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in these Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

The risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of factors such as economic conditions, future expectations or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: We maintain a long-term investment approach and focus on high quality individual bonds that we believe can provide a steady stream of income regardless of interim fluctuations in the bond market. We generally do not buy and sell securities for short-term purposes.

In evaluating the use of an index swap, we carefully consider how market changes could affect the swap and how that compares to us investing directly in the market the swap is intended to represent.

Interest rate risk

The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. Investments in equity securities issued by small- and medium-size companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated. For example, if a fund holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

How the Funds strive to manage it: Interest rate risk is a significant risk for these Funds. In striving to manage this risk, we monitor economic conditions and the interest rate environment and may adjust each Fund’s duration or average maturity as a defensive measure against interest rate risk.

Each business day we will calculate the amount a Fund must pay for any swaps it holds and will designate enough cash or other liquid securities to cover that amount.

13

How we manage the Funds

Credit risk

The possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high-yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds.

How the Funds strive to manage it: We strive to minimize credit risk by investing primarily in higher quality, investment grade corporate bonds.

Any portion of a portfolio that is invested in high-yielding, lower quality corporate bonds is subject to greater credit risk. We strive to manage that risk through careful bond selection, by limiting the percentage of the portfolio that can be invested in lower quality bonds and by maintaining a diversified portfolio of bonds representing a variety of industries and issuers.

When selecting dealers with whom we would make interest rate or index swap agreements, we focus on those with high quality ratings and do careful credit analysis before investing.

Loans and other direct indebtedness risk

Involve the risk that a fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a fund may be required to rely upon another lending institution to collect and pass onto the fund amounts payable with respect to the loan and to enforce the fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market

14

conditions. Investments in such loans and other direct indebtedness may involve additional risk to the fund.

How the Funds strive to manage it: These risks may not be completely eliminated, but we will attempt to reduce these risks through portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets. Should we determine that any of these securities are illiquid, these would be subject to each Fund’s restrictions on illiquid securities.

Foreign risk

The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

How the Funds strive to manage it: We carefully evaluate the reward and risk associated with each foreign security that we consider.

We may invest up to 25% of each Fund’s total assets in securities of foreign issuers.

Liquidity risk

The possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

How the Funds strive to manage it: We limit the percentage of a Fund that can be invested in illiquid securities.

U.S. Treasuries and other U.S. Government debt securities are typically the most liquid securities available. Therefore, liquidity risk may not be a significant risk for these Funds.

Derivatives risk

The possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving interest rate swaps, index swaps and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification or to earn additional income. We will not use derivatives for reasons inconsistent with the Funds’ respective investment objectives. We also research and continually monitor the creditworthiness of current or potential counterparties.

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How we manage the Funds

Portfolio turnover rates

Reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the fund. The higher the amount of portfolio activity, the higher the brokerage costs and other transaction costs of the fund are likely to be. The amount of portfolio activity will also affect the amount of taxes payable by the fund’s shareholders that are subject to federal income tax, as well as the character (ordinary income vs. capital gains) of such tax obligations.	How the Funds strive to manage them: Each Fund will normally experience an annual portfolio turnover rate exceeding 100%.

Disclosure of portfolio holdings information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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Who manages the Funds

Investment manager

The Funds are managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs and provides daily administrative services. For its services to each Fund, the Manager was paid an aggregate fee, net of waivers, for the last fiscal year as follows:

Investment management fees

	Delaware Corporate	Delaware Extended
	Bond	Duration Bond
	Fund	Fund
As a percentage of average daily net assets	0.31%	0.28%

A discussion of the basis for the Board’s approval of the investment advisory contract of each Fund is available in the Funds’ annual	report to shareholders for the period ended July 31, 2007.

Portfolio managers

Thomas H. Chow, Roger A. Early, and Kevin P. Loome have primary responsibility for making day-to-day investment decisions for the Funds.

Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Chow is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. His experience includes exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at

Conseco Capital Management from 1989 to 1997. Mr. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow, Life Management Institute.

Roger A. Early, CPA, CFA, CFP, Senior Vice President, Senior Portfolio Manager
Mr. Early is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. Mr. Early re-joined Delaware Investments in March 2007. During his previous tenure at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. Mr. Early most recently worked at Chartwell Investment Partners, where he served as a senior portfolio manager in fixed income from 2003 to 2007. He also worked at Turner Investments from 2002 to 2003, where he served as chief investment officer for fixed

17

Who manages the Funds

income, and Rittenhouse Financial from 2001 to 2002. He joined Delaware Investments in 1994 after 10 years at Federated Investors. Mr. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of The CFA Society of Philadelphia.

Kevin P. Loome, CFA, Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007,

Mr. Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Mr. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

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Who manages the Funds

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds’ Board, for overseeing the Funds’ sub-advisors and recommending to the Board the hiring, termination, or replacement of sub-advisors. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds’ portfolio.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

Board of Trustees: A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Funds rely on certain exemptive rules adopted by the SEC that require their Board to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

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Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler: Pursuant to a contractual arrangement with a fund’s distributor, a financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Funds’ Manager or its affiliates and of securities dealer firms with a selling agreement with the Delaware Distributors, L.P. (Distributor);

  institutional advisory accounts, including mutual funds managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, or its affiliates, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment managers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the investment manager for investment purposes. Use of the Institutional Class shares is restricted to investment managers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code (Code) for which the Funds’ Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; or

  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc. and their affiliates may pay additional compensation (at their own expense and not as an expense of the Funds’) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Funds with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its

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salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial

Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Funds’ shares.

For more information, please see the Funds’ SAI.

How to buy shares

By mail	By wire

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments®Funds. Please keep in mind, however, that you may not exchange your shares for Class B, Class C or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

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About your account

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of each Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of each Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, events affecting the value of the fund’s portfolio securities may occur on days when the fund does not value its shares and when shareholders will not be able to purchase or redeem fund shares. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed-income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deems appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader market indices. The price of securities used by the Funds to calculate their respective NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign securities using

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fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Funds’ Board has delegated responsibility for valuing the Funds’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments ® Fund as another person or entity at your address, we send one copy of the Fund’s prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail	By telephone

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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About your account

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the

NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class in another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B, Class C or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, the Funds would be unable to invest effectively in accordance with their respective investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds’ Board has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in

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any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds also reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Funds’ market timing policy does not require the Funds to take action in response to frequent trading activity. If the Funds elect not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
 By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders. Volatility

27

About your account

resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds, asset-backed securities or municipal bonds.

Transaction monitoring procedures
Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers

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and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds’ policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes

Dividends and Distributions
 Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As such, each Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund will also distribute net capital gains, if any, twice a year. The amount of any distribution will vary, and there is no

29

About your account

guarantee a Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements
 Every January, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information. In this case, use the information on your corrected Form 1099-DIV for tax returns.

Avoid “Buying A Dividend”
If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations
In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Either none or only a nominal portion of the dividends paid by a Fund will be qualified dividend income because the Funds invest primarily in debt instruments.

Sale or Redemption of Fund Shares
A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup Withholding
By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other
Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Funds

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to non-U.S. investors will terminate and no longer be available for dividends paid by the Funds with respect to their taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent.

This discussion of “Dividends, distributions and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
 Each Fund may accept investments from funds of funds, including those offered by the Delaware Investments ® Funds, as well as from similar investment vehicles, such as 529 Plans, A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

Delaware Corporate Bond Fund

Institutional Class
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investments operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the years ended July 31, 2007, 2006, 2005 and 2004.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the Manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

32

The financial highlights tables are intended to help you understand each Fund’s financial performance. All “per share” information reflects financial results for a single Fund share.

Year Ended
				7/31
2007	2006	2005	2004	2003
$5.480	$5.770	$5.700	$5.620	$5.220

0.315	0.289	0.274	0.310	0.354
0.056	(0.238)	0.164	0.183	0.410
0.371	0.051	0.438	0.493	0.764

(0.331)	(0.320)	(0.300)	(0.321)	(0.364)
–	(0.021)	(0.068)	(0.092)	–
(0.331)	(0.341)	(0.368)	(0.413)	(0.364)

$5.520	$5.480	$5.770	$5.700	$5.620

6.81%	0.95%	7.84%	8.92%	14.92%

$180,631	$234,281	$201,895	$104,282	$72,744
0.57%	0.56%	0.57%	0.55%	0.55%

0.76%	0.75%	0.78%	0.87%	1.03%
5.60%	5.20%	4.73%	5.33%	6.23%

5.41%	5.01%	4.52%	5.01%	5.75%
244%	173%	232%	300%	861%

This information has been audited by Ernst & Young LLP, whose reports, along with each Fund’s financial statements, are included in the Funds’ annual reports, which are available upon request by calling 800 362-7500.

33

Financial highlights

Delaware Extended Duration Bond Fund

Institutional Class
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended July 31, 2007, 2006 and 2005.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the Manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

34

Year Ended
				7/31
2007	2006	2005	2004	2003
$5.410	$5.930	$5.760	$5.550	$5.050

0.320	0.313	0.307	0.350	0.387
0.055	(0.458)	0.391	0.312	0.500
0.375	(0.145)	0.698	0.662	0.887

(0.335)	(0.323)	(0.328)	(0.355)	(0.387)
–	(0.052)	(0.200)	(0.097)	–
(0.335)	(0.375)	(0.528)	(0.452)	(0.387)

$5.450	$5.410	$5.930	$5.760	$5.550

6.90%	(2.48% )	12.47%	12.10%	17.87%

$65,537	$69,357	$52,547	$40,545	$49,891
0.63%	0.55%	0.59%	0.55%	0.55%

0.90%	0.92%	1.01%	1.00%	0.95%
5.69%	5.60%	5.17%	5.97%	6.90%

5.42%	5.23%	4.75%	5.52%	6.50%
276%	184%	233%	267%	789%

35

Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from Net investment income (loss).”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

36

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed-income securities.”

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also “Nationally recognized statistical rating organization.”

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See “Bond.”

Depreciation
A decline in an investment’s value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund’s portfolio of securities.

37

Glossary

Duration
A measurement of a fixed-income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund’s portfolio of securities and distributing its shares. They are paid from the fund’s assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

FINRA
The Financial Industry Regulatory Authority is the largest non-governmental regulator for all securities firms doing business in the United States.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bond.”

Government securities
Securities issued by the U.S. government or its agencies. They include Treasuries, as well as agency-backed securities such as Fannie Mae.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

38

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s (S&P) and Fitch, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund’s net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock’s value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SEC (U.S. Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as “Part B” of a fund’s prospectus that provides more detailed information about the fund’s organization, investments, policies and risks.

39

Glossary

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high volatility” investments.

40

Additional information

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund

Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the period covered by the report. You can find more information about the Funds in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call toll-free 800 362-7500. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

41

Contact Information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Client Services Representative: 800 510-4015

  Delaphone Service: 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

Delaware Investments Fund symbols

	CUSIP	Nasdaq
Delaware Corporate Bond Fund (Institutional Class)	245908751	DGCIX

Delaware Extended Duration Bond Fund (Institutional Class)	245908793	DEEIX

Investment Company Act file number: 811-02071

PR-463 [6/07] CGI 11/07	MF-07-10-352 PO 12390

Prospectus

Fixed Income

Delaware Delchester Fund
(Class A, Class B, Class C, Class R)

Delaware High-Yield Opportunities Fund
(Class A, Class B, Class C, Class R)

November 28, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund profiles	page 1
Delaware Delchester Fund	1
Delaware High-Yield Opportunities Fund	4

How we manage the Funds	page 10
Our investment strategies	10
The securities we typically invest in	11
The risks of investing in the Funds	15
Disclosure of portfolio holdings information	20

Who manages the Funds	page 21
Investment manager	21
Portfolio managers	21
Manager of managers structure	24
Who’s who?	24

About your account	page 26
Investing in the Funds	26
Choosing a share class	26
Dealer compensation	31
Payments to intermediaries	32
How to reduce your sales charge	33
How to buy shares	37
Fair valuation	38
Retirement plans	39
Document delivery	39
How to redeem shares	39
Account minimums	40
Special services	41
Frequent trading of Fund shares	42
Dividends, distributions and taxes	45
Certain management considerations	47

Financial highlights	page 48

Glossary	page 63

Additional information	page 67

Profile

Delaware Delchester Fund

What is the Fund’s goal?

Delaware Delchester Fund seeks total return and, as a secondary objective, high current income. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund’s main investment strategies?
We invest primarily in high-yielding corporate bonds rated BB or lower by Standard and Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. We may also invest in unrated bonds if we judge them to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. We will select bonds primarily based on the income potential they offer and on our evaluation of the bond issuers’ ability to make interest payments and repay principal.

We may also invest in equity securities, foreign government securities and corporate bonds of foreign issuers. Though not expected to be a significant component of our strategy under normal circumstances, we may also invest in investment grade corporate bonds, U.S. government securities and high quality commercial paper.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. High-yield bonds are rated below investment grade and are subject to greater risk that the issuer will be unable to make payments on interest and principal, particularly under adverse economic conditions. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

For a more complete discussion of risk, please see “The risks of investing in the Funds” on page 15.

Who should invest in the fund Investors seeking a fixed-income investment that offers potential for very high current income. Investors with long-term financial goals.	Who should not invest in the fund Investors with short-term financial goals. Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term. 1

Profile

Delaware Delchester Fund

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Delchester Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Class A shares have varied over the past 10 calendar years, as well as the average annual returns of Class A, B and C shares for one-year, five-year and 10-year periods. Returns are not shown for Class R shares because the class has not commenced operations. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 8 for additional information about expense caps.

Year-by-year total return (Class A)

As of September 30, 2007, the Fund’s Class A shares had a calendar year-to-date return of 3.21%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 11.11% for the quarter ended June 30, 2003 and its lowest quarterly return was -9.47% for the quarter ended December 31, 2000.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

2

Average annual returns for periods ending 12/31/06

	1 year	5 years	10 years
Class A return before taxes	8.67%	11.02%	2.84%
Class A return after taxes on distributions	5.78%	7.62%	(0.77)%
Class A return after taxes on distributions
and sale of Fund shares	5.51%	7.34%	0.08%
Class B return before taxes*	8.87%	11.03%	2.73%
Class C return before taxes*	11.85%	11.21%	2.58%
Bear Stearns High-Yield Index
(reflects no deduction for fees, expenses, or taxes)	11.62%	9.96%	6.48%

The Fund’s returns above are compared to the performance of the Bear Stearns High-Yield Index. The Bear Stearns High-Yield Index includes fixed-income, non-convertible, U.S. dollar denominated securities rated BB+ or lower by Standard and Poor’s Rating Group and Ba1 or lower by Moody’s Investors Service, with an outstanding par value of not less than $100 million and more than one year to their maturity date. You should remember that, unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of each Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Total returns assume redemption of shares at the end of the period. The 10-year return for Class B shares reflects conversion to Class A shares after approximately 8 years. If shares were not redeemed, the returns (before taxes) for Class B would be 12.87%, 11.23% and 2.73% for the one-year, five-year and 10-year periods, respectively. If shares were not redeemed, the returns before taxes for Class C would be 12.85%, 11.21% and 2.58% for the one-year, five-year and 10-year periods, respectively.

3

Profile

Delaware High-Yield Opportunities Fund

What are the Fund’s goal?

Delaware High-Yield Opportunities Fund seeks total return and, as a secondary objective, high current income. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund’s main investment strategies?
We invest primarily in corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. The Fund will also invest in unrated bonds we judge to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected primarily by declines in bond prices, which can be caused by adverse changes in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. High-yield bonds are rated below investment grade and are subject to greater risk that the issuer will be unable to make payments on interest and principal, particularly under adverse economic conditions. Bonds of foreign issuers are also subject to certain risks such

Who should invest in the fund

  Investors with long-term financial goals.

  Investors seeking a fixed-income investment that offers a combination of total return with high current income.

  Investors who want a total return-oriented income investment as a diversification tool for long-term, equity-oriented portfolios.

4

Who should not invest in the fund Investors with short-term financial goals. Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

as political and economic instability, currency fluctuations and less stringent regulatory standards.

For a more complete discussion of risk, please see “The risks of investing in the Funds” on page 15.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

How has the Delaware High-Yield Opportunities Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Class A shares have varied for the past ten calendar years, as well as the average annual returns of Class A, B, C and R for the one-year, five-year and ten-year or lifetime periods, as applicable. Prior to February 17, 1998, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited redemption requests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense limitations that were in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 8 for additional information about expense caps.

Year-by-year total return (Class A)

As of September 30, 2007, the Fund’s Class A shares had a calendar year-to-date return of 3.18%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 11.11% for the quarter ended June 30, 2003 and its lowest quarterly return was -7.27% for the quarter ended June 30, 2001.

The maximum Class A sales charge of 4.50%, which is normally assessed when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

5

Profile

Delaware High-Yield Opportunities Fund

Average annual returns for periods ending 12/31/06

	1 year	5 years	10 years or lifetime**
Class A return before taxes	7.31%	10.70%	6.87%
Class A return after taxes on distributions	4.45%	7.44%	3.20%
Class A return after taxes on distributions
and sale of Fund shares	4.64%	7.16%	3.47%
Class B return before taxes*	7.59%	10.70%	5.14%
Class C return before taxes*	10.57%	10.94%	5.09%
Class R return before taxes	12.11%	N/A	11.14%
Bear Stearns High-Yield Index
(reflects no deduction for fees, expenses or taxes)	11.62%	9.96%	6.48%

The Fund’s returns above are compared to the performance of the Bear Stearns High-Yield Index. The Bear Stearns High-Yield Index includes fixed-income, non-convertible, U.S. dollar denominated securities rated BB+ or lower by Standard and Poor’s Rating Group and Ba1 or lower by Moody’s Investors Service, with an outstanding par value of not less than $100 million and more than one year to their maturity date. You should remember that, unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Total returns assume redemption of shares at the end of period. The lifetime return for Class B shares reflects conversion to Class A shares after approximately 8 years. If shares were not redeemed, the returns (before taxes) for Class B would be 11.59%, 10.90% and 5.14% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, the returns before taxes for Class C would be 11.57%, 10.94% and 5.09% for the one-year, five-year and lifetime periods, respectively.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. The inception dates for Class A, Class B, Class C and Class R shares were December 30, 1996, February 17, 1998, February 17, 1998 and June 2, 2003, respectively. The Bear Stearns High-Yield Index returns are for 10 years. The Bear Stearns High-Yield Index returns for Class B, Class C and Class R lifetimes were 5.53%, 5.53% and 9.47%, respectively. The Bear Stearns High-Yield Index reports returns on a monthly basis as of the last day of the month. Index returns for Class B and Class C shares’ lifetime reflect the returns from February 28, 1998 through December 31, 2006 and for Class R shares lifetime reflect the return from June 30, 2003 through December 31, 2006.

6

Fees and expenses

What are the Funds’ fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of each Fund. You do not pay sales charges when you buy or sell Class R shares.

Class	A	B	C	R
Maximum sales charge (load) imposed
on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge
(load) as a percentage of original purchase price
or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]	none
Maximum sales charge (load) imposed
on reinvested dividends	none	none	none	none
Redemption fees	none	none	none	none
Exchange fees[4]	none	none	none	none

1 A purchase of Class A shares of $1 million or more may be made at net asset value (NAV); however, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

3 Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

7

Profile

Annual fund operating expenses are deducted from the Funds’ assets.

Class	A	B	C	R
Delaware Delchester Fund
Management fees[1]	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.29%[2]	1.00%	1.00%	0.60%[3]
Other expenses	0.31%	0.31%	0.31%	0.31%
Total annual fund operating expenses	1.25%	1.96%	1.96%	1.56%
Fee waivers and payments	(0.09%)	(0.09%)	(0.09%)	(0.19%)
Net expenses	1.16%	1.87%	1.87%	1.37%
Delaware High-Yield Opportunities Fund
Management fees[1]	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.60%[3]
Other expenses	0.32%	0.32%	0.32%	0.32%
Total annual fund operating expenses	1.27%	1.97%	1.97%	1.57%
Fee waivers and payments	(0.14%)	(0.14%)	(0.14%)	(0.24%)
Net expenses	1.13%	1.83%	1.83%	1.33%

1 The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/ or reimburse expenses from December 1, 2007 through November 30, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to those relating reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine” expenses)) from exceeding 0.87% and 0.83%, of average daily net assets of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund, respectively. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

2 The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for Delaware Delchester Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

3 The Funds’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares 12b-1 fee of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund from December 1, 2007 through November 30, 2008 to no more than 0.50% of average daily net assets.

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This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Funds’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with applicable waivers for the one-year contractual period and total operating expenses without waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

			(if redeemed)		(if redeemed)
Class	A	B1	B1	C	C	R
Delaware Delchester Fund
1 year	$563	$190	$590	$190	$290	$139
3 years	$820	$606	$832	$607	$607	$474
5 years	$1,097	$1,049	$1,199	$1,049	$1,049	$832
10 years	$1,886	$2,094	$2,094	$2,278	$2,278	$1,840
Delaware High-Yield Opportunities Fund
1 year	$560	$186	$586	$186	$286	$135
3 years	$821	$604	$830	$605	$605	$472
5 years	$1,103	$1,049	$1,199	$1,049	$1,049	$833
10 years	$1,903	$2,103	$2,103	$2,285	$2,285	$1,847

1 The Class B example reflects the conversion of Class B shares to Class A shares after approximately 8 years. Information for the ninth and tenth years reflects expenses of the Class A shares.

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How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund. The following are descriptions of how the portfolio manager pursues the Funds’ investment goals.

For both Delaware Delchester Fund and Delaware High-Yield Opportunities Fund, we invest primarily in fixed-income securities that we believe will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Funds’ assets primarily in high-yield bonds or junk bonds, which involve greater risks than investment grade bonds. The Funds may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds. The Funds may invest up to 25% of total assets in foreign securities. Securities of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

Before selecting high-yield corporate bonds, we carefully evaluate each individual bond, including its income potential and the size of the bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond’s payments.

We maintain a well-diversified portfolio of high-yield bonds that represents many different sectors and industries. Through diversification we can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

Delaware Delchester Fund
Delaware Delchester Fund strives to provide total return, with high current income as a secondary objective.

It is our policy to invest at least 80% of our assets in corporate bonds, U.S. government securities or commercial paper of companies that are rated A-1 or A-2 by S&P or P-1 or P-2 by Moody’s. We are required to invest primarily in corporate bonds rated BBB or below; however, we particularly emphasize those rated BB or B. We generally focus more on bonds rated B in times of economic growth and more on bonds rated BB when the economy appears to be slowing. The Fund also may invest in bonds of foreign issuers and equity securities in pursuit of its objective.

Delaware High-Yield Opportunities Fund
Delaware High-Yield Opportunities Fund strives to provide total return, with high current income as a secondary objective. Before purchasing a bond, we evaluate both the income level and its potential for price appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities rated at the time

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of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. The Fund also may invest in bonds of foreign issuers in pursuit of its objective.

Each Fund’s investment objective is non-fundamental. This means that the Board of Trustees may change a Fund’s objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

High-yield corporate bonds

Debt obligations issued by a corporation and rated lower than investment grade by an NRSRO such as S&P or Moody’s or, if unrated, that we believe are of comparable quality. These securities are considered to be of poor standing and predominantly speculative.

How the Funds use them: We may invest without limit in high-yield corporate bonds and up to 15% of each Fund’s net assets in defaulted bonds. Emphasis is on securities rated BB or B by an NRSRO.

U.S. government securities

U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the “full faith and credit” of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

How the Funds use them: We may invest without limit in U.S. government securities. However, they will typically represent a small percentage of each Fund’s portfolio because they generally do not offer as high a level of current income as high-yield corporate bonds.

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How we manage the Funds

Foreign government or corporate securities

Securities issued by foreign governments or supranational entities or foreign corporations. A supranational entity is an entity established or financially supported by the national governments of one or more countries. The International Bank for Reconstruction and Development (more commonly known as the World Bank) is one example of a supranational entity.

How the Funds use them: We may invest up to 25% of each Fund’s total assets in securities of issuers domiciled in foreign countries, including both established countries and those with emerging markets.

Zero coupon and pay-in-kind bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-In-Kind (PIK) bonds pay interest through the issuance to holders of additional securities.

How the Funds use them: We may purchase fixed-income securities, including zero coupon bonds and PIK bonds consistent with each Fund’s investment objective. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. They may have certain tax consequences which, under certain conditions, could be adverse to the Funds.

Equity securities

Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.	How the Funds use them: We may invest in equity securities. Generally, we will invest less than 5% of each Fund’s total assets in these securities.

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Credit default swap agreements

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Credit default swaps may be considered to be illiquid.

How the Funds use them: We may enter into credit default swaps in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Repurchase agreements

An agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: We may use repurchase agreements as a short-term investment for each Fund’s cash position.

In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. No more than 10% of either Fund’s assets may be invested in repurchase agreements of over seven days’ maturity. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

Restricted securities

Privately-placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: We may invest in privately-placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.”

Restricted securities that are determined to be illiquid may not exceed each Fund’s 15% limit on illiquid securities.

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How we manage the Funds

Loan participations

An interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Funds use them: Each Fund may invest without restriction in loan participations that meet the credit standards established by the portfolio managers. The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower’s assets, and the general quality and creditworthiness of the borrower. Each Fund may invest in loan participations in order to enhance total return, to affect diversification, or to earn additional income. Each Fund will not use loan participations for reasons inconsistent with its investment objective.

Illiquid securities

Securities that do not have a ready market, and cannot be easily sold, within seven days, at approximately the price that a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Funds use them: We may invest up to 15% of each Fund’s net assets in illiquid securities.

The Funds may also invest in other income producing and non-income producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities

Each Fund may lend up to 25% of its assets to qualified broker/dealers and institutional investors for their use in securities transactions. Borrowers of the Funds’ securities must provide collateral to the Funds and adjust the amount of collateral each day to reflect changes in the value of loaned securities. These transactions may generate additional income for the Funds.

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemption requests. A Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Funds being unable to meet their investment objectives.

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Purchasing securities on a when-issued or delayed delivery basis

Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. A Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

Portfolio turnover

It is possible that each Fund’s annual portfolio turnover may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, a Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in these Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of factors such as economic conditions, future expectations or investor confidence.

How the Funds strive to manage it: We maintain a long-term investment approach and focus on individual bonds that we believe can provide total return and high current income regardless of interim market fluctuations. We do not try to predict overall stock and bond market or interest rate movements and generally do not buy and sell securities for short-term purposes.

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How we manage the Funds

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

How the Funds strive to manage them: We limit the amount of each Fund’s assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities for the portfolio.

Interest rate risk

The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. Investments in equity securities issued by small- and medium-size companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

How the Funds strive to manage it: Each Fund is subject to various interest rate risks depending upon its investment objectives and policies. We cannot eliminate this risk, but we do try to address it by monitoring economic conditions.

Derivatives risk

The possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in a portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification or to earn additional income. We will not use derivatives for reasons inconsistent with each Fund’s respective investment objectives.

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Credit risk

The risk that there is the possibility that a bond’s issuer will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high-yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation will be uncertain. A Fund also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

How the Funds strive to manage it: We employ a careful, credit-oriented bond selection approach. We also hold a diversified selection of high-yield bonds that is designed to manage this risk.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in a Fund’s NAV.

Recession risk

Although the market for high-yield bonds existed through periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to finance highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially. Some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, adversely affect the value of outstanding bonds and adversely affect the ability of high-yield issuers to repay principal and interest.

How the Funds strive to manage it: It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in each Fund’s NAV. In the past, uncertainty and volatility in the high-yield market have resulted in volatility in a Fund’s NAV.

In striving to manage this risk, we allocate assets across a wide range of industry sectors. We may emphasize industries that have been less susceptible to economic cycles in the past, particularly if we believe that the economy may be entering into a period of slower growth.

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How we manage the Funds

Foreign risk

The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

How the Funds strive to manage it: We carefully evaluate the reward and risk associated with each foreign security that we consider.

We may invest up to 25% of each Fund’s total assets in securities of foreign issuers.

Loans and other direct indebtedness risk

The risk that a fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a fund may be required to rely upon another lending institution to collect and pass onto the fund amounts payable with respect to the loan and to enforce the fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the fund.

How the Funds strive to manage it: These risks may not be completely eliminated, but we will attempt to reduce these risks through portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets. Should we determine that any of these securities are illiquid, these would be subject to each Fund’s restrictions on illiquid securities.

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Liquidity risk

The possibility that securities cannot be readily sold within seven days at approximately the price that a fund values them.

There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it temporarily stop buying bonds for regulatory, financial or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high-yield securities.

How the Funds strive to manage it: A less liquid secondary market may have an adverse effect on a Fund’s ability to dispose of particular issues, when necessary, to meet a Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, we evaluate the size of a bond issuance as a way to anticipate its likely liquidity level.

Each Fund may invest only 15% of net assets in illiquid securities.

Valuation risk

A less liquid secondary market as described above can make it more difficult to obtain precise valuations of the high-yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high-yield securities.

How the Funds strive to manage it: Each Fund’s privately-placed high-yield securities are particularly susceptible to liquidity and valuation risks. We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the portfolio that can be allocated to privately-placed high-yield securities.

Redemption risk

If investors redeem more shares of a fund than are purchased for an extended period of time, a fund may be required to sell securities without regard to the investment merits of such actions. This could decrease a fund’s asset base, potentially resulting in a higher expense ratio.

How the Funds strive to manage it: Volatility in the high-yield market could increase redemption risk. We strive to maintain a cash balance sufficient to meet any redemptions. We may also borrow money, if necessary, to meet redemptions.

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How we manage the Funds

Legislative and regulatory risks

The U.S. Congress has from time to time taken or considered legislative actions that could adversely affect the high-yield bond market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. Similar actions in the future could reduce liquidity for high-yield issues, reduce the number of new high-yield securities being issued and could make it more difficult for a fund to attain its investment objective.

How the Funds strive to manage them: We monitor the status of regulatory and legislative proposals to evaluate any possible effects they might have on each Fund’s portfolio.

Portfolio turnover rates

Portfolio turnover rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the Fund. The higher the amount of portfolio activity, the higher the brokerage costs and other transaction costs of the Fund are likely to be. The amount of portfolio activity will also affect the amount of taxes payable by the Fund’s shareholders that are subject to federal income tax, as well as the character (ordinary income vs. capital gains) of such tax obligations.

How the Funds strive to manage them: Each Fund will normally experience an annual portfolio turnover rate exceeding 100%.

Disclosure of portfolio holdings information A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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Who manages the Funds

Investment manager

The Funds are managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment	decisions for the Funds, manages the Funds’ business affairs and provides daily administrative services. For its services to each Fund, the Manager was paid an aggregate fee, net of waivers, for the last fiscal year, as follows:

Investment management fees

		Delaware High-Yield
	Delaware Delchester	Opportunities
	Fund	Fund
As a percentage of average daily net assets	0.57%	0.51%

A discussion of the basis for the Board’s approval of the investment advisory contract of each Fund is available in the Funds’ annual	report to shareholders for the period ended July 31, 2007.

Portfolio managers

Thomas H. Chow and Kevin P. Loome have primary responsibility for making day-to-day investment decisions for the Funds. When making decisions for the Funds, Messrs. Chow and Loome regularly consult with Chuck M. Devereux.

Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Chow is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. His experience includes exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Mr. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow, Life Management Institute.

Kevin P. Loome, CFA, Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Mr. Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Mr. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

21

Who manages the Funds

Chuck M. Devereux, Senior Vice President, Director of Credit Research
Mr. Devereux is the head of the firm’s taxable credit research department, and he also serves on a team responsible for some of the firm’s fixed income products. Prior to April 2007, he was a senior vice president and co-head of the firm’s private placement group, which has responsibility for managing a portfolio of approximately $8 billion of privately placed securities. Prior to joining Delaware Investments in 2001, Mr. Devereux was employed by Valuemetrics/VM Equity Partners, a financial advisory and investment banking firm, where he participated in financial advisory and capital-raising efforts for privately held, middle-market companies. These efforts included placements of traditional corporate debt and equity as well as mezzanine and venture-capital financings. Prior to Valuemetrics/VM Equity Partners, Mr. Devereux was a trust officer in the privately held asset division of the Northern Trust Corporation for three years. Mr. Devereux earned an MBA with a concentration in finance from DePaul University, a bachelor’s degree in economics from St. Joseph’s College, and he is a CFA Level II candidate.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

22

Who manages the Funds

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds’ Board, for overseeing the Funds’ sub-advisors and recommending to the Board the hiring, termination, or replacement of sub-advisors. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds’ portfolio.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

Board of Trustees: A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Funds rely on certain exemptive rules adopted by the SEC that require their Board to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

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Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler: Pursuant to a contractual arrangement with a fund’s distributor, a financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors: Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 fees and/or service fees deducted from the fund’s assets.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Funds

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class:

Class A

  Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares.

  If you invest $100,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances the sales charge may be waived, as described in “How to reduce your sales charge” below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the

12b-1 fee for Class B, Class C and Class R shares. See “Dealer compensation” below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage of sales charge and rounding.

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	Sales charge	Sales charge
Amount of purchase	as % of offering price	as % of amount invested
Less than $100,000	4.50%	4.71%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $1 million	2.00%	2.04%
$1 million or more	None*	None*

*There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class B

As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), are allowed in Class B shares of Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of May 31, 2007, the reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Funds’ or their Distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or

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About your account

reduction of such sales charges and fees. The Funds may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1% during the sixth year, and 0% thereafter.

  In determining whether the CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges – Class B and Class C” below.

  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Approximately eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fees apply.

  You may purchase only up to $100,000 of Class B shares at any one time. Orders that exceed $100,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

Class C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than

12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges – Class B and Class C” below.

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  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets, of which 0.25% are service fees paid to the Distributor, dealers or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Unlike Class B shares, Class C shares do not automatically convert into another class.

  You may purchase only up to $1,000,000 of Class C shares at any one time. Orders that exceed $1,000,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

Class R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Unlike Class B shares, Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and, (ii) to individual retirement account (IRA) rollovers from plans maintained on the Delaware Investments® retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Any account holding Class A shares as of June 1, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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About your account

Calculation of contingent deferred sales charges – Class B and Class C

CDSC are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains	distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

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Dealer compensation

The financial advisor that sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Class A1	Class B2	Class C3	Class R4
Commission (%)	—	4.00%	1.00%	—
Investment less than $100,000	4.00%	—	—	—
$100,000 – but less than $250,000	3.00%	—	—	—
$250,000 – but less than $500,000	2.00%	—	—	—
$500,000 – but less than $1,000,000	1.60%	—	—	—
$1,000,000 – but less than $5,000,000	1.00%	—	—	—
$5,000,000 – but less than $25,000,000	0.50%
$25,000,000 or more	0.25%
12b-1 Fee to Dealer	0.30%	0.25%	1.00%	0.60%

1 On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board of Trustees that went into effect on June 1, 1992 a lesser amount may be paid for Delaware Delchester Fund.

2 On sales of Class B shares, the Distributor may pay your securities dealer an up-front commission of 4.00%. After approximately eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

3 On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up front commission of 1.00%, but may receive the full 1.00% 12b-1 fee upon sale of Class C shares.

4 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.50% from December 1, 2007 through November 30, 2008. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

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About your account

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Funds with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Funds’ shares.

For more information, please see the Funds’ SAI.

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How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other account, including retirement accounts held indirectly or through an intermediary and the names of qualifying family members and their holdings. Class R shares have no upfront sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Letter of Intent and Rights of Accumulation

Class A: For Class A, you will not have to pay an additional front-end sales charge.

Class B: For Class B, your account will be credited with the CDSC you previously paid on the amount you are reinvesting. Your schedule for CDSC and conversion to Class A will not start over again; it will pick up from the point at which you redeemed your shares.

Class C: Not available

SIMPLE IRA, SEP/IRA, SAR/SEP, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans

How they work: These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSC on Class A shares.

Class A: Available

Classes B and C: There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

How they work:

Class A: Through a Letter of Intent you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

Through Right of Accumulation you can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge) as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

Classes B and C: Although the Letter of Intent and Rights of Accumulation do not apply to the purchase of Class B and Class C shares, you can combine your purchase of Class A shares with your purchase of Class B and Class C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.

Reinvestment of Redeemed Shares

How it works: Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

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About your account

Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager’s current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer’s agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/ dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment managers if such brokers, dealers, or investment managers have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund’s Institutional Class, if applicable.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV
  Agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.
  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

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Waivers of contingent deferred sales charges

Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Classes A*, B, and C: Available

Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Classes A*, B, and C: Available

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code).

Class A*: Available

Classes B and C: Not available

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.

Class A*: Available

Classes B and C: Not available

Periodic distributions from an individual retirement account (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP or SEP/IRA) or a qualified plan** (403(b)(7) plan,

457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan or 401(k) Defined Contribution Plan) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. § 1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code.

Classes A*, B, and C: Available

Returns of Excess contributions due to any regulatory limit from an individual retirement account (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP or SEP/IRA) or a qualified plan (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan or 401(k) Defined Contribution Plan).

Classes A*, B, and C: Available

Distributions by other employee benefit plans to pay benefits.

Class A*: Available

Classes B and C: Not available

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. § 1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.

Classes A*, B, and C: Available

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About your account

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

Classes A*, B, and C: Available

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

Classes A* and C: Available

Class B: Not available

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at Net Asset Value” above.

Class A*: Available

Classes B and C: Not available

* The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

** Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the Funds’ SAI, which is available on request.

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How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more
Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250, and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings Account (formerly an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the

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About your account

New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of each Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of each Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, events affecting the value of the fund’s portfolio securities may occur on days when the fund does not value its shares and when shareholders will not be able to purchase or redeem fund shares. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed-income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader market indices. The price of securities used by the Fund to calculate their respective NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Funds’ Board has delegated responsibility for valuing the Funds’ assets to a Pricing

38

Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA and Coverdell Education Savings Account, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of a Fund’s prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Funds. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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About your account

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account balance falls below each Fund’s required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days’ written notice to you.

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Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan

The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit

With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access

Online Account Access is a password protected area of the Delaware Investments® Funds’ Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option

With the Wealth Builder Option® you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a CDSC. Under some circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class in another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares,

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About your account

you are purchasing shares in another fund so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, the Funds would be unable to invest effectively in accordance with their investment objective and policies or would otherwise potentially be adversely affected.

MoneyLineSM On Demand Service

Through our MoneyLineSM On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLineSM On Demand Service has a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service

Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments® does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds’ Board has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a fund occurs when investors make consecutive rapid short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher

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About your account

level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds, asset-backed securities or municipal bonds.

Transaction monitoring procedures
Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these

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omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds’ policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes

Dividends and Distributions
Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As such, each Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund may also distribute net capital gains, if any, twice a year. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements
Every January, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions

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About your account

declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information. In this case, use the information on your corrected Form 1099-DIV for tax returns.

Avoid “Buying A Dividend”
 If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations
In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Either none or only a nominal portion of the dividends paid by a Fund will be qualified dividend income because the Funds invest primarily in debt instruments.

Sale or Redemption of Fund Shares
A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup Withholding
By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other
Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Funds to non-U.S. investors will terminate and no longer be available for dividends paid by the Funds with respect to their taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent.

This discussion of “Dividends, distributions and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

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Certain management considerations

Investments by fund of funds and similar investment vehicles
 The Funds may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Funds may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Funds may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

Delaware Delchester Fund Class A shares

Class A Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover [3]

[1] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004 and 2003.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[3] Portfolio turnover is representative of the Fund for the entire year.

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The financial highlights tables are intended to help you understand each Fund’s financial performance. All “per share” information reflects financial results for a single Fund share.

Year ended
				7/31
2007	2006	2005	2004	2003
$3.270	$3.320	$3.180	$3.000	$2.580

0.258	0.258	0.243	0.258	0.303
0.025	(0.054)	0.155	0.186	0.399
2.830	0.204	0.398	0.444	0.702

(0.263)	(0.254)	(0.258)	(0.264)	(0.282)
(0.263)	(0.254)	(0.258)	(0.264)	(0.282)

$3.290	$3.270	$3.320	$3.180	$3.000

8.69%	6.42%	12.84%	15.22%	28.67%

$212,798	$225,352	$269,002	$263,960	$253,966
1.18%	1.20%	1.25%	1.34%	1.47%

1.26%	1.30%	1.27%	1.34%	1.47%
7.61%	7.84%	7.36%	8.19%	10.93%

7.53%	7.74%	7.34%	8.19%	10.93%
154%	138%	254%	674%	788%

This information has been audited by Ernst & Young, LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ annual reports, which are available upon request by calling 800 523-1918. Financial highlights for Delaware Delchester Fund Class R are not shown because the class has not commenced operations.

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Financial highlights

Delaware Delchester Fund Class B shares

Class B Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover [4]

[1] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004 and 2003.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4] Portfolio turnover is representative of the Fund for the entire year.

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Year ended
				7/31
2007	2006	2005	2004	2003
$3.270	$3.330	$3.180	$3.010	$2.590

0.234	0.234	0.219	0.236	0.283
0.035	(0.064)	0.165	0.176	0.399
0.269	0.170	0.384	0.412	0.682

(0.239)	(0.230)	(0.234)	(0.242)	(0.262)
(0.239)	(0.230)	(0.234)	(0.242)	(0.262)

$3.300	$3.270	3.330	$3.180	$3.010

8.23%	5.34%	12.37%	14.02%	27.68%

$17,395	$28,314	$45,973	$62,243	$82,345
1.89%	1.91%	1.97%	2.06%	2.19%

1.97%	2.01%	1.99%	2.06%	2.19%
6.90%	7.13%	6.64%	7.48%	10.21%

6.82%	7.03%	6.62%	7.48%	10.21%
154%	138%	254%	674%	788%

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Financial highlights

Delaware Delchester Fund Class C shares

Class C Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover [4]

[1] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004 and 2003.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4] Portfolio turnover is representative of the Fund for the entire year.

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Year ended
				7/31
2007	2006	2005	2004	2003
$3,280	$3.330	$3.180	$3.010	$2.590

0.234	0.234	0.219	0.235	0.283
(0.025)	(0.054)	0.165	0.176	0.399
0.259	0.180	0.384	0.411	0.682

(0.239)	(0.230)	(0.234)	(0.241)	(0.262)
(0.239)	(0.230)	(0.234)	(0.241)	(0.262)

$3.300	$3.280	$3.330	$3.180	$3.010

7.89%	5.65%	12.35%	14.00%	27.68%

$17,549	$12,706	$16,271	$15,337	$16,965
1.89%	1.91%	1.97%	2.06%	2.19%

1.97%	2.01%	1.99%	2.06%	2.19%
6.90%	7.13%	6.64%	7.48%	10.21%

6.82%	7.03%	6.62%	7.48%	10.21%
154%	138%	254%	674%	788%

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Financial highlights

Delaware High-Yield Opportunities Fund Class A shares

Class A Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004 and 2003.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

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Year ended
				7/31
2007	2006	2005	2004	2003
$4.260	$4.360	$4.210	$3.970	$3.420

0.321	0.319	0.292	0.335	0.377
0.012	(0.090)	0.184	0.243	0.532
0.333	0.229	0.476	0.578	0.909

(0.333)	(0.329)	(0.326)	(0.338)	(0.359)
(0.333)	(0.329)	(0.326)	(0.338)	(0.359)

$4.260	$4.260	$4.360	$4.210	$3.970

7.82%	5.49%	11.61%	14.97%	28.02%

$102,420	$63,405	$82,988	$44,428	$29,385
1.13%	1.13%	1.16%	1.13%	1.13%

1.27%	1.29%	1.28%	1.38%	1.56%
7.24%	7.42%	6.68%	8.05%	10.36%

7.10%	7.26%	6.56%	7.80%	9.93%
149%	151%	229%	644%	832%

55

Financial highlights

Delaware High-Yield Opportunities Fund Class B shares

Class B Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004 and 2003.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

56

Year ended
				7/31
2007	2006	2005	2004	2003
$4.260	$4.360	$4.210	$3.970	$3.420

0.291	0.289	0.262	0.305	0.352
0.012	(0.090)	0.184	0.244	0.532
0.303	0.199	0.446	0.549	0.884

(0.303)	(0.299)	(0.296)	(0.309)	(0.334)
(0.303)	(0.299)	(0.296)	(0.309)	(0.334)

$4.260	$4.260	$4.360	$4.210	$3.970

7.08%	4.75%	10.85%	14.19%	27.14%

$12,466	$13,597	$16,661	$15,015	$15,464
1.83%	1.83%	1.86%	1.83%	1.83%

1.97%	1.99%	1.98%	2.08%	2.26%
6.54%	6.72%	5.98%	7.35%	9.66%

6.40%	6.56%	5.86%	7.10%	9.23%
149%	151%	229%	644%	832%

57

Financial highlights

Delaware High-Yield Opportunities Fund Class C shares

Class C Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004 and 2003.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

58

				Year ended
				7/31
2007	2006	2005	2004	2003
$4.260	$4.360	$4.210	$3.970	$3.420

0.290	0.289	0.262	0.305	0.352
0.012	(0.090)	0.184	0.243	0.532
0.302	0.199	0.446	0.548	0.884

(0.302)	(0.299)	(0.296)	(0.308)	(0.334)
(0.302)	(0.299)	(0.296)	(0.308)	(0.334)

$4.260	$4.260	$4.360	$4.210	$3.970

7.07%	4.75%	10.84%	14.16%	27.13%

$27,179	$16,285	$17,474	$8,824	$5,916
1.83%	1.83%	1.86%	1.83%	1.83%

1.97%	1.99%	1.98%	2.08%	2.26%
6.54%	6.72%	5.98%	7.35%	9.66%

6.40%	6.56%	5.86%	7.10%	9.23%
149%	151%	229%	644%	832%

59

Financial highlights

Delaware High-Yield Opportunities Fund Class R shares

Class R Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004 and 2003.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

60

				Period
			Year ended	6/2/03	[3]
			7/31	through
2007	2006	2005	2004	7/31/03
$4.270	$4.370	$4.210	$3.970	$3.960

0.313	0.310	0.279	0.322	0.050
0.012	(0.090)	0.194	0.242	0.010
0.325	0.220	0.473	0.564	0.060

(0.325)	(0.320)	(0.313)	(0.324)	(0.050)
(0.325)	(0.320)	(0.313)	(0.324)	(0.050)

$4.270	$4.270	$4.370	$4.210	$3.970

7.59%	5.27%	11.52%	14.55%	1.49%

$9,251	$3,704	$2,030	$16	$—
1.33%	1.33%	1.46%	1.43%	1.43%

1.57%	1.59%	1.58%	1.68%	2.25%
7.04%	7.22%	6.38%	7.75%	9.57%

6.80%	6.96%	6.26%	7.50%	8.75%
149%	151%	229%	644%	832%

61

Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from net investment income.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

62

Glossary

How to use this glossary

This glossary includes definitions of investment terms which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed-income securities.”

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to

D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also “Nationally recognized statistical rating organization.”

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

63

Glossary

Corporate bond
A debt security issued by a corporation. See “Bond.”

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund’s portfolio of securities.

Duration
A measurement of a fixed-income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund’s portfolio of securities and distributing its shares. They are paid from the fund’s assets before any earnings are distributed to shareholders.

FINRA
The Financial Industry Regulatory Authority is the largest non-governmental regulator for all securities firms doing business in the United States.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bond.”

Government securities
Securities issued by the U.S. government or its agencies. They include Treasuries, as well as agency-backed securities such as Fannie Mae.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

64

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s (S&P), and Fitch, Inc. (Fitch).

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount of money you invest (also called capital). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (U.S. Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as “Part B” of a fund’s prospectus that provides more detailed information about the fund’s organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

65

Glossary

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high volatility” investments.

66

Additional information

Delaware Delchester Fund
Delaware High-Yield Opportunities Fund

Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the period covered by the report. You can find more information about the Funds in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call toll-free 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

67

Contact Information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Shareholder Service Center: 800 523-1918
Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:
–	For fund information, literature, price, yield, and performance figures.
–	For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.
  Delaphone Service: 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.
Delaware Investments Fund symbols

Delaware Delchester Fund	CUSIP	Nasdaq
Class A	245908207	DETWX
Class B	245908405	DHYBX
Class C	245908504	DELCX

Delaware High-Yield Opportunities Fund	CUSIP	Nasdaq
Class A	245908876	DHOAX
Class B	245908868	DHOBX
Class C	245908850	DHOCX
Class R	245908736	DHIRX

Investment Company Act file number: 811-02071

PR-024 [7/07] CGI 11/07	MF-07-10-353 PO 12391

Prospectus

Fixed Income

Delaware Delchester Fund
(Institutional Class)

Delaware High-Yield Opportunities Fund
(Institutional Class)

November 28, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund profiles	page 1
Delaware Delchester Fund	1
Delaware High-Yield Opportunities Fund	4

How we manage the Funds	page 10
Our investment strategies	10
The securities we typically invest in	11
The risks of investing in the Funds	15
Disclosure of portfolio holdings information	20

Who manages the Funds	page 21
Investment manager	21
Portfolio managers	21
Manager of managers structure	24
Who’s who?	24

About your account	page 26
Investing in the Funds	26
Payments to intermediaries	26
How to buy shares	27
Fair valuation	28
Document delivery	29
How to redeem shares	29
Account minimum	30
Exchanges	30
Frequent trading of Fund shares	31
Dividends, distributions and taxes	34
Certain management considerations	35

Financial highlights	page 36

Glossary	page 41

Additional information	page 45

Profile

Delaware Delchester Fund

What is the Fund’s goal?

Delaware Delchester Fund seeks total return and, as a secondary objective, high current income. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund’s main investment strategies?
We invest primarily in high-yielding corporate bonds rated BB or lower by Standard and Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. We may also invest in unrated bonds if we judge them to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. We will select bonds primarily based on the income potential they offer and on our evaluation of the bond issuers’ ability to make interest payments and repay principal.

We may also invest in equity securities, foreign government securities and corporate bonds of foreign issuers. Though not expected to be a significant component of our strategy under normal circumstances, we may also invest in investment grade corporate bonds, U.S. government securities and high quality commercial paper.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. High-yield bonds are rated below investment grade and are subject to greater risk that the issuer will be unable to make payments on interest and principal, particularly under adverse economic conditions. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

For a more complete discussion of risk, please see “The risks of investing in the Funds” on page 15.

Who should invest in the fund Investors seeking a fixed-income investment that offers potential for very high current income Investors with long-term financial goals	Who should not invest in the fund Investors with short-term financial goals Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term 1

Profile

Delaware Delchester Fund

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.	You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

How has the Delaware Delchester Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Institutional Class shares have varied over the past ten calendar years, as well as the average annual returns of the Institutional Class shares for one-year, five-year and ten-year periods. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 8 for additional information about expense caps.

Year-by-year total return (Institutional Class)

As of September 30, 2007, the Fund’s Institutional Class shares had a calendar year-to-date return of 8.99%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 11.19% for the quarter ended June 30, 2003 and its lowest quarterly return was -9.41% for the quarter ended December 31, 2000.

2

Average annual returns for periods ending 12/31/06

	1 year	5 years	10 years
Return before taxes	14.02%	12.36%	3.59%
Return after taxes on distributions	10.88%	8.82%	(0.14)%
Return after taxes on distributions
and sale of Fund shares	8.98%	8.42%	0.64%
Bear Stearns High-Yield Index
(reflects no deduction for fees, expenses, or taxes)	11.62%	9.96%	6.48%

The Fund’s returns above are compared to the performance of the Bear Stearns High-Yield Index. The Bear Stearns High-Yield Index includes fixed-income, non-convertible, U.S. dollar denominated securities rated BB+ or lower by Standard and Poor’s Rating Group and Ba1 or lower by Moody’s Investors Service, with an outstanding par value of not less than $100 million and more than one year to their maturity date. You should remember that, unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of each Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

3

Profile

Delaware High-Yield Opportunities Fund

What are the Fund’s goals?

Delaware High-Yield Opportunities Fund seeks total return and, as a secondary objective, high current income. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund’s main investment strategies?
We invest primarily in corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. The Fund will also invest in unrated bonds we judge to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected primarily by declines in bond prices, which can be caused by adverse changes in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. High-yield bonds are rated below investment grade and are subject to greater risk that the issuer will be unable to make payments on interest and principal, particularly under adverse economic conditions. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

Who should invest in the fund

  Investors with long-term financial goals

  Investors seeking a fixed-income investment that offers a combination of total return with high current income

  Investors who want a total return-oriented income investment as a diversification tool for long-term, equity-oriented portfolios

4

Who should not invest in the fund Investors with short-term financial goals Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

For a more complete discussion of risk, please see “The risks of investing in the Funds” on page 15.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware High-Yield Opportunities Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Institutional Class shares have varied over the past 10 calendar years, as well as the average annual returns of the Institutional Class shares for one year, five-year and 10 year periods. Prior to February 17, 1998, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited redemption requests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps that were in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 8 for additional information about expense caps.

Year-by-year total return (Institutional Class)

As of September 30, 2007, the Fund’s Institutional Class shares had a calendar year-to-date return of 8.13%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 11.19% for the quarter ended June 30, 2003 and its lowest quarterly return was -7.42% for the quarter ended June 30, 2001.

5

Profile

Delaware High-Yield Opportunities Fund

Average annual returns for periods ending 12/31/06

	1 year	5 years	10 years
Return before taxes	12.70%	12.05%	7.66%
Return after taxes on distributions	9.58%	8.63%	3.85%
Return after taxes on distributions
and sale of Fund shares	8.13%	8.25%	4.08%
Bear Stearns High-Yield Index
(reflects no deduction for fees, expenses, or taxes)	11.62%	9.96%	6.48%

The Fund’s returns above are compared to the performance of the Bear Stearns High-Yield Index. The Bear Stearns High-Yield Index includes fixed-income, non-convertible, U.S. dollar denominated securities rated BB+ or lower by Standard and Poor’s Rating Group and Ba1 or lower by Moody’s Investors Service, with an outstanding par value of not less than $100 million and more than one year to their maturity date. You should remember that, unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

6

Fees and expenses

What are the Funds’ fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

Institutional Class
Maximum sales charge (load) imposed on
purchases as a percentage of offering price	none
Maximum contingent deferred sales charge
(load) as a percentage of original purchase price
or redemption price, whichever is lower	none
Maximum sales charge (load) imposed
on reinvested dividends	none
Redemption fees	none
Exchange fees[1]	none

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

7

Profile

Annual fund operating expenses are deducted from the Funds’ assets.

	Institutional Class
Delaware Delchester Fund
Management fees[1]	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	0.96%
Fee waivers and payments	(0.09%	)
Net expenses	0.87%
Delaware High-Yield Opportunities Fund
Management fees[1]	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.32%
Total annual fund operating expenses	0.97%
Fee waivers and payments	(0.14%	)
Net expenses	0.83%

1 The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from December 1, 2007 through November 30, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to those relating reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine” expenses)) from exceeding 0.87% and 0.83%, of average daily net assets of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund, respectively. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

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This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Funds’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with applicable waivers for the one-year contractual period and total operating expenses without waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

Institutional Class
Delaware Delchester Fund
1 year	$89
3 years	$297
5 years	$522
10 years	$1,170
Delaware High-Yield Opportunities Fund
1 year	$85
3 years	$295
5 years	$523
10 years	$1,177

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How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund. The following are descriptions of how the portfolio manager pursues the Funds’ investment goals.

For both Delaware Delchester Fund and Delaware High-Yield Opportunities Fund, we invest primarily in fixed-income securities that we believe will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Funds’ assets primarily in high-yield bonds or junk bonds, which involve greater risks than investment grade bonds. The Funds may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds. The Funds may invest up to 25% of total assets in foreign securities. Securities of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

Before selecting high-yield corporate bonds, we carefully evaluate each individual bond, including its income potential and the size of the bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond’s payments.

We maintain a well-diversified portfolio of high-yield bonds that represents many different sectors and industries. Through diversification we can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

Delaware Delchester Fund
Delaware Delchester Fund strives to provide total return, with high current income as a secondary objective.

It is our policy to invest at least 80% of our assets in corporate bonds, U.S. government securities or commercial paper of companies that are rated A-1 or A-2 by S&P or P-1 or P-2 by Moody’s. We are required to invest primarily in corporate bonds rated BBB or below; however, we particularly emphasize those rated BB or B. We generally focus more on bonds rated B in times of economic growth and more on bonds rated BB when the economy appears to be slowing. The Fund also may invest in bonds of foreign issuers and equity securities in pursuit of its objective.

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Delaware High-Yield Opportunities Fund
Delaware High-Yield Opportunities Fund strives to provide total return, with high current income as a secondary objective. Before purchasing a bond, we evaluate both the income level and its potential for price appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. The Fund also may invest in bonds of foreign issuers in pursuit of its objective.

Each Fund’s investment objective is non-fundamental. This means that the Board of Trustees may change a Fund’s objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

High-yield corporate bonds

Debt obligations issued by a corporation and rated lower than investment grade by an NRSRO such as S&P or Moody’s or, if unrated, that we believe are of comparable quality. These securities are considered to be of poor standing and predominantly speculative.	How the Funds use them: We may invest without limit in high-yield corporate bonds and up to 15% of each Fund’s net assets in defaulted bonds. Emphasis is on securities rated BB or B by an NRSRO.

U.S. government securities

U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the “full faith and credit” of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

How the Funds use them: We may invest without limit in U.S. government securities. However, they will typically represent a small percentage of each Fund’s portfolio because they generally do not offer as high a level of current income as high-yield corporate bonds.

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How we manage the Funds

Foreign government or corporate securities

Securities issued by foreign governments or supranational entities or foreign corporations. A supranational entity is an entity established or financially supported by the national governments of one or more countries. The International Bank for Reconstruction and Development (more commonly known as the

World Bank) is one example of a supranational entity.

How the Funds use them: We may invest up to 25% of each Fund’s total assets in securities of issuers domiciled in foreign countries, including both established countries and those with emerging markets.

Zero coupon and pay-in-kind bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-In-Kind (PIK) bonds pay interest through the issuance to holders of additional securities.

How the Funds use them: We may purchase fixed-income securities, including zero coupon bonds and PIK bonds consistent with each Fund’s investment objective. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. They may have certain tax consequences which, under certain conditions, could be adverse to the Funds.

Equity securities

Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.	How the Funds use them: We may invest in equity securities. Generally, we will invest less than 5% of each Fund’s total assets in these securities.

Credit default swap agreements

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Credit default swaps may be considered to be illiquid.

How the Funds use them: We may enter into credit default swaps in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

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Repurchase agreements

An agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.	How the Funds use them: We may use repurchase agreements as a short-term investment for each Fund’s cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. No more than 10% of either Fund’s assets may be invested in repurchase agreements of over seven days’ maturity. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

Restricted securities

Privately-placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: We may invest in privately-placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.”

Restricted securities that are determined to be illiquid may not exceed each Fund’s 15% limit on illiquid securities.

Loan participations

An interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Funds use them: Each Fund may invest without restriction in loan participations that meet the credit standards established by the portfolio managers. The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower’s assets, and the general quality and creditworthiness of the borrower. Each Fund may invest in loan participations in order to enhance total return, to affect diversification, or to earn additional income. Each Fund will not use loan participations for reasons inconsistent with its investment objective.

13

How we manage the Funds

Illiquid securities

Securities that do not have a ready market, and cannot be easily sold, within seven days, at approximately the price that a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Funds use them: We may invest up to 15% of each Fund’s net assets in illiquid securities.

The Funds may also invest in other income producing and non-income producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities

Each Fund may lend up to 25% of its assets to qualified broker/dealers and institutional investors for their use in securities transactions. Borrowers of the Funds’ securities must provide collateral to the Funds and adjust the amount of collateral each day to reflect changes in the value of loaned securities. These transactions may generate additional income for the Funds.

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemption requests. A Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Funds being unable to meet their investment objectives.

Purchasing securities on a when-issued or delayed-delivery basis

Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. A Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

Portfolio turnover

It is possible that each Fund’s annual portfolio turnover may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, a Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in these Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

The risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of factors such as economic conditions, future expectations or investor confidence.

How the Funds strive to manage it: We maintain a long-term investment approach and focus on individual bonds that we believe can provide total return and high current income regardless of interim market fluctuations. We do not try to predict overall stock and bond market or interest rate movements and generally do not buy and sell securities for short-term purposes.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

How the Funds strive to manage them: We limit the amount of each Fund’s assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities for the portfolio.

Interest rate risk

The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. Investments in equity securities issued by small- and medium-size companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

How the Funds strive to manage it: Each Fund is subject to various interest rate risks depending upon its investment objectives and policies. We cannot eliminate this risk, but we do try to address it by monitoring economic conditions.

15

How we manage the Funds

Derivatives risk

The possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in a portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification or to earn additional income. We will not use derivatives for reasons inconsistent with each Fund’s respective investment objectives.

Credit risk

The risk that there is the possibility that a bond’s issuer will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high-yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation will be uncertain. A Fund also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

How the Funds strive to manage it: We employ a careful, credit-oriented bond selection approach. We also hold a diversified selection of high-yield bonds that is designed to manage this risk.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in a Fund’s net asset value (NAV).

16

Recession risk

Although the market for high-yield bonds existed through periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to finance highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially. Some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, adversely affect the value of outstanding bonds and adversely affect the ability of high-yield issuers to repay principal and interest.

How the Funds strive to manage it: It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in each Fund’s NAV. In the past, uncertainty and volatility in the high-yield market have resulted in volatility in a Fund’s NAV.

In striving to manage this risk, we allocate assets across a wide range of industry sectors. We may emphasize industries that have been less susceptible to economic cycles in the past, particularly if we believe that the economy may be entering into a period of slower growth.

Foreign risk

The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

How the Funds strive to manage it: We carefully evaluate the reward and risk associated with each foreign security that we consider.

We may invest up to 25% of each Fund’s total assets in securities of foreign issuers.

Loans and other direct indebtedness risk

The risk that a fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To

17

How we manage the Funds

the extent that a fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a fund may be required to rely upon another lending institution to collect and pass onto the fund amounts payable with respect to the loan and to enforce the fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the fund.

How the Funds strive to manage it: These risks may not be completely eliminated, but we will attempt to reduce these risks through portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets. Should we determine that any of these securities are illiquid, these would be subject to each Fund’s restrictions on illiquid securities.

Liquidity risk

The possibility that securities cannot be readily sold within seven days at approximately the price that a fund values them.

There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it temporarily stop buying bonds for regulatory, financial or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high-yield securities.

How the Funds strive to manage it: A less liquid secondary market may have an adverse effect on a Fund’s ability to dispose of particular issues, when necessary, to meet a Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, we evaluate the size of a bond issuance as a way to anticipate its likely liquidity level.

Each Fund may invest only 15% of net assets in illiquid securities.

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Valuation risk

A less liquid secondary market as described above can make it more difficult to obtain precise valuations of the high-yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high-yield securities.

How the Funds strive to manage it: Each Fund’s privately-placed high-yield securities are particularly susceptible to liquidity and valuation risks. We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the portfolio that can be allocated to privately-placed high-yield securities.

Redemption risk

If investors redeem more shares of a fund than are purchased for an extended period of time, a fund may be required to sell securities without regard to the investment merits of such actions. This could decrease a fund’s asset base, potentially resulting in a higher expense ratio.

How the Funds strive to manage it: Volatility in the high-yield market could increase redemption risk. We strive to maintain a cash balance sufficient to meet any redemptions. We may also borrow money, if necessary, to meet redemptions.

Legislative and regulatory risks

The U.S. Congress has from time to time taken or considered legislative actions that could adversely affect the high-yield bond market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. Similar actions in the future could reduce liquidity for high-yield issues, reduce the number of new high-yield securities being issued and could make it more difficult for a fund to attain its investment objective.

How the Funds strive to manage them: We monitor the status of regulatory and legislative proposals to evaluate any possible effects they might have on each Fund’s portfolio.

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How we manage the Funds

Portfolio turnover rates

Reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the Fund. The higher the amount of portfolio activity, the higher the brokerage costs and other transaction costs of the Fund are likely to be. The amount of portfolio activity will also affect the amount of taxes payable by the Fund’s shareholders that are subject to federal income tax, as well as the character (ordinary income vs. capital gains) of such tax obligations.

How the Funds strive to manage them: Each Fund will normally experience an annual portfolio turnover rate exceeding 100%.

Disclosure of portfolio holdings information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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Who manages the Funds

Investment manager

The Funds are managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs and provides daily administrative services. For its services to each Fund, the Manager was paid an aggregate fee, net of waivers, for the last fiscal year as follows:

Investment management fees

		Delaware High-Yield
	Delaware Delchester	Opportunities
	Fund	Fund
As a percentage of average daily net assets	0.57%	0.51%

A discussion of the basis for the Board’s approval of the investment advisory contract of each Fund is available in the Funds’ annual	report to shareholders for the period ended July 31, 2007.

Portfolio managers

Thomas H. Chow and Kevin P. Loome have primary responsibility for making day-to-day investment decisions for the Funds. When making decisions for the Funds, Messrs. Chow and Loome regularly consult with Chuck M. Devereux.

Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Chow is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. His experience includes exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Mr. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow, Life Management Institute.

Kevin P. Loome, CFA, Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Mr. Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Mr. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

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Who manages the Funds

Chuck M. Devereux, Senior Vice President, Director of Credit Research
Mr. Devereux is the head of the firm’s taxable credit research department, and he also serves on a team responsible for some of the firm’s fixed income products. Prior to April 2007, he was a senior vice president and co-head of the firm’s private placement group, which has responsibility for managing a portfolio of approximately $8 billion of privately placed securities. Prior to joining Delaware Investments in 2001, Mr. Devereux was employed by Valuemetrics/ VM Equity Partners, a financial advisory and investment banking firm, where he participated in financial advisory and capital-raising efforts for privately held, middle-market companies. These efforts included placements of traditional corporate debt and equity as well as mezzanine and venture-capital financings. Prior to Valuemetrics/VM Equity Partners, Mr. Devereux was a trust officer in the privately held asset division of the Northern Trust Corporation for three years. Mr. Devereux earned an MBA with a concentration in finance from DePaul University, a bachelor’s degree in economics from St. Joseph’s College, and he is a CFA Level II candidate.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

22

Who manages the Funds

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds’ Board, for overseeing the Funds’ sub-advisors and recommending to the Board the hiring, termination, or replacement of sub-advisors. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds’ portfolio.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

Board of Trustees: A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Funds rely on certain exemptive rules adopted by the SEC that require their Board to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

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Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler: Pursuant to a contractual arrangement with a fund’s distributor, a financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Funds’ Manager or its affiliates and of securities dealer firms with a selling agreement with the Delaware Distributors, L.P. (Distributor);

  institutional advisory accounts, including mutual funds managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, or its affiliates, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment managers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the investment manager for investment purposes. Use of the Institutional Class shares is restricted to investment managers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code (Code) for which the Funds’ Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; or

  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc. and their affiliates may pay additional compensation (at their own expense and not as an expense of the Funds’) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Funds with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or

26

distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your

Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Funds’ shares.

For more information, please see the Funds’ SAI.

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class B, Class C or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

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About your account

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of each Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of each Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, events affecting the value of the fund’s portfolio securities may occur on days when the fund does not value its shares and when shareholders will not be able to purchase or redeem fund shares. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed-income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deems appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader market indices. The price of securities used by the Funds to calculate their respective NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds

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may frequently value many foreign securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Funds’ Board has delegated responsibility for valuing the Funds’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send one copy of the Fund’s prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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About your account

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, the Funds would be unable to invest effectively in accordance with their respective investment objective and policies or would otherwise potentially be adversely affected.

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Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds’ Board has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds also reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While we will take actions designed to detect and prevent market

31

About your account

timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Funds’ market timing policy does not require the Funds to take action in response to frequent trading activity. If the Funds elect not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds, asset-backed securities or municipal bonds.

Transaction monitoring procedures
Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity.

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Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds’ policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

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About your account

Dividends, distributions and taxes

Dividends and Distributions
Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As such, each Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund may also distribute net capital gains, if any, twice a year. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements
 Every January, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information. In this case, use the information on your corrected Form 1099-DIV for tax returns.

Avoid “Buying A Dividend”
 If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations
In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Either none or only a nominal portion of the dividends paid by a Fund will be qualified dividend income because the Funds invest primarily in debt instruments.

Sale or Redemption of Fund Shares
A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup Withholding
By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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Other
Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Funds to non-U.S. investors will terminate and no longer be available for dividends paid by the Funds with respect to their taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent.

This discussion of “Dividends, distributions and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 plans, A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Funds may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Funds may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

Delaware Delchester Fund

Institutional Class
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return [2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the year ended July 31, 2003.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

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The financial highlights tables are intended to help you understand each Fund’s financial performance. All “per share” information reflects financial results for a single Fund share.
	Year ended
				7/31
2007	2006	2005	2004	2003
$3.270	$3.320	$3.180	$3.000	$2.590

0.268	0.267	0.252	0.267	0.311
0.025	(0.054)	0.155	0.186	0.389
0.293	0.213	0.407	0.453	0.700

(0.273)	(0.263)	(0.267)	(0.273)	(0.290)
(0.273)	(0.263)	(0.267)	(0.273)	(0.290)

$3.290	$3.270	$3.320	$3.180	$3.000

9.00%	6.72%	13.16%	15.17%	29.46%

$22,001	$16,145	$17,382	$19,027	$17,296
0.89%	0.91%	0.97%	1.06%	1.19%

0.97%	1.01%	0.99%	1.06%	1.19%
7.90%	8.13%	7.64%	8.48%	11.21%

7.82%	8.03%	7.62%	8.48%	11.21%
154%	138%	254%	674%	788%

This information has been audited by Ernst & Young LLP, whose reports, along with each Fund’s financial statements, are included in the Funds’ annual reports, which are available upon request by calling 800 362-7500.

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Financial highlights

Delaware High-Yield Opportunities Fund

Institutional Class
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the year ended July 31, 2003.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the Manager. Performance would have been lower had the expense limitation not been in effect.

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				Year ended
				7/31
2007	2006	2005	2004	2003
$4.260	$4.360	$4.210	$3.970	$3.420

0.335	0.332	0.306	0.347	0.388
0.012	(0.090)	0.184	0.244	0.532
0.347	0.242	0.490	0.591	0.920

(0.347)	(0.342)	(0.340)	(0.351)	(0.370)
(0.347)	(0.342)	(0.340)	(0.351)	(0.370)

$4.260	$4.260	$4.360	$4.210	$3.970

8.15%	5.80%	11.96%	15.33%	28.40%

$26,557	$13,837	$7,931	$1,066	$3,316
0.83%	0.83%	0.86%	0.83%	0.83%

0.97%	0.99%	0.98%	1.08%	1.26%
7.54%	7.72%	6.98%	8.35%	10.66%

7.40%	7.56%	6.86%	8.10%	10.23%
149%	151%	229%	644%	832%

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Financial highlights

How to read the financial highlights

Net investment loss
Net investment loss includes dividend and interest income earned from a fund’s investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from Net investment income.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Glossary

How to use this glossary

This glossary includes definitions of investment terms which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed-income securities.”

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also “Nationally recognized statistical rating organization.”

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

41

Glossary

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See “Bond.”

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund’s portfolio of securities.

Duration
A measurement of a fixed-income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund’s portfolio of securities and distributing its shares. They are paid from the fund’s assets before any earnings are distributed to shareholders.

FINRA
The Financial Industry Regulatory Authority is the largest non-governmental regulator for all securities firms doing business in the United States.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bond.”

Government securities
Securities issued by the U.S. government or its agencies. They include Treasuries, as well as agency-backed securities such as Fannie Mae.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

42

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s (S&P), and Fitch, Inc. (Fitch).

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount of money you invest (also called capital). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (U.S. Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as “Part B” of a fund’s prospectus that provides more detailed information about the fund’s organization, investments, policies and risks.

43

Glossary

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high volatility” investments.

44

Additional information

Delaware Delchester Fund
Delaware High-Yield Opportunities Fund

Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the period covered by the report. You can find more information about the Funds in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call toll-free 800 362-7500. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

45

Contact Information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Client Services Representative: 800 510-4015

  Delaphone Service: 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

Delaware Investments Fund symbols
	CUSIP	Nasdaq
Delaware Delchester Fund (Institutional Class)	245908306	DETIX

Delaware High-Yield Opportunities Fund (Institutional Class)	245908843	DHOIX

Investment Company Act file number: 811-02071

PR-044 [7/07] CGI 11/07	MF-06-10-354 PO 12392

STATEMENT OF ADDITIONAL INFORMATION
November 28, 2007

DELAWARE GROUP INCOME FUNDS
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund

2005 Market Street, Philadelphia, PA 19103-7094

For Prospectus, Performance and Information on Existing Accounts of
Class A Shares, Class B Shares, Class C Shares and Class R Shares: 800 523-1918

For more information about Institutional Classes or for Dealer Services (Broker/dealers only):
800 362-7500

      This Statement of Additional Information (“Part B”) describes shares of Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund (each individually, a “Fund”, and collectively, the “Funds”), which are series of Delaware Group Income Funds (the “Trust”). Each Fund offers Class A, B, C and Class R Shares (each individually, a “Class” and collectively, the “Fund Classes”). Each Fund also offers an institutional class (collectively, the “Institutional Classes”). All references to “shares” in this Part B refer to all classes of shares of the Funds, except where noted. The Funds’ investment manager is Delaware Management Company, a series of Delaware Management Business Trust (the “Manager”).

      This Part B supplements the information contained in the current prospectuses for the Funds (the “Prospectuses), each dated November 28, 2007, as they may be amended from time to time. This Part B should be read in conjunction with the applicable Prospectuses. This Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at the above address or by calling the above phone numbers. Each Fund’s financial statements, the notes relating thereto, the financial highlights, and the report of independent registered public accounting firm are incorporated by reference from each Fund’s annual report (“Annual Report”) into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

	Page		Page
Organization and Classification	2	Purchasing Shares	35
Investment Objectives, Restrictions and Policies	2	Investment Plans	47
Investment Strategies and Risks	4	Determining Offering Price and Net Asset Value	50
Disclosure of Portfolio Holdings Information	18	Redemption and Exchange	51
Management of the Trust	19	Distributions and Taxes	57
Investment Manager and Other Service Providers	26	Performance Information	66
Portfolio Managers	31	Financial Statements	67
Trading Practices and Brokerage	33	Principal Holders	67
Capital Structure	35	Appendix A – Description of Ratings	71

ORGANIZATION AND CLASSIFICATION

Organization
     The Trust was originally organized as a Delaware corporation in 1970 and was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a Delaware statutory trust on September 29, 1999.

Classification
     The Trust is an open-end management investment company. Each Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

Investment Objectives
      Each Fund’s investment objective is described in the Prospectuses. Each Fund’s investment objective is non-fundamental, and may be changed without shareholder approval. However, the Trust’s Board of Trustees (“Board”) must approve any changes to non-fundamental investment objectives and a Fund will notify shareholders at least 60 days prior to a material change in the Fund’s investment objective.

Fundamental Investment Restrictions
     Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

     Each Fund may not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the “1933 Act”).

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
      In addition to the fundamental policies and investment restrictions described above, the Funds will be subject to the following investment restriction, which is considered non-fundamental and may be changed by the Board without shareholder approval: Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment:

      Except for the Fund’s policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

     In applying a Fund’s policy on concentration, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Portfolio Turnover
     Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

     The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

     The Funds may be expected to engage in active and frequent trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%. The Funds have, in the past, experienced portfolio turnover rates that were significantly in excess of 100%.

      For the fiscal years ended July 31, 2007 and 2006, the Funds’ portfolio turnover rates of the Funds for the past two fiscal years were as follows:

	2007	2006
Delaware Delchester Fund	154%	138%
Delaware High-Yield Opportunities Fund	149%	151%
Delaware Corporate Bond Fund	244%	173%
Delaware Extended Duration Bond Fund	276%	184%

INVESTMENT STRATEGIES AND RISKS

      The Prospectuses discuss the Funds’ investment objectives and the strategies followed to seek to achieve those objectives. The following discussion supplements the description of the Funds’ investment strategies and risks that are included in the Prospectuses. The Funds’ investment strategies are non-fundamental and may be changed without shareholder approval.

Borrowing From Banks
     Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of a Fund’s net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the SEC may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while a Fund has an outstanding borrowing.

Convertible Debt and Non-Traditional Equity Securities
     From time to time, a portion of each Fund’s assets may be invested in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation’s capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security’s underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. Convertible and debt securities acquired by the Fund may be rated below investment grade, or unrated. These lower rated convertible and debt securities are subject to credit risk considerations substantially similar to such considerations affecting high risk, high-yield bonds, commonly referred to as “junk bonds.” See High-Yield, High Risk Securities for a further discussion of these types of investments.

     Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock (“PERCS”), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer’s common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer’s common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Credit Default Swaps
     Each Fund may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objectives and strategies. A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium. In the most general sense, the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities. The benefit for the seller of protection is the premium income it receives. A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of the Fund’s portfolio holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). A Fund also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity, counterparty and credit risks. CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities. The aggregate notional amount (typically, the principal amount of the reference security or securities) of a Fund’s investments in the CDS contracts will be limited to 15% of the Fund’s total net assets. As the purchaser or seller of protection, a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where a Fund is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference security (or basket of securities), (2) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities), or (3) the negotiated monetary value of the obligation, the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the reference security (or basket of securities), the Fund will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation. To the extent that the Fund, as a seller of protection, may be required in the event of a credit default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its books and records cash or liquid securities sufficient to cover the obligation. If the CDS permits the Fund to offset its obligations against the obligations of the counterparty under the CDS, then the Fund will only designate on its books and records cash or liquid securities sufficient to cover the Fund’s net obligation to the counterparty, if any. All cash and liquid securities designated by the Fund to cover its obligations under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract, a Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring or agreed upon event (each of these events is a “Credit Event”). If a Credit Event occurs, a Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS contact, a Fund would have no delivery requirement or payment obligation to the purchaser of protection. As the seller of protection, a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the purchaser of protection in a CDS contract, the Fund would pay a premium to the seller of protection. In return, the Fund would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities). A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to a Fund if a Credit Event should occur. This risk is known as counterparty risk and is described in further detail below.

     If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities). If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually negotiated. The term of a CDS contract, assuming no Credit Event occurs, is typically between two and five years. CDS contracts may be unwound through negotiation with the counterparty. Additionally, a CDS contract may be assigned to a third party. In either case, the unwinding or assignment involves the payment or receipt of a separate payment by a Fund to terminate the CDS contract.

     Counterparty risk. A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund’s potential loss is the agreed upon periodic stream of payments from the purchaser of protection. If there is a default by a counterparty that is a seller of protection, a Fund’s potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event occurs. CDS contracts do not involve the delivery of collateral to support each party’s obligations; therefore, a Fund will only have contractual remedies against the counterparty pursuant to the CDS agreement. As with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Duration
     Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s term-to-maturity has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity.

     Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond’s yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Manager in the selection of fixed income securities. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the Manager will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Equity Securities
     Each Fund may invest in income-producing equity securities. In addition, Delaware Delchester Fund may invest a portion of its assets in non-income producing equity securities and Delaware High-Yield Opportunities Fund may make limited use of non-income producing equity securities.

     Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Foreign and Emerging Markets Securities
     Each Fund may invest in foreign and emerging markets securities. Investors should recognize that investing in foreign issuers, including issuers located in emerging market countries, involves certain considerations which are not typically associated with investing in United States issuers.

     There are a number of risks involved in investing in foreign securities. For example, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses on profits.

     With respect to a Fund’s investment in foreign government securities, there is the risk that a foreign governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

     A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to shareholders.

     Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any “regulated futures contract” or “non-equity option” marked to market.

The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a “section 988 hedging transaction” (as defined in the Code and U.S. Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

     Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Funds invest. Although these restrictions may in the future make it undesirable to invest in emerging countries, a Fund’s manager does not believe that any current registration restrictions would affect its decision to invest in such countries.

High-Yield, High Risk Securities
     Investing in so-called “high-yield” or “high risk” securities entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade securities, and which should be considered by investors contemplating an investment in the Funds. Such securities are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the high-yield securities. The risks include the following:

     Youth and Volatility of the High-Yield Market. Although the market for high-yield securities has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield securities, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield securities, an increase in the number of high-yield bond defaults and corresponding volatility in a Fund’s net asset value.

     Liquidity and Valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying such securities for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on a Fund’s ability to dispose of particular issues, when necessary, to meet a Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for a Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

     Legislative and Regulatory Action and Proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues and could reduce the number of new high-yield securities being issued.

     Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may invest up to 20% of their respective net assets in securities rated BB by Standard & Poor’s (“S&P”) or Ba by Moody’s Investors Service, Inc.’s (“Moody’s”).

Interest Rate and Index Swaps
     Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may invest in interest rate and index swaps to the extent consistent with their respective investment objectives and strategies. A Fund will only invest in swaps in which all the reference rates are related to or derived from instruments or markets in which the Fund is otherwise eligible to invest, and subject to the investment limitations on the instruments to which the purchased reference rate relates.

     Swaps are agreements to exchange payment streams over a period of time with another party, called a counterparty. Each payment stream is based on a specified rate, which could be a fixed or variable interest rate, the rate of return on an index, or some other reference rate. The payment streams are calculated with reference to a hypothetical principal amount, called the notional principal or the notional amount. For example, in an interest rate swap one party may agree to pay a fixed interest rate to a counterparty and to receive in return variable interest rate payments from the counterparty. The amount that each party pays is calculated by multiplying the fixed and variable rates, respectively, by the notional amount. The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction; it is used only to calculate the value of the payment streams.

     When two counterparties each wish to swap interest rate payments, they typically each enter into a separate interest rate swap contract with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly. The broker/dealer intermediary enters into numerous transactions of this sort, and attempts to mange its portfolio of swaps so as to match and offset its payment receipts and obligations.

      The typical minimum notional amount is $5 million. Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate ("LIBOR"). The typical maximum term of an interest rate swap agreement ranges from one to 12 years. Index swaps tend to be shorter term, often for one year.

     The Funds may also engage in index swaps, also called total return swaps. In an index swap, a Fund may enter into a contract with a counterparty in which the counterparty will make payments to the Fund based on the positive returns of an index, such as a corporate bond index, in return for the Fund paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Fund is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal. As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction. The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed-income securities that are included in the index.

     Swap transactions provide several benefits to the Funds. Interest rate swaps may be used as a duration management tool. Duration is a measure of a bond’s interest-rate sensitivity, expressed in terms of years because it is related to the length of time remaining on the life of a bond. In general, the longer a bond’s duration, the more sensitive the bond’s price will be to changes in interest rates. The average duration of a Fund is the weighted average of the durations of the Fund’s fixed-income securities.

     If a Fund wished to shorten the duration of certain of its assets, longer term assets could be sold and shorter term assets acquired, but these transactions have potential tax and return differential consequences. By using an interest rate swap, the Fund could agree to make semi-annual fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months. The duration of the floating rate payments received by the Fund will now be six months. In effect, the Fund has reduced the duration of the notional amount invested from a longer term to six months over the life of the swap agreement.

     The Funds may also use swaps to gain exposure to specific markets. For example, suppose bond dealers have particularly low inventories of corporate bonds, making it difficult for a fixed-income fund to increase its exposure to the corporate bond segment of the market. It is generally not possible to purchase exchange-traded options on a corporate bond index. A Fund could replicate exposure to the corporate bond market, however, by engaging in an index swap in which the Fund gains exposure to a corporate bond index in return for paying a LIBOR-based floating interest rate.

     Other uses of swaps could help permit the Funds to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

     Counterparty risk. The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often referred to as counterparty risk. If there is a default by a counterparty in a swap transaction, the Fund’s potential loss is the net amount of payments the Fund is contractually entitled to receive for one payment period (if any – the Fund could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction. A Fund will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing them -- the counterparty may be judgment proof due to insolvency, for example. The Funds thus assume the risk that they will be delayed or prevented from obtaining payments owed to them. The standard industry swap agreements do, however, permit a Fund to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the Fund.

     In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter into swap transactions as a dealer. The Funds will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

     In addition to counterparty risk, the use of swaps also involves risks similar to those associated with ordinary portfolio security transactions. If the portfolio manager is incorrect in his or her forecast of market values or interest rates, the investment performance of a Fund which has entered into a swap transaction could be less favorable than it would have been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

     In order to ensure that a Fund will only engage in swap transactions to the extent consistent with its investment objectives and strategies, a Fund will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities, instruments or markets that are otherwise eligible investments for the Fund. Similarly, the extent to which a Fund may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

     The Funds will, consistent with industry practice, segregate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the net amount of the excess, if any, of the Fund’s payment obligations over its entitled payments with respect to each swap contract. To the extent that a Fund is obligated by a swap to pay a fixed or variable interest rate, the Fund may segregate securities that are expected to generate income sufficient to meet the Fund’s net payment obligations.

      There is not a well developed secondary market for interest rate or index swaps. Most interest rate swaps are nonetheless relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price. Many index swaps, on the other hand, are considered to be illiquid because the counterparty/dealer will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). A Fund may therefore treat all swaps as subject to their limitation on illiquid investments. For purposes of calculating these percentage limitations, a Fund will refer to the notional amount of the swap. For example, if a Fund holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make increased payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

     Swaps will be priced using fair value pricing. The income provided by a swap should be qualifying income for purposes of Subchapter M of the Internal Revenue Code. Swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M.

Investment Companies
     Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, each Fund may not operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.”

Loans and Other Direct Indebtedness
     Each Fund may purchase loans and other direct indebtedness. In purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental, or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal, and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which a Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which the Fund would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary.

      Each Fund may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

      Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments. A Fund’s ability to receive payment of principal, interest, and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Fund will purchase, the Manager will rely upon its own (and not the original lending institution’s) credit analysis of the borrower. As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases, a Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an “issuer” of the loan for purposes of compliance with applicable law pertaining to the diversification of the Fund’s portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Options, Futures and Options on Futures
     Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes.

     Purchasing Call Options. Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may purchase call options to the extent that premiums paid by the Funds do not aggregate more than 2% of the Funds’ total assets. When the Funds purchase a call option, in return for a premium paid by the Funds to the writer of the option, the Funds obtain the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Funds will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds.

     Purchasing Put Options. Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may invest up to 2% of its total assets in the purchase of put options. The Funds will, at all times during which they hold a put option, own the security covered by such option.

     A put option purchased by Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund gives the Funds the right to sell one of their securities for an agreed price up to an agreed date. The Funds intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund to protect unrealized gain in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund will lose the value of the premium paid. The Funds may sell a put option which they have previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may sell a put option purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which the Funds, when they are the holder of an outstanding option, liquidate their position by selling an option of the same series as the option previously purchased.

      Futures and Options on Futures. Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may enter into contract for the purchase or sale for future delivery of securities or foreign currencies. When the Funds engage in futures transactions, to the extent required by the SEC, they will maintain with their custodian bank, assets in a segregated account to cover their obligations with respect to such contracts, which assets will consist of cash, cash equivalents, or high quality debt securities from their portfolios, in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Funds with respect to such futures contracts.

     The Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Funds might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Funds. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Funds would increase at approximately the same rate, thereby keeping the net asset value of the Funds from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Funds could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Funds could then buy debt securities on the cash market.

     With respect to options on futures contracts, when Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the U.S. government securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Funds will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Funds will retain the full amount of the option premium which provides a partial hedge against any increase in the price of U.S. government securities which the Funds intend to purchase.

     To the extent that interest rates move in an unexpected direction, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Funds hedged against the possibility of an increase in interest rates which would adversely affect the price of U.S. government securities held in their portfolios and interest rates decrease instead, the Funds will lose part or all of the benefit of the increased value of their U.S. government securities which they have because they will have offsetting losses in their futures position. In addition, in such situations, if the Funds had insufficient cash, they may be required to sell U.S. government securities from their portfolios to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Funds may be required to sell securities at a time when they may be disadvantageous to do so.

     Further, with respect to options on futures contracts, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

      It should be noted that the Trust on behalf of the Funds has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund’s operation. Accordingly, the Funds are not subject to registration or regulation as CPOs.

     Although not fundamental policy, the Funds currently intend to limit their investments in futures contracts and options thereon to the extent that not more than 5% of each Funds’ assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of each Fund’s assets.

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: (1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund involved from the borrower; (2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; (3) the Fund must be able to terminate any loan after notice, at any time; (4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; (5) the Fund may pay reasonable custodian fees in connection with the loan; (6) the voting rights on the lent securities may pass to the borrower; however, if the Trustees of the Trust know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Trustees to vote the proxy.

     The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Repurchase Agreements
     The Funds are permitted to invest in repurchase agreements, but they normally so only to invest cash balances. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser’s holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager determines present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of 102% of the repurchase price, including the portion representing the Fund’s yield under such agreements, which is monitored on a daily basis.

     The funds in the Delaware Investments® family (each a Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”) have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Restricted/Illiquid Securities
     The Funds may purchase privately-placed debt and other securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return than comparable registered securities but involve some additional risk since they can be resold only in privately-negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which could result in the Funds obtaining a less favorable price on a resale. Each Fund will not purchase illiquid assets if more than 15% of its respective net assets would then consist of such illiquid securities.

     Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

     Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds.

     While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund’s limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund’s holdings of illiquid securities exceed the Fund’s limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Short-Term Investments
     The short-term investments in which the Funds may invest include, but are not limited to:

     (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Funds, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of a Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

     (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody’s) or, if not so rated, of comparable quality as determined by the Manager;

     (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody’s) or, if not so rated, of comparable quality as determined by the Manager;

     (4) U.S. government securities (see U.S. Government Securities); and

     (5) Repurchase agreements collateralized by securities listed above.

Unseasoned Companies
     Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

U.S. Government Securities
     U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association (“GNMA”), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association (“FNMA”), are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, the Tennessee Valley Authority and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

      An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the FNMA.

     The maturities of such securities usually range from three months to 30 years. While such securities are guaranteed as to principal and interest by the U.S. government or its instrumentalities, their market values may fluctuate and are not guaranteed, which may, along with the other securities in a Fund’s portfolio, cause a Class’ daily net asset value to fluctuate.

When-Issued and Delayed Delivery Securities
     Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon and Pay-In-Kind Bonds
     The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, deferred interest and pay-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon, deferred interest and pay-in-kind bonds involve additional special considerations.

     Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

     Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when the Fund receive no cash interest payments on its zero coupon securities or deferred interest or pay-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. The Fund is not limited in the amount of its assets that may be invested in these types of securities.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

      Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. We post a list of each Fund’s portfolio holdings monthly, with a 30-day lag, on the Funds’ Web site, www.delawareinvestments.com. In addition, on a 10-day lag, we also make available on the Web-site a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the Web site by calling 800 523-1918.

     Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

      Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive non-public portfolio holdings information on an ongoing basis are: the Manager’s affiliates, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel, the Funds’ financial printer, and the Funds’ proxy voting service (Institutional Shareholder Services). These entities are obligated to keep such information confidential.

      Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager, nor any affiliate receive any compensation or consideration with respect to these agreements.

     To protect the shareholders’ interest and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

      The Board will be notified of any substantial change to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer which, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Officers and Trustees
      The business and affairs of the Trust are managed under the direction of its Board. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds. As of November 20, 2007, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund. The Trust’s Trustees and principal officers are noted below along with their birth dates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

				Number of	Other
				Portfolios in	Directorships
				Fund Complex	Held by
				Overseen by	Trustee
Name, Address and	Position(s) Held	Length of	Principal Occupation(s)	Trustee or	or
Birthdate	with the Funds	Time Served	During Past 5 Years	Officer	Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and	Patrick P. Coyne has served	84	Director —
2005 Market Street	President, Chief	Trustee since	in various executive		Kaydon
Philadelphia, PA 19103	Executive	August 16, 2006	capacities at different times		Corporation
	Officer, and		at Delaware Investments.[2]
April 14, 1963	Trustee	President and
Chief Executive
Officer since
August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	84	Director —
2005 Market Street		March 2005	(March 2004 – Present)		Bryn Mawr
Philadelphia, PA 19103					Bank Corp.
			Investment Manager—		(BMTC)
October 4, 1947			Morgan Stanley & Co.		(April 2007 –
			(January 1984 – March		Present)
2004)

John A. Fry	Trustee	Since	President—	84	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community
Philadelphia, PA 19103			(June 2002 – Present)		Health
Systems

May 28, 1960			Executive Vice President—		Director —
			University of Pennsylvania		Allied Barton
			(April 1995 – June 2002)		Security
Holdings

Anthony D. Knerr	Trustee	Since	Founder and Managing	84	None
2005 Market Street		April 1990	Director —
Philadelphia, PA 19103			Anthony Knerr & Associates
(Strategic Consulting)
December 7, 1938			(1990 – Present)

Lucinda S. Landreth	Trustee	Since	Chief Investment Officer—	84	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA 19103			(Insurance)
(2002 – 2004)
June 24, 1947

Ann R. Leven	Trustee	Since	Consultant —	84	Director
2005 Market Street		October 1989	ARL Associates		and Audit
Philadelphia, PA 19103			(Financial Planning)		Committee
			(1983 – Present)		Chairperson
November 1, 1940					—
Andy Warhol
Foundation

Director
and Audit
Committee
Chair —
Systemax Inc.

				Number of	Other
				Portfolios in	Directorships
				Fund Complex	Held by
				Overseen by	Trustee/
Name, Address and	Position(s) Held	Length of	Principal Occupation(s)	Trustee or	Director or
Birthdate	with the Trust	Time Served	During Past 5 Years	Officer	Officer
Thomas F. Madison	Trustee	Since	President and Chief	84	Director —
2005 Market Street		May 1997[3]	Executive Officer —		CenterPoint Energy
Philadelphia, PA 19103			MLM Partners, Inc.
			(Small Business Investing		Director and Audit
February 25, 1936			and Consulting)		Committee Chair —
			(January 1993 – Present)		Digital River, Inc.

Director and Audit
Committee Member
—
Rimage Corporation

Director —
Valmont
Industries, Inc.

Janet L. Yeomans	Trustee	Since	Treasurer	84	None
2005 Market Street		April 1999	(January 2006 – Present)
Philadelphia, PA 19103
Vice President —
July 31, 1948			Mergers & Acquisitions
(January 2003
– January 2006),
and Vice President
(July 1995 – January 2003)
3M Corporation

Ms. Yeomans has held
various management
positions at 3M Corporation
since 1983.

J. Richard Zecher	Trustee	Since	Founder —	84	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member
Philadelphia, PA 19103			(Risk Management)		—
			(May 1999 – Present)		Investor Analytics
July 3, 1940
			Founder —		Director and Audit
			Sutton Asset Management		Committee Member
			(Hedge Fund)		—
			(September 1996 – Present)		Oxigene, Inc.

				Number of	Other
				Portfolios in	Directorships
				Fund Complex	Held by
				Overseen by	Trustee/
Name, Address and	Position(s) Held	Length of	Principal Occupation(s)	Trustee or	Director or
Birthdate	with the Trust	Time Served	During Past 5 Years	Officer	Officer
Officers
David F. Connor	Vice President,	Vice President	David F. Connor has served	84	None[4]
2005 Market Street	Deputy General	since	as Vice President and
Philadelphia, PA 19103	Counsel, and	September	Deputy General Counsel at
	Secretary	2000 and	Delaware Investments since
December 2, 1963		Secretary since	2000.
October 2005

David P. O’Connor	Senior Vice	Senior Vice	David P. O’Connor has	84	None[4]
2005 Market Street	President,	President,	served in various executive
Philadelphia, PA 19103	General Counsel,	General	and legal capacities at
	and Chief Legal	Counsel, and	different times at Delaware
February 21, 1966	Officer	Chief Legal	Investments.
Officer since
October 2005

Richard Salus	Senior Vice	Chief Financial	Richard Salus has served in	84	None[4]
2005 Market Street	President	Officer since	various executive capacities
Philadelphia, PA 19103	and	November	at different times at
	Chief Financial	2006	Delaware Investments.
October 4, 1963	Officer

Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has	84	None[4]
2005 Market Street	and Treasurer	Since	served in various capacities
Philadelphia, PA 19103		October 25,	at different times at
		2007	Delaware Investments
October 26, 1972

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of Funds’ investment manager.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ investment manager, principal underwriter, and its transfer agent.
 [3] In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 to 1997.
 [4] Messrs. David F. Connor, David P. O’Connor, Richard Salus and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Trust.

     The following is additional information regarding investment professionals affiliated with the Trust.

Name, Address and	Position(s) Held with Delaware		Principal Occupation(s)
Birthdate	Group Income Funds	Length of Time Served	During Past 5 Years
Roger A. Early	Senior Vice President and Senior	Less than 1 year	Mr. Early joined Delaware
2005 Market Street	Portfolio Manager		Investments in 2007.
Philadelphia, PA 19103-7094
Senior Portfolio Manager,
February 5, 1954			Chartwell Investment
Partners (2003-2007)

Chief Investment Officer,
Turner Investments
(2002-2003)

Thomas H. Chow	Senior Vice President and Senior	6 Years	Mr. Chow has served
2005 Market Street	Portfolio Manager		in various
Philadelphia, PA 19103-7094			capacities at
different times
September 6, 1966			at Delaware Investments.

Chuck M. Deveruex	Senior Vice President/Senior Research	6 Years	Since 2001, Mr. Devereux
2005 Market Street	Analyst		has served in various
Philadelphia, PA			capacities at
different times at
October 30, 1969			Delaware Investments.

Kevin P. Loome, CFA	Senior Vice President, Senior Portfolio	Less than 1 year	Mr. Loome joined Delaware
2005 Market Street	Manager and Head of High Yield		Investments in 2007.
Philadelphia, PA 19103	Investments
Mr. Loome has served
October 19, 1967			in various
capacities at
different times
at T. Rowe Price.

      The following table shows each Trustee’s ownership of shares of the Trust and of all Delaware Investments® Funds as of December 31, 2006.

Aggregate Dollar Range of Equity Securities in
	Dollar Range of Equity	All Registered Investment Companies Overseen
Name	Securities in the Funds	by Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	None	Over $100,000
Independent Trustees
Thomas L. Bennett	None	None
John A. Fry[1]	None	Over $100,000
Anthony D. Knerr	None	$10,001 - $50,000
Lucinda S. Landreth	None	$50,001 - $100,000
Ann R. Leven	None	Over $100,000
Thomas F. Madison	None	$10,001 - $50,000
Janet L. Yeomans	None	Over $100,000
J. Richard Zecher	None	$10,001-$50,000

1 As of December 31, 2005, John A. Fry held assets in a 529 Plan account. Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Funds. Mr. Fry held no shares of the Funds outside of the Plan as of December 31, 2005.

      The following table sets forth the compensation received by each of the Trustees from the Trust and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee or Director for the fiscal year ended June 30, 2007. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Delaware Investments® Funds. The following table provides, in addition, information on the retirement benefits accrued on behalf of those Trustees eligible to receive such benefits under the Delaware Investments® Retirement Plan for Trustees/Directors (the “Retirement Plan”). The Retirement Plan was recently terminated as more fully described below.

			Total Compensation
			from the Investment
	Aggregate	Retirement Benefits	Companies in the
	Compensation from	Accrued as Part of	Delaware Investments ®
Trustee	the Trust	Fund Expenses [1]	Complex [2]
Thomas L. Bennett	$8,115	None	$174,204
John A. Fry	$8,046	$7,170	$172,767
Anthony D. Knerr	$7,162	$32,405	$153,767
Lucinda S. Landreth	$7,695	None	$165,267
Ann R. Leven	$10,031	$29,893	$215,267
Thomas F. Madison	$8,164	$29,086	$175,167
Janet L. Yeomans	$7,465	$13,906	$160,167
J. Richard Zecher	$7,582	None	$162,667

1	Figures reflect amounts already accrued under the Retirement Plan and additional amounts accrued to effect the termination of the Retirement Plan for the Delaware Investments® Funds that are series of the Trust as of November 30, 2006. The Manager has agreed to absorb a minimum of $500,000 through certain additional waivers and/or reimbursements for those Delaware Investments® Funds within the Fund Complex that are subject to expense limitations.

2	Effective December 1, 2006, each Independent Trustee/Director will receive an annual retainer fee of $84,000 for serving as a Trustee/Director for all 30 investment companies in the Delaware Investments® family, plus $5,000 per day for attending each Board Meeting held on behalf of all investment companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairpersons of the Audit, Investments, and Nominating and Corporate Governance Committees each receive an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $35,000. These amounts do not include payments related to the termination of the Retirement Plan.

      Until the Retirement Plan’s termination as described below, each Independent Trustee who, at the time of his or her retirement from the Board, having attained the age of 70 and served on the Board for at least five continuous years, was entitled to receive payments from each investment company in the Delaware Investments® family for which he or she had served as Trustee/Director. These payments were to be made for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person’s life. The amount of such payments would have been equal, on an annual basis, to the amount of the annual retainer paid to Trustees/Directors of each investment company at the time of such person’s retirement.

      The table below sets forth the estimated annual retirement benefit that would have been payable under the Retirement Plan at specified compensation levels and years of service. Trustees credited with years of service through December 31, 2006 are: Mr. Knerr (17 years), Ms. Leven (17 years), Mr. Madison (13 years), Ms. Yeomans (8 years), and Mr. Fry (6 years). During the fiscal year ended December 31, 2006, two former Trustees of the Trust were receiving yearly benefits under the Retirement Plan: Mr. Walter P. Babich ($70,000) and Mr. Charles E. Peck ($50,000).

	Years of Service
Amount of Annual
Retainer Paid in Last	0-4 Years	5 Years or More
Year of Service
$50,000[1]	$0	$50,000
$70,000[2]	$0	$70,000
$80,000[3]	$0	$80,000

[1]	Reflects final annual retainer for Charles E. Peck, a retired trustee.
[2]	Reflects final annual retainer for Walter P. Babich, a retired trustee.
[3]	Reflects annual retainer at the time of termination of the Retirement Plan for Anthony D. Knerr, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and John A. Fry.

      The Board of Trustees/Directors of the Delaware Investments® Funds voted to terminate the Delaware Investments® Retirement Plan for Trustees/Directors, effective November 30, 2006. As a result of the termination of the Retirement Plan, no further benefits will accrue to any current or future directors and a one-time payment of benefits earned under the Retirement Plan will be paid to eligible Trustees/Directors. The amount of the payment made on January 31, 2007 represents the benefits to which the current Trustee/Director is entitled under the terms of the Retirement Plan. The calculation of such amount is based on: (1) the annual retainer amount as of the date of termination ($80,000), (2) each Trustee/Director’s years of service as of the date of termination (listed above), and (3) the actuarially determined life expectancy of each Trustee/Director. The payments thus calculated are discounted to present value.

      The net present value of the benefits accrued under the plan to which each such Independent Trustee/Director is entitled was calculated by a licensed/certified actuary and then reviewed and approved by the Delaware Investments® Funds’ Independent Directors who had no benefits vested under the Plan. The amounts being paid in 2007 are as follows: Anthony D. Knerr ($702,373), Ann R. Leven ($648,635), Thomas F. Madison ($696,407), Janet L. Yeomans ($300,978), and John A. Fry ($155,030).

      The Board has the following committees:

      Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Trust’s Audit Committee consists of the following four Independent Trustees: Thomas F. Madison, Chairman; Janet L. Yeomans, Thomas L. Bennett, and J. Richard Zecher. The Audit Committee held seven meetings during the Trust's last fiscal year.

      Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies, and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The Nominating Committee will consider shareholder recommendations for nomination to the Board only in the event there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations will be kept on file for consideration when there is a vacancy on the Board. The Committee consists of the following four Independent Trustees: John A. Fry, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Ann Leven (ex-officio). The Nominating Committee held seven meetings during the Trust's last fiscal year.

      Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The Committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

     Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Funds by the Manager as well as any sub-advisers; (ii) review all proposed advisory and sub-advisory agreements for new Funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Directors/Trustees take regarding the approval of all such proposed arrangements; and (iii) review from time to time reports supplied by the Manager regarding investment performance and expenses and suggest changes to such reports. The Investments Committee consists of the following four Independent Trustees: Thomas L. Bennett, Chairman; Lucinda S. Landreth; Janet L. Yeomans; and J. Richard Zecher. The Investments Committee was established on October 25, 2006. The Investments Committee held four meetings during the Trust’s last fiscal year.

Code of Ethics
      The Trust, the Manager, the Distributor, and Lincoln Financial Distributors, Inc. (the Funds’ financial intermediary wholesaler) have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting
      The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”),which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Funds and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for a Fund, ISS will create a record of the vote. Information, if any, regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (i) through the Funds’ Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

     The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

     As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from a company’s operations and products.

     Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
      The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers and employees who are affiliated with both the Manager and the Trust.

     As of September 30, 2007, the Manager and its affiliates within Delaware Investments® were managing in the aggregate in excess of $167 billion in assets in various institutional or separately managed, investment company and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMH”). DMH is a subsidiary, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”). Lincoln, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments® is the marketing name for DMH and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

     The Investment Management Agreement for the Funds is dated September 29, 1999 and was approved by the initial shareholder on that date. The Investment Management Agreement had an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60-days’ notice by the Trustees of the Trust or by the Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

     As compensation for the services rendered under the Investment Management Agreement, the Funds pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Management Fee Schedule
(as a percentage of average daily net assets)
Fund Name	Annual Rate

Delaware Corporate Bond Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on next $1,500 million
0.425% on assets in excess of $2,500 million
Delaware Delchester Fund	0.65% on first $500 million
0.60% on next $500 million
0.55% on next $1,500 million
0.50% on assets in excess of $2,500 million
Delaware Extended Duration Bond Fund	0.55% on first $500 million
0.50% on next $500 million
0.45% on next $1,500 million
0.425% on assets in excess of $2,500 million
Delaware High-Yield Opportunities Fund	0.65% on first $500 million
0.60% on next $500 million
0.55% on next $1,500 million
0.50% on assets in excess of $2,500 million

     During the past three fiscal years, the Funds paid the following investment management fees:

Fund	July 31, 2007	July 31, 2006	July 31, 2005

Delaware Corporate Bond Fund	$2,905,138 earned	$2,238,307 earned	$1,497,637 earned
	$1,805,694 paid	$1,387,249 paid	$878,664 paid
	$1,099,444 waived	$851,058 waived	$618,973 waived
Delaware Delchester Fund	$2,002,630 earned	$1,944,259 earned	$2,323,760 earned
	$1,747,465 paid	$1,640,466 paid	$2,251,187 paid
	$255,165 waived	$303,793 waived	$72,573 waived
Delaware Extended Duration Bond Fund	$1,313,201 earned	$873,794 earned	$510,954 earned
	$658,434 paid	$283,617 paid	$123,430 paid
	$654,767 waived	$590,177 waived	$387,524 waived
Delaware High-Yield Opportunities Fund	$1,048,730 earned	$763,089 earned	$649,746 earned
	$825,505 paid	$572,621 paid	$520,896 paid
	$223,225 waived	$190,468 waived	$128,850 waived

     Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Funds are responsible for all of their own expenses. Among others, such expenses include the Funds’ proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
      The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Trust’s shares under a Distribution Agreement dated May 15, 2003. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

     During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of its respective Class A Shares, after re-allowances to dealers, as follows:

Delaware Corporate Bond Fund Class A Shares

	Total Amount	Amounts	Net
	of Underwriting	Re-allowed	Commission
Fiscal Year Ended	Commissions	to Dealers	to DDLP
7/31/07	$438,476	$382,826	$55,650
7/31/06	$456,260	$400,441	$55,819
7/31/05	$340,885	$298,181	$42,704

Delaware Delchester Fund Class A Shares

	Total Amount	Amounts	Net
	of Underwriting	Re-allowed	Commission
Fiscal Year Ended	Commissions	to Dealers	to DDLP
7/31/07	$200,803	$176,659	$24,144
7/31/06	$127,281	$110,054	$17,227
7/31/05	$202,996	$177,155	$25,841

Delaware Extended Duration Bond Fund Class A Shares

	Total Amount	Amounts	Net
	of Underwriting	Re-allowed	Commission
Fiscal Year Ended	Commissions	to Dealers	to DDLP
7/31/07	$300,578	$259,135	$41,443
7/31/06	$231,674	$200,868	$30,806
7/31/05	$237,348	$205,058	$32,290

Delaware High-Yield Opportunities Class A Shares

	Total Amount	Amounts	Net
	of Underwriting	Re-allowed	Commission
Fiscal Year Ended	Commissions	to Dealers	to DDLP
7/31/07	$477,055	$416,687	$60,368
7/31/06	$213,962	$182,974	$30,988
7/31/05	$324,806	$280,762	$44,044

     During the Funds’ last three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charge (“Limited CDSC”) payments with respect to Class A Shares of the Funds as follows:

			Delaware
	Delaware	Delaware High-Yield	Corporate	Delaware Extended
	Delchester	Opportunities Fund	Bond Fund	Duration Bond Fund
Fiscal Year Ended	Class A Shares	Class A Shares	Class A Shares	Class A Shares

7/31/07	$94	$669	$448	$1,442
7/31/06	$0	$0	$0	$0
7/31/05	$0	$0	$0	$0

     During the Funds’ last three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge (“CDSC”) payments with respect to Class B Shares of the Funds as follows:

			Delaware
	Delaware	Delaware High-Yield	Corporate	Delaware Extended
Fiscal Year	Delchester	Opportunities Fund	Bond Fund	Duration Bond Fund
Ended	Class B Shares	Class B Shares	Class B Shares	Class B Shares

7/31/07	$22,533	$22,684	$31,243	$13,684
7/31/06	$43,620	$47,841	$49,557	$15,142
7/31/05	$132,376	$41,720	$49,515	$18,410

     During the Funds’ last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class C Shares of each Fund as follows:

			Delaware
	Delaware	Delaware High-Yield	Corporate	Delaware Extended
Fiscal Year	Delchester	Opportunities Fund	Bond Fund	Duration Bond Fund
Ended	Class C Shares	Class C Shares	Class C Shares	Class C Shares

7/31/07	$975	$2,705	$5,850	$6,514
7/31/06	$3,262	$7,052	$14,760	$8,900
7/31/05	$1,921	$11,578	$5,682	$2,075

     Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of the Manager, serves as the Funds’ financial intermediary wholesaler pursuant to a Third Amended and Restated Financial Intermediary Distribution Agreement the “Financial Intermediary Agreement” with the Distributor as of January 1, 2007. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors, and other financial intermediaries collectively, “Financial Intermediaries”. The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. The Distributor pays LFD for the actual expenses incurred by LFD in performing its duties under the Financial Intermediary Agreement as determined by the Distributor’s monthly review of information retrieved from Lincoln Financial Group’s applicable expense management system. Based on this review, the Distributor may request that LFD provide additional information describing its expenses in detail reasonably acceptable to the Distributor. The fees associated with LFD’s services to the Fund are borne exclusively by the Distributor and not by the Funds.

Transfer Agent
      Delaware Service Company, Inc., an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Funds’ shareholder servicing, dividend disbursing and transfer agent (the “Transfer Agent”) pursuant to a Shareholders Services Agreement dated April 19, 2001. The Transfer Agent is an indirect subsidiary of DMH and, therefore, of Lincoln. The Transfer Agent also acts as shareholder servicing, dividend disbursing and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $27.00 for each open and $10 for each closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These charges are assessed monthly on a pro rata basis and determined by using the number of shareholder and retirement accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

     Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

     DST Systems, Inc. provides sub-transfer agency services for the Funds. In connection with these services, DST administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants
      Effective October 1, 2007, Mellon Bank, N.A. (“Mellon”), One Mellon Center, Pittsburgh PA 15258, provides fund accounting and financial administration services to each Fund. Those services include performing functions related to calculating each Fund’s NAV and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Fund pays Mellon Bank, N.A. an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective October 1, 2007, DSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, each Fund pays DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to Mellon and DSC under the service agreements described above will be allocated among all Delaware Investments® Funds on a relative NAV basis. Prior to October 1, 2007, DSC provided fund accounting and financial administration services to the Delaware Investments® Funds at an annual rate of 0.04% of each such Fund’s average daily net assets.

Custodian
      Mellon also serves as the custodian of the Funds’ securities and cash. As custodian for each Fund, Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. Mellon also serves as the Funds’ custodian for their investments in foreign securities.

Legal Counsel
      Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed
      The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of July 31, 2007 (August 16, 2007 with respect to Mr. Loome).

				Total Assets
			No. of Accounts with	in Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	in Accounts Fee	Based Fees	Based Fee
Roger A. Early
Registered Investment
Companies	15	$7.5 billion	0	$0
Other Pooled
Investment Vehicles	1	$13.8 million	0	$0
Other Accounts	2	$735.2 million	0	$0
Thomas Chow
Registered Investment
Companies	20	$8.8 billion	0	$0
Other Pooled
Investment Vehicles	1	$13.8 million	0	$0
Other Accounts	3	$962.9 million	0	$0
Chuck M. Devereux
Registered Investment	4	$918.8 million	0	$0
Companies
Other pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	1	$50,000	0	$0
Kevin P. Loome[1]
Registered Investment	19	$9.5 billion	0	$0
Companies
Other pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	2	$959.9 million	0	$0

1 Mr. Loome became a portfolio manager for the Funds’ effective August 16, 2007.

Description of Material Conflicts of Interest
      Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for each such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while a Fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or a Fund. Additionally, the management of multiple funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager’s compensation consists of the following:

     Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus. Each portfolio manager (other than Messrs. Chow and Devereux) is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors. The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management fees and expenses, including fund waiver expenses, for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately 80% of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper peer group percentile ranking on a one-year and three-year basis. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking in consultant databases. There is no objective award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The managed separate accounts are compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by Delaware and takes into account subjective factors.

     Due to the transitioning of his responsibilities, Mr. Early’s bonus for the past year was guaranteed. It is anticipated that going forward an objective component will be added that is reflective of account performance relative to an appropriate peer group or database.

     With respect to Messrs Chow and Devereux, they are eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is first determined by mathematical equation based on all assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 50%-70% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper peer group percentile ranking on a one-year and three-year basis, equally weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases on a one-year and three-year basis, with three-year performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile over the three-year period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 30%-50% portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

     Deferred Compensation. Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive Plan/Equity Compensation Plan: Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or “non-qualified” stock options). In addition, certain managers may be awarded restricted stock units, or “performance shares”, in Lincoln. Delaware Investments U.S., Inc., is an indirect subsidiary of DMH and, therefore, of Lincoln.

     The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the Manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire 10 years after issuance. Options are awarded from time to time by the Manager in its full discretion. Option awards may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

     Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
      As of July 31, 2007 (as of August 16, 2007 with respect to Mr. Loome), the Funds’ portfolio managers owned the following amounts of Fund shares:

Dollar Range Of Fund
Portfolio Manager	Shares Owned[1]
Roger A. Early	None
Chuck M. Devereux	None
Thomas H. Chow	None
Kevin P Loome	None

     1 Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.

TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Funds pay reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades generally are made on a net basis where a Fund either buys or sells the securities directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged but there is a spread (the difference between the ask and bid price) which is the equivalent of a commission.

     During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Funds were as follows:

	07/31/07	07/31/06	07/31/05
Delaware Corporate Bond Fund	$32,185	$19,120	$10,469
Delaware Delchester Fund	$4,214	$6,180	$3,588
Delaware Extended Duration Bond Fund	$22,231	$16,679	$7,688
Delaware High-Yield Opportunities Fund	$1,082	$1,239	$538

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

     As provided in the Securities Exchange Act of 1934, as amended, and the Funds’ Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended July 31, 2007, the Funds did not engage in any portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services.

     As of July 31, 2007, the Funds (except for Delaware Corporate Bond Fund) did not hold any securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents. As of July 31, 2007, Delaware Corporate Bond Fund held fixed income securities issued by Bear Stearns in the amount of $2.5 million.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust’s Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with the Financial Industry Regulatory Authority (“FINRA”), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

CAPITAL STRUCTURE

Capitalization
      The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and non-assessable. Shares do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. Shares of a Fund’s Institutional Class may not vote on any matter that affects its respective Fund Classes’ Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. However, each Fund’s Class B Shares may vote on any proposal to increase materially the fees to be paid by such Fund under the Rule 12b-1 Plan relating to its Class A Shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

     Until September 30, 1996, the Trust operated as Delaware Group Delchester High-Yield Bond Fund, Inc., and offered one series of shares, the Delchester Fund series. The Trust began offering the shares of: the Strategic Income Fund on September 30, 1996; the Delaware High-Yield Opportunities Fund on December 27, 1996; and Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund on September 14, 1998. Beginning August 16, 1999, the Delchester Fund changed its name and its classes’ names to Delaware Delchester Fund; the Strategic Income Fund changed its name and its classes’ names to Delaware Strategic Income Fund; the High-Yield Opportunities Fund changed its name and its classes’ names to Delaware High-Yield Opportunities Fund; the Corporate Bond Fund changed its name and its classes’ names to Delaware Corporate Bond Fund; and the Extended Duration Bond Fund changed its name and its classes’ names to Delaware Extended Duration Bond Fund. Effective as of September 29, 1999, the Trust changed its name from the Delaware Group Income Funds, Inc. to Delaware Group Income Funds. Class R Shares were offered on June 2, 2003. Delaware Strategic Income Fund merged its shares into Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds, on March 29, 2004.

Non-cumulative Voting
     The Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

     As of May 31, 2007, the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B® Shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B Shares may continue to hold their Class B Shares, reinvest dividends into Class B Shares, and exchange their Class B Shares of one Delaware Investments® Fund for Class B Shares of another Delaware Investments Fund, as permitted by existing exchange privileges.

     For Class B Shares outstanding as of May 31, 2007 and Class B Shares acquired upon reinvestment of dividends or capital gains, all Class B Share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

     As of May 31, 2007, the 12-month reinvestment privilege described in the Section entitled "Purchasing Shares - 12-Month Reinvestment Privilege" will no longer apply to Class B Shares.

General Information
      Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares and reject any order for the purchase of Fund shares if in the opinion of management such rejection is in a Fund’s best interest. The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, Trustees and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Class R and the Institutional Class, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares of the Funds, each purchase must be in an amount that is less than $1,000,000. See “Investment Plans” for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund also reserves the right, upon 60-days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account. Accounts of certain omnibus accounts and managed or asset-allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

      FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

     Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A Shares and Institutional Class Shares of the Funds. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by the Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares
      The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares of each Fund, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in each Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of eight years after purchase and, thereafter, be subject to Class A Shares’ annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

      The higher Rule 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

     Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

      In comparing Class C Shares to Class R Shares, investors should consider the higher Rule 12b-1 Plan expenses on Class C Shares. Investors also should consider the fact that Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the Rule 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans under Rule 12b-1 for the Fund Classes” below.

      Dividends, if any, paid on Class A Shares, Class B, Class C Shares, Class R Shares and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Fund Classes will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” below.

      Class A Shares: Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes’ Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intent signed by the purchaser. See “Special Purchase Features – Class A Shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments® Funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer’s Commission
     As described in the Fund Classes’ Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

      In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A Shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a Letter of Intent or pursuant to an investor’s Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

     An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares
      Class B Shares would have been purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment was invested in Fund shares. The Distributor previously had compensated dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4.00% of the dollar amount purchased. As discussed below, however, Class B Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the CDSC and the proceeds of the Rule 12b-1 Plan fees make it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

      Holders of Class B Shares who exercise the exchange privilege will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares
      Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a “Conversion Date”). A business day is any day that the New York Stock Exchange is open for business (“Business Day”). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor’s Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor’s Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder’s eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert to Class A Shares.

      Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that Fund (or, in the case of Delaware Cash Reserve, the Consultant Class) pro rata with Class B Shares of the Fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

      Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See “Redemption and Exchange” below.

Plans Under Rule 12b-1
      Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Fund Classes (the “Plans”). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Class. Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of the Institutional Classes’ Shares. Shareholders of Institutional Class may not vote on matters affecting the Plans.

      The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Fund Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to brokers, dealers, and others. In connection with the promotion of shares of the Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Fund Classes and increase sales of the Fund Classes. In addition, each Fund may make payments from the Rule 12b-1 Plan fees of its respective Fund Classes directly to others, such as banks, who aid in the distribution of Fund Class shares or provide services in respect of a Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

      The Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Fund Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

     Although the maximum fee payable under the 12b-1 Plan relating to Delaware Delchester Fund A Class is 0.30% of average daily net assets of such class, the Board of Trustees has determined that the annual fee, payable on a monthly basis, under the Plan relating to Delaware Delchester Fund A Class, will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by Delaware Delchester Fund A Class that were originally purchased prior to June 1, 1992 in Delchester I class (which was converted into what is now referred to as Class A Shares on June 1, 1992 pursuant to a Plan of Recapitalization approved by shareholders of Delchester I class), and (ii) the amount obtained by multiplying 0.30% by the average daily net assets represented by all other Delaware Delchester Fund A Class shares. While this is the method to be used to calculate the 12b-1 fees to be paid by Delaware Delchester Fund A Class under its Plan, the fee is a Class A Shares’ expense so that all shareholders of Delaware Delchester Fund A Class, regardless of whether they originally purchased or received shares in Delchester I class, or in one of the other classes that is now known as Class A Shares, will bear 12b-1 expenses at the same rate. In addition, pursuant to Board action, the maximum aggregate fee payable by Class A Shares of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund is 0.25%. While this describes the current basis for calculating the fees which will be payable under the Delaware Corporate Bond Fund A Class’, Delaware Delchester Fund A Class’ and Delaware Extended Duration Bond Fund A Class’ Plans, such Plans permit a full 0.30% on all Class A Shares’ assets to be paid at any time following appropriate Board approval.

      All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Fund Classes would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from, or to firms, that receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

      The Plans and the Distribution Agreements, as amended, have all been approved by the Board of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board in the same manner as specified above.

      Each year, the Board of Trustees must determine whether continuation of the Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Fund Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Fund Class’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to the Funds’ Class A Plans, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Funds’ respective Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

      For the fiscal year ended July 31, 2007, the 12b-1 Plan reimbursements from Delaware Corporate Bond Fund Class A Shares, Class B Shares, Class C Shares, and Class R Shares was: $673,071, $239,306, $587,009 and $46,005, respectively.

Delaware Corporate Bond Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Advertising	$158	--	--	--
Annual/Semiannual Reports	$4,346	$583	$1,875	$508
Broker Sales Charge	--	$113,826	$160,577	--
Broker Trails	$570,530	$56,627	$383,692	$37,786
Interest on Broker Sales Charge	--	$36,475	$7,154	--
Commissions to Wholesalers	--	--	--	--
Promotion-Other	$60,373	$1,473	$6,491	$4
Prospectus Printing	$19,125	$810	$4,284	$301
Wholesaler Expenses	$18,539	$16,489	$22,936	$7,406
Total Expenses	$673,071	$229,283	$587,009	$46,005

      The amount of unreimbursed expenses incurred under the Plans and carried over for future use are $2,501,038 (0.82202% of net assets as of July 31, 2007), $0 (0% of net assets as of July 31, 2007), $598,501 (0.88414% of net assets as of July 31, 2007), and $105,351 (0.66669% of net assets as of July 31, 2007), respectively, for Class A Shares, Class B Shares, Class C Shares, and Class R Shares.

      For the fiscal year ended July 31, 2007, the 12b-1 Plan reimbursements from Delaware Delchester Bond Fund Class A Shares, Class B Shares, Class C Shares, and Class R Shares was: $697,820, $247,668, $165,495, and $0, respectively.

Delaware Delchester Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Advertising	$11,413	$5,236	--	--
Annual/Semiannual Reports	$36,679	$12,415	$2,417	--
Broker Sales Charge	--	--	$43,022	--
Broker Trails	$512,747	$49,245	$105,974	--
Interest on Broker Sales Charge	--	$132,109	--	--
Commissions to Wholesalers	$64,176	--	$5,853	--
Promotion-Other	$62	$24,918	$4,819	--
Prospectus Printing	$36,149	$22,428	$3,410	--
Wholesaler Expenses	$36,594	$1,257	--	--
Total Expenses	$697,820	$247,668	$165,495	0

      The amount of unreimbursed expenses incurred under the Plans and carried over for future use are $5,049,870 (2.37308% of net assets as of July 31, 2007), $8,521,953 (48.99082% of net assets as of July 31, 2007), $1,119,367 (6.37852% of net assets as of July 31, 2007), and $0 (0% of net assets as of July 31, 2007), respectively, for Class A Shares, Class B Shares, Class C Shares, and Class R Shares.

      For the fiscal year ended July 31, 2007, the 12b-1 Plan reimbursements from Delaware Extended Duration Fund Class A Shares, Class B Shares, Class C Shares, and Class R Shares was: $340,229, $64,705, $161,594, and $594, respectively.

Delaware Extended Duration Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Advertising	$259	--	--	--
Annual/Semiannual Reports	$2,292	$403	$1,217	$104
Broker Sales Charge	--	$24,469	$64,805	--
Broker Trails	$321,631	$12,373	$80,321	493
Interest on Broker Sales Charge	--	$9,423	$2,157	--
Commissions to Wholesalers	--	--	$306	--
Promotion-Other	--	$471	$1,309	--
Prospectus Printing	$16,047	$386	$2,158	--
Wholesaler Expenses	--	$17,181	$9,321	--
Total Expenses	$340,229	$64,706	$161,594	$595

      The amount of unreimbursed expenses incurred under the Plans and carried over for future use are $1,698,565 (0.93920% of net assets as of July 31, 2007), $33,112 (0.55567% of net assets as of July 31, 2007), $197,320 (0.97896% of net assets as of July 31, 2007), and $9,528 (3.81116% of net assets as of July 31, 2007), respectively, for Class A Shares, Class B Shares, Class C Shares, and Class R Shares.

      For the fiscal year ended July 31, 2007, the 12b-1 Plan reimbursements from Delaware High-Yield Opportunities Fund Class A Shares, Class B Shares, Class C Shares, and Class R Shares was: $263,139, $138,379, $226,486, and $25,885, respectively.

Delaware High-Yield Opportunities Bond Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Advertising	$740	--	--	--
Annual/Semiannual Reports	$2,004	$607	$780	$493
Broker Sales Charge	--	$47,260	$68,434	--
Broker Trails	$216,713	$33,755	$136,792	$24,640
Interest on Broker Sales Charge	--	$14,458	$1,925	--
Commissions to Wholesalers	--	--	$507	--
Promotion-Other	$28,600	$1,232	$3,290	$3
Prospectus Printing	$2,446	$711	$1,829	$396
Wholesaler Expenses	$12,636	$13,972	$12,929	$353
Total Expenses	$263,139	$111,992	$226,486	$25,885

      The amount of unreimbursed expenses incurred under the Plans and carried over for future use are $1,241,415 (1.21208% of net assets as of July 31, 2007), $0 (0% of net assets as of July 31, 2007), $196,623 (0.72344% of net assets as of July 31, 2007), and $62,602 (0.6767% of net assets as of July 31, 2007), respectively, for Class A Shares, Class B Shares, Class C Shares, and Class R Shares.

Other Payments to Dealers -- Class A Shares, Class B Shares, Class C Shares and Class R Shares
      The Distributor, LFD, and their affiliates may pay compensation at their own expense and not as an expense of the Funds, to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services, marketing and educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Funds and/or some or all other Delaware Investments® Funds), the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

      A significant purpose of these payments is to increase sales of the Funds’ shares. The Funds’ Manager or its affiliates may benefit from the Distributor’s or LFD’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries.

Special Purchase Features -- Class A Shares
     Buying Class A Shares at Net Asset Value: The Fund Classes’ Prospectuses sets forth the categories of investors who may purchase Class A Shares at NAV. This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

      As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy retirement assets may make purchases of Class A Shares at NAV. The requirements are as follows:

  The purchase must be made by a group retirement plan (excluding defined benefit plans) (i) that purchased Class A shares prior to a recordkeeping transition period from August 2004 to October 2004 and (ii) where the plan participants records were maintained on Retirement Financial Services, Inc.’s (“RFS”) proprietary recordkeeping system, provided that the plan (a) has in excess of $500,000 of plan assets invested in Class A Shares of one or more Delaware Investments® Fund and any stable value account available to investment advisory clients of the Manager or its affiliates; or (b) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments® Fund and such employer has properly represented to, and received written confirmation back from RFS in writing that it has the requisite number of employees. See “Group Investment Plans” below for information regarding the applicability of the Limited CDSC.

  The purchase must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class A shares prior to an August 2004 to October 2004 recordkeeping transition period and purchased shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program.

     As disclosed in the Fund Classes’ Prospectuses certain legacy bank sponsored retirement plans may make purchases of Class A shares at NAV. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase, Institutional Class Shares or interests in a collective trust as a result of a change in distribution arrangements.

      Allied Plans: Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans (“Allied Plans”) which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments® Funds (“eligible Delaware Investments® Fund shares”), as well as shares of designated classes of non-Delaware Investments® Funds (“eligible non-Delaware Investments® Fund shares”). Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments® Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments® Fund shares. See “Combined Purchases Privilege” below.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments® Fund shares for other eligible Delaware Investments® Fund shares or for eligible non-Delaware Investments® Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments® Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See “Investing by Exchange” under “Investment Plans” below.

     A dealer’s commission may be payable on purchases of eligible Delaware Investments® Fund shares under an Allied Plan. In determining a financial advisor’s eligibility for a dealer’s commission on NAV purchases of eligible Delaware Investments® Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See “Class A Shares” under “Alternative Investment Arrangements” above.

     The Limited CDSC is applicable to redemptions of NAV purchases from an Allied Plan on which a dealer’s commission has been paid. Waivers of the Limited CDSC, as described in the Fund Classes’ Prospectuses, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments® Fund shares. When eligible Delaware Investments® Fund shares are exchanged into eligible non-Delaware Investments® Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below.

      Letter of Intent: The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written Letter of Intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. Effective January 1, 2007, the Funds no longer accept retroactive Letters of Intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their Letter of Intent) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their Letter of Intent toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC. For purposes of satisfying an investor’s obligation under a Letter of Intent, Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

      Employers offering a Delaware Investments® retirement plan may also complete a Letter of Intent to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intent will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC, or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intent based on these acceptance criteria. The 13-month period will begin on the date this Letter of Intent is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC, or Limited CDSC of any class. Class B Shares and Class C Shares of the Funds and other Delaware Investments® Funds which offer corresponding classes of shares may also be aggregated for this purpose.

     Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. In addition, if you are an investment advisory client of the Manager’s affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

      Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares and Class C Shares, as well as shares of any other class of any of the other Delaware Investments® Funds which offer such classes (except shares of any Delaware Investments® Fund which do not carry a front-end sales charge, CDSC, or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Fund Classes’ Prospectuses to determine the applicability of the Right of Accumulation to their particular circumstances.

     12-Month Reinvestment Privilege: Holders of Class A Shares and Class B Shares of the Funds (and of the Institutional Class Shares of the Funds holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

      Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemption as well as the automatic conversion into Class A Shares.

     A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

     Investors should consult their financial advisors or the Transfer Agent, which also serves as the Funds’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

      Group Investment Plans: Group Investment Plans that are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes’ Prospectuses, based on total plan assets. If a company has more than one plan investing in Delaware Investments® Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Funds at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See “Retirement Plans for the Fund Classes” under “Investment Plans” below for information about retirement plans.

     The Limited CDSC is generally applicable to any redemptions of NAV purchases made on behalf of a group retirement plan on which a dealer’s commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Investments® Fund. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer’s commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at NAV, provided that RFS either was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
      Class R Shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware Investments’ retirement recordkeeping system that are offering Class R Shares to participants.

Availability of Institutional Class Shares
      The Institutional Class of each Fund is generally available for purchase only by: (i) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (ii) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (iii) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;(iv) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (v) registered investment managers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the manager for investment purposes, but only if the manager is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; (vi) certain plans qualified under Section 529 of the Code for which the Funds’ Manager, Distributor or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution or similar services (“Eligible 529 Plans”); and (vii) programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class Shares.

     The Institutional Class of each of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund is also available for purchase by clients of brokers or dealers affiliated with a broker or dealer, if such broker or dealer has entered into an agreement with the Distributor providing specifically for the purchase of shares of the Classes in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in shares of the Classes through a broker or agent that offers these special products.

INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

      Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check to the specific Fund in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares at NAV, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit or protect against depreciation in a declining market.

Reinvestment of Dividends in other Delaware Investments® Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Fund Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

      Subject to the following limitations, dividends, and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may only be directed to other Class A Shares, dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares, dividends from Class R Shares may only be directed to other Class R. Shares, and dividends from Institutional Class Shares may only be directed to other Institutional Class Shares.

     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments® Fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
      If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds. If you wish to open an account by exchange, call the Shareholder Service Center at 800-523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments® Funds will qualify for treatment as if such proceeds had been exchanged from another Delaware Investments® Fund rather than transferred from the Eligible 529 Plan, as described under “Redemption and Exchange” below. The treatment of your redemption proceeds from an Eligible 529 Plan does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of a Delaware Investments® Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
      Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A Shares, Class C Shares, or Class R Shares, through an agent bank, pre-authorized government ,or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen, and delayed checks.

      Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

MoneyLineSM On Demand
     You or your investment dealer may request purchases of Fund shares by phone using MoneyLineSM On Demand. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLineSM On Demand transactions.

     It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
      Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders of the Fund Classes may elect to invest in one or more of the other Delaware Investments® Funds through the Wealth Builder Option. If, in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Fund Classes’ Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

     Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, and 401(k), 403(b)(7), or 457 Plans. This option also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously offered the Asset Planner asset allocation service. This service is no longer offered for the Funds. Please call the Shareholder Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
      An investment in the Funds may be suitable for tax-deferred retirement plans, such as: Profit Sharing or Money Purchase Pension Plans, Individual Retirement Accounts (“IRAs”), Roth IRAs, SEP/IRAs, SAR/SEPs, 401(k) plans, 403(b)(7) plans, 457 plans, SIMPLE IRAs, and SIMPLE 401(k)s. In addition, the Funds may be suitable for use in Coverdell Education Savings Accounts (“Coverdell ESAs”). For further details concerning these plans and accounts, including applications, contact your financial advisor or the Distributor. To determine whether the benefits of a tax-sheltered retirement plan or Coverdell ESA are available and/or appropriate, you should consult with a tax advisor.

     The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See the Fund Classes’ Prospectuses for a list of the instances in which the CDSC is waived.

     Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees, and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager, and others that provide services to such Plans.

     Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class Shares. See “Availability of Institutional Class Shares” above. For additional information on any of the plans and Delaware Investments®’ retirement services, call the Shareholder Service Center at 800 523-1918.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. See “Distributor” under “Investment Advisor and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

     The offering price for Class A Shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

      The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, U.S. government and other debt securities are valued at the mean between the last reported bid and asked prices. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Non-exchange traded options are valued at fair value using a mathematical model. For all other securities and for securities whose closing prices are not readily available, we use methods approved by the Board that are designed to price securities at their fair market value.

     Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class’ percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Trust’s Rule 12b-1 Plans, while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information
      You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Funds’ Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

     Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either Fund or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers”); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain redemptions of Class A Shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below. Class B and Class C Shares are subject to CDSCs as described under “Contingent Deferred Sales Charge — Class B Shares and Class C Shares” under “Purchasing Shares” above and in the Fund Classes’ Prospectuses. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders of Class B Shares or Class C Shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged. In the case of Class B Shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this Part B. In an exchange of Class B Shares, the Fund’s CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to Class B Shares for a longer period of time than if the investment in New Shares were made directly.

     Holders of Class A Shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares, or Class R Shares of the Funds or of any other Delaware Investments® Fund. Holders of Class B Shares are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments® Funds. Similarly, holders of Class C Shares of the Funds are permitted to exchange all or part of their Class C Shares only into Class C Shares of any other Delaware Investments® Fund. Class B Shares and Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Funds. Holders of Class R Shares of the Funds are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments® Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

     Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

     The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

     Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips”, or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund’s shares. If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer. The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
      You can write to the Funds at P.O. Box 219656, Kansas City, MO 64121-9656 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

     Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A Shares and Institutional Class Shares. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also write to the Funds (at P.O. Box 219656, Kansas City, MO 64121-9656) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A Shares or Institutional Class Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     Telephone Redemption — Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account, in writing, that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone Redemption—Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.

     Telephone Redemption—Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should authorize this service when you open your account. If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your pre-designated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account. Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
      The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLineSM On Demand
      You or your investment dealer may request redemptions of Fund Class shares by phone using MoneyLineSM On Demand. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for MoneyLineSM On Demand transactions. For more information, see “MoneyLineSM On Demand” under “Investment Plans” above.

Systematic Withdrawal Plans
      Shareholders of the Fund Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Fund Classes’ Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your pre-designated bank account through the MoneyLineSM Direct Deposit Service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The Systematic Withdrawal Plan is not available for the Institutional Classes. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     For purchases of $1,000,000, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A Shares being redeemed or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A Shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes’ Prospectuses for instances in which the Limited CDSC applicable to Class A Shares and the CDSCs applicable to Class B and C Shares may be waived.

     As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

  The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.
  The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     Dividends, if any, are declared each day the Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Delchester Fund and Delaware High-Yield Opportunities Fund are open and paid monthly. Net investment income earned on days when the respective Fund is not open will be declared as a dividend on the prior business day.

     Purchases of shares of the respective Fund by wire begin earning dividends when converted into Federal Funds and are available for investment, normally the next business day after receipt. However, if the respective Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund’s credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the respective Fund. Income Funds reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

     Dividends and any realized securities profits distributions are automatically reinvested in additional shares of the same Class of the respective Fund at net asset value, unless, in the case of shareholders of the Fund Classes, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder’s account the costs of the Fund’s effort to locate a shareholder if a shareholder’s mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

     If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your pre-designated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any MoneyLineSM Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

     Any distributions from net realized securities profits will be made twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code. Such distributions will be reinvested in shares, unless the shareholders of the Fund Classes elect to receive them in cash. The Funds will mail a quarterly statement showing the dividends paid and all the transactions made during the period.

TAXES

     Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments in portfolio securities. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

     Distributions of Capital Gains. A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Investment in Foreign Securities. Each Fund is permitted to invest in foreign securities as described above. Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to you.

     Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

     PFIC securities. The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

     Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     Election to be Taxed as a Regulated Investment Company. Each Fund has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal and state corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

     Excise Tax Distribution Requirements. As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

     Required distributions. To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Post-October losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of July 31 (“post-October loss”) as occurring on the first day of the following tax year (i.e., August 1).

     Sales, Exchanges and Redemption of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Deferral of basis — Class A shares only. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

  In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
  You sell some or all of your original shares within 90 days of their purchase, and
  You reinvest the sales proceeds in the Fund or in another fund, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

     Conversion of Class B shares into Class A shares. The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisers regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

     U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations. Either none or only a nominal portion of the dividends paid by a Fund will be qualified dividend income because the Funds invest primarily in debt instruments. Income dividends from interest earned by the Fund on debt securities will continue to be taxed at the higher ordinary income tax rates.

     Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. Either none or only a nominal portion of the dividends paid by a Fund will be eligible for the corporate dividends-received deduction because the Funds invest primarily in debt instruments.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

      Investment in Complex Securities. The Funds may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax. These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund. For example:

     Securities purchased at discount. The Funds are permitted to invest in securities issued or purchased at a discount, such as zero coupon bonds, that could require a Fund to accrue and distribute income not yet received. If a Fund invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

     Derivatives. Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund are each permitted to invest in certain options, futures and foreign currency contracts to hedge a Fund’s portfolio or for other permissible purposes consistent with that Fund’s investment objective. If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Tax straddles. An investment by the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund in options and futures contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Short sales and securities lending transactions. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

     Credit default swap agreements. A Fund may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while each Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in credit default swap agreements.

     Investment in taxable mortgage pools (excess inclusion income). Real estate investment trusts (“REITs”) in which a Fund invests (if any) may hold residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) and/or may enter into transactions that result in a portion of the REIT’s assets qualifying as a “taxable mortgage pool” for U.S. federal income tax purposes. Also, a Fund may make direct investments in REMIC residual interests. The portion of a Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Fund to the Fund’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

     Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income (“UBTI”). To the extent that Fund shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Funds expect that disqualified organizations own their shares. Because this tax is imposed at the Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Funds are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

     In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, a Fund must report excess inclusion income to shareholders in two cases:

  If the excess inclusion income received by a Fund from all sources exceeds 1% of the Fund's gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and
  If a Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund's taxable year exceeded 3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

     Under these rules, the taxable income of any Fund shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as UBTI under the Code. Charitable remainder trusts do not incur UBTI by receiving excess inclusion income from the Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.

     Compliance with these requirements will require a Fund to obtain significant cooperation from the REITs in which it invests.

     Investments in securities of uncertain tax character. Each Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup Withholding. By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

     A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

     Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends designated by a Fund and paid from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

     Interest-related dividends. Interest-related dividends designated by a Fund and paid from qualified net interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

     Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest (USRPI) by a REIT in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

     The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC), such as a Fund, from a REIT as follows:

  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a REIT if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations; and
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.
  In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

     For Fund distributions prior to January 1, 2008, the look-through rule for passing through FIRPTA gain from a Fund to non-U.S. shareholders is not limited to distributions from a REIT in which a Fund invests, but includes any distributions that are attributable to gain from the sale or disposition of a USRPI if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations.

     Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

     Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

     U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

PERFORMANCE INFORMATION

      To obtain the Funds’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities law, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

      Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report. Each Fund’s Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of, Ernst & Young LLP the independent registered public accounting firm, for the fiscal year ended July 31, 2007 are included in each Fund’s Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

     As of October 31, 2007, management believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. Management does not have knowledge of beneficial owners.

Class	Name and Address of Account	Percentage
Delaware Corporate	MLPF&S for the Sole Benefit of Its Customers	10.24%
Bond Fund Class A	Attn: Fund Admin.
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246-6484
Delaware Corporate	MLPF&S for the Sole Benefit of Its Customers	8.90%
Bond Fund Class B	Attn: Fund Admin.
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246-6484
Delaware Corporate	MLPF&S for the Sole Benefit of Its Customers	35.31%
Bond Fund Class C	Attn: Fund Admin
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246-6484
	Citigroup Global Markets, Inc.	6.21%
	Attn: Peter Booth, 7th Floor
	333 W. 34th St.
	New York, NY 10001-2402
Delaware Corporate	MLPF&S for the Sole Benefit of Its Customers	32.96%
Bond Fund Class R	Attn: Fund Admin.
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246-6484
	Wilmington Trust Company TTEE FBO	7.15%
	ORNL Federal Credit Union Def Ben Plan &
	Trust Account
	P.O. Box 8880
	Wilmington, DE 19899-8880
Delaware Delchester	TrustCo of America	11.84%
Fund Class A	P.O. Box
	Englewood, CO 80155

Class	Name and Address of Account	Percentage
Delaware Delchester	MLPF&S for the Sole Benefit of Its Customers	10.87%
Fund Class B	Attn: Fund Admin
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246-6484
	Citigroup Global Markets, Inc.	10.87%
	House Account
	Attn: Peter Booth, 7th Floor
	333 W. 34th Street
	New York, NY 10001-2402
Delaware Delchester	Citigroup Global Markets, Inc.	25.91%
Fund Class C	House Account
	Attn: Peter Booth, 7th Floor
	333 W. 34th Street
	New York, NY 10001-2402
	MLPF&S for the Sole Benefit of Its Customers	14.98%
	Attn: Fund Admin.
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246-6484
Delaware Delchester	RS DMC Employee MPP Plan	18.18%
Fund Institutional Class	Delaware Management Co.
	Employee Money Purchase Pension
	c/o Rick Seidel
	2005 Market St.
	Philadelphia, PA 19103-7042
	The Bank of New York	35.96%
	Wendel & Co.
	Mutual Funds Reorg Department
	P.O. Box 1066
	New York, NY 10268
	NFS LLC FEBO	26.73%
	USB FBO Iron Strategic Income Fund
	P.O. Box 1787
	Milwaukee, WI 53201
Delaware Extended	MLPF&S for the Sole Benefit of Its Customers	7.02%
Duration Bond Fund	Attn: Fund Admin.
Class A	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246-6484
Delaware Extended	MLPF&S for the Sole Benefit of Its Customers	14.70%
Duration Bond Fund	Attn: Fund Admin.
Class B	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246-6484
	Citigroup Global Markets, Inc.	8.14%
	Attn: Peter Booth, 7 th Floor
	333 W. 34 th St
	New York, NY 10001-2402
Delaware Extended	MLPF&S for the Sole Benefit of Its Customers	37.62%
Duration Bond Fund	Attn: Fund Admin.
Class C	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246-6484

Class	Name and Address of Account	Percentage
Delaware Extended	Counsel Trust FBO	9.27%
Duration Bond Fund	Prescient Information Systems Inc.
Class R	1251 Waterfront Place, Suite 525
	Pittsburgh, PA 15222
	MG Trustco Custodian FBO	6.50%
	McCrory & Williams, Inc.
	700 17th Street, Suite 300
	Denver, CO 80202
	Citistreet Retirement Services	7.80%
	Citigroup Inst Trust
	400 Atrium Drive
	Somerset, NJ 08873
	NFS LLC FEBO	6.24%
	NFS/FMTC IRA
	FBO Terrance Bremer
	P.O. Box 1787
	Milwaukee, WI 53201
	First Clearing Corporation	64.57%
	FBO Competition Cams
Delaware Extended	Wilmington Trust Company TTEE FBO	13.21%
Duration Bond Fund	Medina General Hospital Pension Pl
Institutional Class	c/o Mutual Funds
	P.O. Box 8880
	Wilmington, DE 19899-8880
	Patterson & CO FBO	20.32%
	1525 West WT Harris Blvd.
	Charlotte, NC 28288
Delaware High-Yield	Nationwide Trust Company FSB	6.92%
Opportunities Fund	c/o IPO Portfolio Accounting
Class A	P.O. Box 192029
	Columbus, OH 43218-2029
Delaware High-Yield	MLPF&S for the Sole Benefit of Its Customers	11.67%
Opportunities Fund	Attn: Fund Admin.
Class B	4800 Deer Lake Drive East, 3rd Floor
	Jacksonville, FL 32246-6484
Delaware High-Yield	MLPF&S for the Sole Benefit of Its Customers	18.32%
Opportunities Fund	Attn: Fund Admin.
Class C	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246-6484
	Citigroup Global Markets, Inc.	17.48%
	House Account
	Attn: Peter Booth, 7th Floor
	333 W. 34th St.
	New York, NY 10001-2402
Delaware High-Yield	MLPF&S for the Sole Benefit of Its Customers	18.76%
Opportunities Fund	Attn: Fund Admin.
Class R	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246-6484

Class	Name and Address of Account	Percentage
Delaware High-Yield	Donaldson Lufkin & Jenrette	6.40%
Opportunities Fund	Securities Corporation Inc
Institutional Class	Attn: Mutual Funds
	PO Box 2052
	Jersey City, NJ 07303-2052
	IAATCO	16.81%
	1705 Towanda Ave
	Bloomington, IL 61701-2040
	Charles Schwab & Co. Inc.	32.81%
	Special Custody Acct. FBO Customers
	Attn: Mutual Funds
	101 Montgomery St.
	San Francisco, CA 94101-4151
	NFS LLC FEBO	7.18%
	USB FBO
	Iron Strategic Income FD
	P.O. Box 1787
	Milwaukee, WI 53201-1787

APPENDIX A – DESCRIPTION OF RATINGS

General Rating Information

Bonds
     The ratings list below can be further described as follows. For all categories lower than Aaa, Moody’s Investors Service, Inc. includes a “1”, “2” or “3” following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor’s and Fitch IBCA, Inc. may add a “+” or “-” following the rating to characterize a higher or lower rating, respectively.

Moody’s Investors Service, Inc.	Aaa	Highest quality, smallest degree of investment risk.
	Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
	A	Upper-medium-grade obligations; many favorable investment attributes.
	Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.
	Ba	More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
	B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
	Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
	Ca	Speculative in high degree; could be in default or have other marked shortcomings.
	C	Lowest rated. Extremely poor prospects of ever attaining investment standing.

Standard & Poor’s	AAA	Highest rating; extremely strong capacity to pay principal and interest.
	AA	High quality; very strong capacity to pay principal and interest.
	A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
	BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.
	BB, B, CCC, CC	Predominantly speculative with respect to the issuer’s capacity to meet required interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
	D	In default.

Fitch IBCA, Inc.	AAA	Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
	AA	Very high quality; obligor’s ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
	A	High quality; obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.
	BBB	Satisfactory credit quality; obligor’s ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.
	BB, CCC, CC, C	Not investment grade; predominantly speculative with respect to the issuer’s capacity to repay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB is the least speculative. C is the most speculative.

Commercial Paper
Moody’s		S&P		Fitch
P-1	Superior quality	A-1+	Extremely strong quality	F-1+	Exceptionally strong quality
P-2	Strong quality	A-1	Strong quality	F-1	Very strong quality
P-3	Acceptable quality	A-2	Satisfactory quality	F-2	Good credit quality
		A-3	Adequate quality	F-3	Fair quality
		B	Speculative quality	F-S	Weak credit quality
		C	Doubtful quality

State and Municipal Notes
Moody’s		S&P		Fitch
MIG1/
VMIG1	Best quality	SP1+	Very strong quality	F-1+	Exceptionally strong quality
		SP1	Strong grade	F-1	Very strong quality
MIG2/		SP2	Satisfactory grade	F-2	Good credit quality
VMIG2	High quality	SP3	Speculative grade	F-3	Fair credit quality
MIG3/				F-S	Weak credit quality
VMIG3	Favorable quality
MIG4/
VMIG4	Adequate quality
SG	Speculative quality

Earnings and Dividend Rankings for Common Stocks
     Standard & Poor’s. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, S&P believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

     Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

     Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor’s earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

     The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

     Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

     The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B+	Average	C	Lowest
A	High	B	Below Average	D	In Reorganization
A-	Above Average	B-	Lower

     NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

     The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

     A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Preferred Stock Rating
Moody’s Investors Service, Inc.	Aaa	Considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
	Aa	Considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
	A	Considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
	Baa	Considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
	Ba	Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
	B	Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
	Caa	Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
	Ca	Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
	C	The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Standard & Poor’s	AAA	Has the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
	AA	Qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated “AAA”.
	A	Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
	BBB	Regarded as backed by an adequate capacity to pay the preferred stock, obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the “A” category.
	BB,B, CCC	Regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. “BB” indicates the lowest degree of speculation and “CCC” the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
	CC	Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.
C D NR	A non-paying issue.
A non-paying issue with the issuer in default on debt instruments.
Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PART C
(Delaware Group Income Funds)
File Nos. 002-37707/811-02071
Post-Effective Amendment No. 72

OTHER INFORMATION

Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

		(2)	Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

		(3)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.3.

	(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

	(c)	Instruments Defining Rights of Security Holders.

		(1)	Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

		(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

	(d)	Investment Advisory Contracts.

		(1)	Executed Investment Management Agreement (September 29, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2002.

		(2)	Executed Investment Advisory Expense Limitation Letter (November 2007) between Delaware Management Company (a series of Delaware Management Business Trust) and Registrant, on behalf of each Fund attached as Exhibit No. EX-99.d.2.

	(e)	Underwriting Contracts.

		(1)	Distribution Agreement.

(i) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 67 filed September 29, 2003.

(iii) Executed Distribution Expense Limitation Letter (November 2007) between Delaware Distributors, L.P. and Registrant, on behalf of each Fund, attached as Exhibit No. EX-99.e.1.ii.

	(2)	Financial Intermediary Distribution Agreement.

(i) Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. attached as Exhibit No. EX-99.e.2.i.

	(3)	Dealer's Agreement (January 2001) incorporated into this filing by reference to Post- Effective Amendment No. 65 filed October 17, 2002.

	(4)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2002.

	(5)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2002.

	(6)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post- Effective Amendment No. 68 filed September 29, 2004.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between Mellon Bank, N.A. and the Registrant attached as Exhibit No. EX-99.g.1.

	(2)	Executed Securities Lending Authorization (July 20, 2007) between Mellon Bank, N.A. and the Registrant attached as Exhibit No. EX-99.g.2.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post- Effective Amendment No. 65 filed October 17, 2002.

(i) Executed Amendment Letter (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed September 29, 2003.

(ii) Executed Schedule B (June 1, 2007) to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.ii.

	(2)	Executed Fund Accounting and Financial Administration Services Agreement (September 28, 2007) between Mellon Bank, N.A. and the Registrant attached as Exhibit No. EX-99.h.2.

	(3)	Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant attached as Exhibit No. EX-99.h.3.

(i)	Legal Opinion. Opinion and Consent of Counsel (July 28, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

	(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (November 2007) attached as Exhibit No. EX-99.j.

	(k)	Omitted Financial Statements. Not applicable.

	(l)	Initial Capital Agreements. Not applicable.

	(m)	Rule 12b-1 Plan.

(1) Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

(2) Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

(3) Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

(4) Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 67 filed September 29, 2003.

	(n)	Rule 18f-3 Plan. Plan under Rule 18f-3 (October 31, 2005) incorporated into this filing by reference to Form N-14 filed March 17, 2006.

	(o)	Reserved.

	(p)	Codes of Ethics.

(1) Code of Ethics for the Delaware Investments Family of Funds (November 2007) attached as Exhibit No. EX-99.p.1.

(2) Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (November 2007) attached as Exhibit No. EX-99.p.2.

(3) Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007) attached as Exhibit No. EX-99.p.3.

	(q)	Other. Powers of Attorney (May 17, 2007) attached as Exhibit No. EX-99.q.

Item 24.	Persons Controlled by or Under Common Control with Registrant. None.

Item 25.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.3. Article VI of the Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

Item 26.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments Funds® (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust,

Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Investments Municipal Trust, Delaware Pooled Trust, Delaware VIP Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund and Delaware Investments Minnesota Municipal Income Fund II, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of other Delaware Investments Funds®, and certain officers are also officers of these other funds. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds® (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments

President – Lincoln National
Investment Companies, Inc.
Michael J. Hogan[1]	None	Executive Vice	Mr. Hogan has served in
		President/Head of Equity	various executive capacities
		Investments	within Delaware Investments

Executive Vice President/Chief
Investment Officer/Head of
Equity Investments – Delaware
Investment Advisers (a series of
Delaware Management
Business Trust
John C.E. Campbell	Executive Vice	None	Mr. Campbell has served in
	President/Global		various executive capacities
	Marketing & Client		within Delaware Investments
Services
President/Chief Executive
Officer – Optimum Fund Trust
Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Chief	Director,	Delaware Investments
	Investment Officer,	Fixed Income
	Fixed Income		Executive Vice
President/Managing Director/
Chief Investment Officer, Fixed
Income –Lincoln National
Investment Companies, Inc.
Director/Trustee - HYPPCO
Finance Company Ltd.

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Douglas L. Anderson	Senior Vice	None	Mr. Anderson has served in
	President/Operations		various executive capacities
within Delaware Investments
Marshall T. Bassett	Senior Vice	Senior Vice President/	Mr. Bassett has served in
	President/Chief	Chief Investment Officer —	various executive capacities
	Investment Officer —	Emerging Growth Equity	within Delaware Investments
Emerging Growth Equity
Joseph R. Baxter	Senior Vice	Senior Vice President/	Mr. Baxter has served in
	President/Head of	Head of Municipal Bond	various executive capacities
	Municipal Bond	Investments	within Delaware Investments
Investments
Christopher S. Beck	Senior Vice	Senior Vice	Mr. Beck has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Michael P. Buckley	Senior Vice	Senior Vice President/	Mr. Buckley has served in
	President/Director of	Director of Municipal	various executive capacities
	Municipal Research	Research	within Delaware Investments
Michael F. Capuzzi	Senior Vice President —	Senior Vice President —	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various executive capacities
within Delaware Investments
Lui-Er Chen[2]	Senior Vice	Senior Vice President/	Mr. Chen has served in various
	President/Senior	Senior Portfolio	executive capacities within
	Portfolio Manager/Chief	Manager/Chief Investment	Delaware Investments
	Investment Officer —	Officer — Emerging
	Emerging Markets	Markets
Thomas H. Chow	None	Senior Vice	Mr. Chow has served in various
		President/Senior Portfolio	executive capacities within
		Manager	Delaware Investments
Robert F. Collins	Senior Vice	Senior Vice President/	Mr. Collins has served in
	President/Senior	Senior Portfolio Manager	various executive capacities
	Portfolio Manager		within Delaware Investments
Stephen J. Czepiel	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Senior	President/Senior Municipal	various executive capacities
	Municipal Bond Trader	Bond Trader	within Delaware Investments
Chuck M. Devereux	None	Senior Vice	Mr. Devereux has served in
		President/Senior Research	various executive capacities
		Analyst	within Delaware Investments
Roger A. Early[3]	None	Senior Vice	Mr. Early has served in various
		President/Senior Portfolio	executive capacities within
		Manager	Delaware Investments
James A. Forant	Senior Vice	None	Mr. Forant has served in various
	President/Director,		executive capacities within
	Technical Services		Delaware Investments
Brian Funk	Senior Vice	None	Mr. Funk has served in various
	President/Director of		executive capacities within
	Credit Research		Delaware Investments
Brent C. Garrells	Senior Vice	None	Mr. Garrells has served in
	President/Senior		various executive capacities
	Research Analyst		within Delaware Investments
Stuart M. George	Senior Vice	Senior Vice President/Head	Mr. George has served in
	President/Head of Equity	of Equity Trading	various executive capacities
	Trading		within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Paul Grillo	Senior Vice	Senior Vice	Mr. Grillo has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Jonathan Hatcher	Senior Vice	None	Mr. Hatcher has served in
	President/Senior		various executive capacities
	Research Analyst		within Delaware Investments
William F. Keelan	Senior Vice	Senior Vice	Mr. Keelan has served in
	President/Director of	President/Director of	various executive capacities
	Quantitative Research	Quantitative Research	within Delaware Investments
Kevin P. Loome[4]	None	Senior Vice	Mr. Loome has served in
		President/Senior Portfolio	various executive capacities
		Manager/Head of High	within Delaware Investments
Yield
Francis X. Morris	Senior Vice	Senior Vice President/Chief	Mr. Morris has served in
	President/Chief	Investment Officer — Core	various executive capacities
	Investment Officer —	Equity	within Delaware Investments
Core Equity
Brian L. Murray, Jr.	Senior Vice	Senior Vice President/Chief	Mr. Murray has served in
	President/Chief	Compliance Officer	various executive capacities
	Compliance Officer		within Delaware Investments

Senior Vice President/Chief
Compliance Officer – Lincoln
National Investment
Companies, Inc.
Susan L. Natalini	Senior Vice	None	Ms. Natalini has served in
	President/Marketing &		various executive capacities
	Shared Services		within Delaware Investments
Zoë Neale[5]	Senior Vice	Senior Vice President/Chief	Mr. Neale has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer,	International Equity	Delaware Investments
International Equity
D. Tysen Nutt	Senior Vice	Senior Vice President/Chief	Mr. Nutt has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer,	Large Cap Value	Delaware Investments
Large Cap Value Equity
David P. O’Connor	Senior Vice	Senior Vice President/	Mr. O’Connor has served in
	President/Strategic	Strategic Investment	various executive capacities
	Investment Relationships	Relationships and	within Delaware Investments
	and Initiatives/General	Initiatives/General Counsel
	Counsel		Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer –
Optimum Fund Trust

Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer -
Lincoln National Investment
Companies, Inc.

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Philip R. Perkins	Senior Vice	Senior Vice	Mr. Perkins has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Richard Salus	Senior Vice President/	Senior Vice President/Chief	Mr. Salus has served in various
	Controller/Treasurer	Financial Officer	executive capacities within
Delaware Investments

Senior Vice President/
Controller/Treasurer - Lincoln
National Investment
Companies, Inc.

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Jeffrey S. Van Harte[6]	Senior Vice	Senior Vice President/Chief	Mr. Van Harte has served in
	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Focus Growth Equity	within Delaware Investments
Focus Growth Equity
Babak Zenouzi[7]	Senior Vice	Senior Vice	Mr. Zenouzi has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Gary T. Abrams	Vice President/Senior	None	Mr. Abrams has served in
	Equity Trader		various executive capacities
within Delaware Investments
Christopher S.	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
Adams	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Wayne A. Anglace[8]	None	Vice President/Credit	Mr. Anglace has served in
		Research Analyst	various executive capacities
within Delaware Investments
Margaret MacCarthy	Vice President/	None	Ms. Bacon has served in various
Bacon[9]	Investment Specialist		executive capacities within
Delaware Investments
Todd Bassion[10]	Vice President/Senior	Vice President/Senior	Mr. Bassion has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Richard E. Biester	Vice President/Equity	None	Mr. Biester has served in
	Trader		various executive capacities
within Delaware Investments
Christopher J.	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
Bonavico[11]	Portfolio Manager,	Portfolio Manager, Equity	various executive capacities
	Equity Analyst	Analyst	within Delaware Investments
Vincent A.	Vice President/Senior	None	Mr. Brancaccio has served in
Brancaccio	Equity Trader		various executive capacities
within Delaware Investments
Kenneth F. Broad[12]	Vice President/Senior	Vice President/Senior	Mr. Broad has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Stephen J. Busch	Vice President —	None	Mr. Busch has served in various
	Managed Accounts		executive capacities within
Delaware Investments
Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various executive capacities
within Delaware Investments
Stephen G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Wen-Dar Chen[13]	None	Vice President/Portfolio	Mr. Chen has served in various
		Manager	executive capacities within
Delaware Investments
Anthony G.	Vice President/Assistant	Vice President/Associate	Mr. Ciavarelli has served in
Ciavarelli	General Counsel/	General Counsel/ Assistant	various executive capacities
	Assistant Secretary	Secretary	within Delaware Investments

Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
Bradley J. Cline[14]	None	Vice President/International	Mr. Cline has served in various
		Credit Research Analyst	executive capacities within
Delaware Investments
David F. Connor	Vice President/Deputy	Vice President/Deputy	Mr. Connor has served in
	General Counsel/	General Counsel/Secretary	various executive capacities
	Assistant Secretary		within Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust

Vice President/Deputy General
Counsel/ Secretary - Lincoln
National Investment
Companies, Inc.
Cori E. Daggett	Vice President, Counsel,	Vice President, Associate	Ms. Daggett has served in
	Assistant Secretary	General Counsel, Assistant	various executive capacities
		Secretary	within Delaware Investments
Craig C. Dembek[15]	None	Vice President/Senior	Mr. Dembek has served in
		Research Analyst	various executive capacities
within Delaware Investments
Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
Ericksen[16]	Manager, Equity Analyst	Manager, Equity Analyst	various executive capacities
within Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation	Mr. Ettinger has served in
various executive capacities
within Delaware Investments

Vice President/Taxation -
Lincoln National Investment
Companies, Inc.
Devon K. Everhart	None	Vice President/Senior	Mr. Everhart has served in
		Research Analyst	various executive capacities
within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Joseph Fiorilla	Vice President/Trading	None	Mr. Fiorilla has served in
	Operations		various executive capacities
within Delaware Investments
Charles E. Fish	Vice President/Senior	None	Mr. Fish has served in various
	Equity Trader		executive capacities within
Delaware Investments
Clifford M. Fisher	Vice President/Senior	None	Mr. Fisher has served in various
	Municipal Bond Trader		executive capacities within
Delaware Investments
Patrick G. Fortier[17]	Vice President/Portfolio	Vice President/ Portfolio	Mr. Fortier has served in
	Manager, Equity Analyst	Manager, Equity Analyst	various executive capacities
within Delaware Investments
Paul D. Foster	Vice	None	Mr. Foster has served in various
	President/Investment		executive capacities within
	Specialist — Emerging		Delaware Investments
Growth Equity
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Municipal	Manager/Municipal Bond	various executive capacities
	Bond Credit Analyst	Credit Analyst	within Delaware Investments
Lawrence G.	None	Vice President/Senior	Mr. Franko has served in
Franko[18]		Equity Analyst	various executive capacities
within Delaware Investments
Henry A. Garrido[19]	Vice President/Equity	None	Mr. Garrido has served in
	Analyst		various executive capacities
within Delaware Investments
Daniel V. Geatens	None	Vice President/Treasurer	Mr. Geatens has served in
various executive capacities
within Delaware Investments
Barry S. Gladstein	Vice President/Portfolio	Vice President/Equity	Mr. Gladstein has served in
	Manager	Analyst/Portfolio Manager	various executive capacities
within Delaware Investments
Gregg Gola[20]	None	Vice President/Senior High	Mr. Gola has served in various
		Yield Trader	executive capacities within
Delaware Investments
Christopher	None	Vice President/Senior	Mr. Gowlland has served in
Gowlland[21]		Quantitative Analyst	various executive capacities
within Delaware Investments
Edward Gray[22]	Vice President/Senior	Vice President/Senior	Mr. Gray has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
David J. Hamilton	None	Vice President/Credit	Mr. Hamilton has served in
		Research Analyst	various executive capacities
within Delaware Investments
Brian Hamlet[23]	None	Vice President/Senior	Mr. Hamlet has served in
		Corporate Bond Trader	various executive capacities
within Delaware Investments
Lisa L. Hansen[24]	Vice President/Head of	None	Ms. Hansen has served in
	Focus Growth Equity		various executive capacities
	Trading		within Delaware Investments
Gregory M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Heywood has served in
Heywood[25]	Manager, Equity Analyst	Manager, Research Analyst	various executive capacities
within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Sharon Hill	Vice President/Head of	Vice President/Head of	Ms. Hill has served in various
	Equity Quantitative	Equity Quantitative	executive capacities within
	Research and Analytics	Research and Analytics	Delaware Investments
J. David Hillmeyer[26]	None	Vice President/Corporate	Mr. Hillmeyer has served in
		Bond Trader	various executive capacities
within Delaware Investments
Christopher M.	Vice President/Portfolio	Vice President/Associate	Mr. Holland has served in
Holland	Manager	Equity Analyst II/Portfolio	various executive capacities
		Manager	within Delaware Investments
Chungwei Hsia[27]	None	Vice President/Senior	Mr. Hsia has served in various
		Research Analyst	executive capacities within
Delaware Investments
Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments
Jordan L. Irving	Vice President/Senior	Vice President/Senior	Mr. Irving has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Cynthia Isom	Vice President/Senior	Vice President/Portfolio	Ms. Isom has served in various
	Portfolio Manager	Manager	executive capacities within
Delaware Investments
Kenneth R. Jackson	Vice	Vice President/Equity	Mr. Jackson has served in
	President/Quantitative	Trader	various executive capacities
	Analyst		within Delaware Investments
Stephen M.	None	Vice President/Structured	Mr. Juszczyszyn has served in
Juszczyszyn[28]		Products Analyst/Trader	various executive capacities
within Delaware Investments
Audrey E. Kohart	Vice President/Financial	Vice President/Financial	Ms. Kohart has served in
	Planning and Reporting	Planning and Reporting	various executive capacities
within Delaware Investments
Roseanne L. Kropp	Vice President/Senior	None	Ms. Kropp has served in various
	Fund Analyst II		executive capacities within
Delaware Investments
Nikhil G. Lalvani	Vice President/Senior	Vice President/Senior	Mr. Lalvani has served in
	Equity Analyst/Portfolio	Equity Analyst/Portfolio	various executive capacities
	Manager	Manager	within Delaware Investments
Steven T. Lampe	Vice President/Portfolio	Vice President/Portfolio	Mr. Lampe has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Francis P. Magee	Vice President/Equity	None	Mr. Magee has served in
	Business Manager		various executive capacities
within Delaware Investments
John P. McCarthy[29]	None	Vice President/Senior	Mr. McCarthy has served in
		Research Analyst/Trader	various executive capacities
within Delaware Investments
Brian McDonnell[30]	None	Vice President/Structured	Mr. McDonnell has served in
		Products Analyst/Trader	various executive capacities
within Delaware Investments
Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Victor Mostrowski[31]	None	Vice President/Portfolio	Mr. Mostrowski has served in
		Manager	various executive capacities
within Delaware Investments
Philip O. Obazee	Vice President/	Vice President/ Derivatives	Mr. Obazee has served in
	Derivatives Manager	Manager	various executive capacities
within Delaware Investments
Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Daniel J. Prislin[32]	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments
Gretchen Regan	None	Vice President/Quantitative	Ms. Regan has served in various
		Analyst	executive capacities within
Delaware Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist,	executive capacities within
	Large Cap Value Focus	Large Cap Value Focus	Delaware Investments
	Equity	Equity
Joseph T. Rogina	Vice President/Equity	None	Mr. Rogina has served in
	Trader		various executive capacities
within Delaware Investments
Debbie A. Sabo[33]	Vice President/Equity	None	Ms. Sabo has served in various
	Trader, Focus Growth		executive capacities within
	Equity		Delaware Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit Analyst	Municipal Credit Analyst	various executive capacities
within Delaware Investments
Bruce Schoenfeld[34]	Vice President/Equity	Vice President/Equity	Mr. Schoenfeld has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in various
	Controller/Assistant		executive capacities within
	Treasurer		Delaware Investments

Vice President/Assistant
Controller/Assistant Treasurer -
Lincoln National Investment
Companies, Inc.
Brian M. Scotto	None	Vice President/Structured	Mr. Scotto has served in various
		Products Analyst	executive capacities within
Delaware Investments
Nancy E. Smith	Vice President —	Vice President —	Ms. Smith has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments
Brenda L. Sprigman	Vice President/Business	None	Ms. Sprigman has served in
	Manager -— Fixed		various executive capacities
	Income		within Delaware Investments
Michael T. Taggart	Vice President/Facilities	None	Mr. Taggart has served in
	& Administrative		various executive capacities
	Services		within Delaware Investments
Risé Taylor	Vice President Strategic	None	Ms. Taylor has served in
	Investment		various executive capacities
within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Rudy D. Torrijos, III	None	Vice President/Portfolio	Mr. Torrijos has served in
		Manager	various executive capacities
within Delaware Investments
Michael Tung[35]	None	Vice President/Portfolio	Mr. Tung has served in various
		Manager	executive capacities within
Delaware Investments

Vice President/Equity Analyst –
Delaware Investment Advisers
(a series of Delaware
Management Business Trust)
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Lori P. Wachs	Vice President/Portfolio	Vice President/Portfolio	Ms. Wachs has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Jeffrey S. Wang[36]	None	Vice President/Equity	Mr. Wang has served in various
		Analyst	executive capacities within
Delaware Investments
Michael G.	None	Vice President/Senior	Mr. Wildstein has served in
Wildstein[37]		Research Analyst	various executive capacities
within Delaware Investments
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
Nashira Wynn	Vice President/Senior	Vice President/Senior	Ms. Wynn has served in various
	Equity Analyst/Portfolio	Equity Analyst/Portfolio	executive capacities within
	Manager	Manager	Delaware Investments
Guojia Zhang[38]	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments
Douglas R. Zinser[39]	None	Vice President/Credit	Mr. Zinser has served in various
		Research Analyst	executive capacities within
Delaware Investments

[1]	Managing Director/Global Head of Equity (2004-2007) and Director/Portfolio Strategist (1996-2004), SEI Investments.
[2]	Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.
[3]	Senior Portfolio Manager, Chartwell Investment Partners, 2003-2007; Chief Investment Officer, Turner Investments, 2002-2003.
[4]	Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.
[5]	Portfolio Manager, Thomas Weisel Partners, 2002-2005.
[6]	Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005
[7]	Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
[8]	Research Analyst, Gartmore Global Investments, 2004-2007; Vice President - Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.

[9]	Client Service Officer, Thomas Weisel Partners, 2002-2005.
[10]	Senior Research Associate, Thomas Weisel Partners, 2002-2005.
[11]	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.
[12]	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
[13]	Quantitative Analyst, J.P. Morgan Securities, 1998-2004.
[14]	Securities Litigation Associate, Sutherland Asbill & Brennan, 2004-2005.
[15]	Senior Fixed Income Analyst, Chartwell Investment Partners, 2003-2007; Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.
[16]	Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.
[17]	Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
[18]	Finance Professor, University of Massachusetts, 1987-2006; Co-founder, Arborway Capital, 2005; Senior Investment Professional, Thomas Weisel Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.
[19]	Senior Analyst, Wells Capital Management, 2000-2006.
[20]	Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and Sherrerd, 1998-2007.
[21]	Vice President/Senior Quantitative Analyst, State Street Global Markets LLC, 2005-2007; Quantitative Strategist, Morgan Stanley, 2004-2005; Investment Banker, Commerzbank Securities, 2000-2004.
[22]	Portfolio Manager, Thomas Weisel Partners, 2002-2005.
[23]	Vice President, Lehman Brothers Holdings, 2003-2007.
[24]	Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.
[25]	Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.
[26]	Senior Corporate Bond Trader/High Yield Portfolio Manager/Quantitative Analyst, Hartford Investment Management Company, 1996-2007.
[27]	Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.
[28]	Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.
[29]	Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.
[30]	Managing Director – Fixed Income Trading, Sovereign Securities, 2001-2007.
[31]	Senior Portfolio Manager, HSBC Halbis Partners (USA), 2006-2007; Global Fixed Income Portfolio Manager, State of New Jersey, Department of Treasury, Division of Investment, 1999-2006.
[32]	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
[33]	Head Trader, McMorgan & Company, 2003-2005.
[34]	Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
[35]	Vice President, Galleon Group, 2005-2006; Analyst, Hambrecht & Quist Capital Management, 2003-2005; Junior Analyst, Durus Capital Management, 2003; Anesthesiologist, Beth Israel Deaconess Medical Center, Harvard Medical School, 2002-2003.
[36]	Investment Manager, Pictet Asset Management Limited, 2004-2007; Summer Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate, Putnam Investments, 1999-2002.
[37]	Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.
[38]	Equity Analyst, Evergreen Investment Management Company, 2004-2006.
[39]	Vice President, Assurant, 2006-2007; Assistant Vice President - Senior Research Analyst, Delaware Investments, 2002-2006.
Item 27.	Principal Underwriters.

	(a)(1)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

	(a)(2)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President/Operations	None
Jeffrey M. Kellogg	Senior Vice President/Senior Product	None
Manager/Communications Manager
Brian L. Murray, Jr.	Senior Vice President/Compliance	Senior Vice President/Chief
Compliance Officer
David P. O’Connor	Senior Vice President/Strategic	Senior Vice President/Strategic
	Investment Relationships and	Investment Relationships and
	Initiatives/General Counsel	Initiatives/General Counsel
Robert E. Powers	Senior Vice President/Senior	None
Domestic Sales Manager
Richard Salus	Senior Vice President/Controller/	Senior Vice President/Chief
	Treasurer/Financial Operations	Financial Officer
Principal
James L. Shields	Senior Vice President/Chief	None
Information Officer
Trevor M. Blum	Vice President/Senior Consultant	None
Relationship Manager
E. Zoe Bradley	Vice President/Product Management	None
Manager
Mary Ellen M. Carrozza	Vice President/Client Services	None
Anthony G. Ciavarelli	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
David F. Connor	Vice President/Deputy General	Vice President/Deputy General
	Counsel/Secretary	Counsel/Secretary
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation
Matthew B. Golden	Vice President/Service Center	None
Edward M. Grant	Vice President/Senior Domestic	None
Sales Manager
Audrey Kohart	Vice President/Financial Planning	Vice President/Financial Planning
	and Reporting	and Reporting
Marlene D. Petter	Vice President/Marketing	None
Communications
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Michael T. Taggart	Vice President/Facilities &	None
Administrative Services
Molly Thompson	Vice President/Associate Product	None
Management Manager
Kathryn R. Williams	Vice President/Senior Counsel/	Vice President/Associate General
	Assistant Secretary	Counsel/Assistant Secretary

(b)(1)	Lincoln Financial Distributors, Inc. (“LFD”) serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

(b)(2)	Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

Name and Principal Business		Positions and Offices with
Address	Positions and Office with LFD	Registrant
Terrance Mullen	President	None
Joel Schwartz	Vice President	None
Nancy Briguglio	Vice President	None
Daniel P. Hickey[1]	Vice President	None
Karina Istvan	Vice President	None
James Ryan	Vice President	None
Sharon G. Marnien	Vice President	None

[1] 350 Church Street, Hartford, CT 06103

(c) Not applicable.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 29.	Management Services. None.

Item 30.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of November, 2007.

DELAWARE GROUP INCOME FUNDS

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	November 28 2007
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	November 28, 2007
Thomas L. Bennett

John A. Fry	*	Trustee	November 28, 2007
John A. Fry

Anthony D. Knerr	*	Trustee	November 28, 2007
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	November 28, 2007
Lucinda S. Landreth

Ann R. Leven	*	Trustee	November 28, 2007
Ann R. Leven

Thomas F. Madison	*	Trustee	November 28, 2007
Thomas F. Madison

Janet L. Yeomans	*	Trustee	November 28, 2007
Janet L. Yeomans

J. Richard Zecher	*	Trustee	November 28, 2007
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	November 28, 2007
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(DELAWARE GROUP INCOME FUNDS N-1A)

Exhibit No.	Exhibit
EX-99.a.3	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust

EX-99.b	Amended and Restated By-Laws (November 16, 2006)

EX-99.d.2	Executed Investment Advisory Expense Limitation Letter (November 2007) between Delaware Management Company (a series of Delaware Management Business Trust) and Registrant, on behalf of each Fund

EX-99.e.1.ii	Executed Distribution Expense Limitation Letter (November 2007) between Delaware Distributors, L.P. and Registrant, on behalf of each Fund

EX-99.e.2.i	Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc.

EX-99.g.1	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between Mellon Bank, N.A. and the Registrant

EX-99.g.2	Executed Securities Lending Authorization (July 20, 2007) between Mellon Bank, N.A. and the Registrant

EX-99.h.1.ii	Executed Schedule B (June 1, 2007) to the Shareholder Services Agreement

EX-99.h.2	Executed Fund Accounting and Financial Administration Services Agreement (September 28, 2007) between Mellon Bank, N.A. and the Registrant

EX-99.h.3	Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant

EX-99.j	Consent of Independent Registered Public Accounting Firm (November 2007)

EX-99.p.1	Code of Ethics for the Delaware Investments Family of Funds (November 2007)

EX-99.p.2	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (November 2007)

EX-99.p.3	Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007)

EX-99.q	Powers of Attorney (May 17, 2007)